     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2011

                                                              FILE NO. 333-91933

                                                                       811-07426

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 23                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 339                                             /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

THE DIRECTOR PLUS


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/20/86)
ADDRESS UNTIL AUGUST 13, 2011:
PO BOX 5085
HARTFORD, CONNECTICUT 06102-5085



ADDRESS AFTER AUGUST 13, 2011:
PO BOX 14293
LEXINGTON, KY 40512-4293


TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series I and Series IR of The Director Plus variable annuity. These Contracts are closed to new investors. Please read it carefully.

We call this annuity The Director Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses. We expect to make a profit from bonus charges.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible because you may add Premium Payments at any time.

X Tax-deferred which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 2, 2011



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2011

2

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TABLE OF CONTENTS


                                                                        PAGE
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DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   11
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    14
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            21
  The Hartford's Principal First                                              23
  Death Benefit                                                               25
  Surrenders                                                                  29
ANNUITY PAYOUTS                                                               31
OTHER PROGRAMS AVAILABLE                                                      34
OTHER INFORMATION                                                             36
  Legal Proceedings                                                           39
  More Information                                                            39
FEDERAL TAX CONSIDERATIONS                                                    39
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      46
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Street North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, CT 06102-5085.



AFTER AUGUST 13, 2011, OUR OVERNIGHT ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT -- GLOBAL ANNUITIES, 745 WEST NEW CIRCLE ROAD BUILDING 200, 1ST FLOOR, LEXINGTON, KY 40511. OUR STANDARD MAILING ADDRESS WILL BE: THE HARTFORD WEALTH MANAGEMENT -- GLOBAL ANNUITIES, PO BOX 14293, LEXINGTON, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.


ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a

4

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Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner, or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                         8%
  Second Year                                                                                            8%
  Third Year                                                                                             8%
  Fourth Year                                                                                            8%
  Fifth Year                                                                                             7%
  Sixth Year                                                                                             6%
  Seventh Year                                                                                           5%
  Eighth Year                                                                                            0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.45%
  Total Separate Account Annual Expenses                                                                  1.45%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge                                                                   0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.55%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.59%              1.26%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES (EXCLUDING ANY PAYMENT ENHANCEMENTS), AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,178
3 years                                                                   $2,042
5 years                                                                   $2,821
10 years                                                                  $4,349



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $391
3 years                                                                   $1,241
5 years                                                                   $2,104
10 years                                                                  $4,319



(3)  If you do not Surrender your Contract:



1 year                                                                      $421
3 years                                                                   $1,271
5 years                                                                   $2,134
10 years                                                                  $4,349


CONDENSED FINANCIAL INFORMATION

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When Premium Payments (and any applicable Payment Enhancements) are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that Payment Enhancements may be more than offset by the additional fees and charges associated with the bonus? Do you know that we may take back some or all Payment Enhancements in certain circumstances? When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than seven years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

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CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Option, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;
- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;
- Your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washingtonor New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

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If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE GENERAL ACCOUNT



The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

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- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALL/MID CAP EQUITY HLS FUND  Seeks long-term growth of capital            HL Investment Advisors, LLC
  -- CLASS IB                                                                         Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IB                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IB  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IB                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL HEALTH HLS FUND --      Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB (A)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IB    Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
  HARTFORD HIGH YIELD HLS FUND -- CLASS  Seeks high current income with growth of     HL Investment Advisors, LLC
  IB                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IB     Seeks to provide high current income, and    HL Investment Advisors, LLC
                                         long-term total return                       Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IB                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS IB +  Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --       Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IB +                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IB*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD STOCK HLS FUND -- CLASS IB     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IB                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IB     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      General Account



+    Closed to new and subsequent Premium Payments and transfers of Contract
     Value.




(a)  Closed to Contracts issued on or after 8/13/2004.


* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.


** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this product.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses.

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VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to ..55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, BlackRock Investment, LLC, Branch Banking & Trust Company, Columbia Management Distributors, Inc., Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment

14

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Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $129.4 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Separate Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY

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PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.


We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.



ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.


From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was issued before May 1, 2002. Series IR of the Contract is issued on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

16

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HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to

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your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

-   The length of time you plan to continue to own your Contract.

-   The frequency, amount and timing of any partial Surrenders.

-   The amount of your Premium Payments.

-   When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

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To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response

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Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

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HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

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CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

-   Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        7%
          5                        6%
          6                        5%
          7                        4%
      8 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to

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  Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis and then from Payment Enhancements. Only Premium Payments invested for less than the requisite holding period are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

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PREMIUM TAXES

We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount. The Hartford's Principal First is closed to new sales.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

YOU MAY ELECT THIS BENEFIT AT ANY TIME, PROVIDED WE ARE STILL OFFERING THIS RIDER FOR NEW SALES. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this benefit.

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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- If an election form is received in good order within the 30 days prior to an election date, the "step up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each

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Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York,. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York,. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete

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the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT -- According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

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HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

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If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

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MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90 (or 92 in certain states), the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for variable dollar amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time

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period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity

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Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such

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as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date your instructions are received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

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OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you

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are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                           WHAT IT'S USED FOR
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Access                             Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment              Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                          Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                   sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances       Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Support                            Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites;
                                   shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                           Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                         Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial
                                   Intermediary publications highlighting our products and services.
Volume                             Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert
W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2010, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and

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Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2010, Additional Payments did not in the aggregate exceed approximately $36 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contractual relationship, are listed in the SAI.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 14293
Lexington, KY 40512-4293


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether

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the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS


Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:


- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

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Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.


ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iii. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



iv. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.



v. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.


       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except

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      to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:


       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.


       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.


       3.   Distributions attributable to a taxpayer's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).


       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

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       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

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-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect

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           to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

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may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

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under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2010). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the

APP I-6

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actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of

                                                                     APP I-7

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Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appears in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.986         $0.770         $1.145         $1.092         $1.004
  Accumulation Unit Value at end of
   period                                 $1.087         $0.986         $0.770         $1.145         $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,166         43,088         53,252         71,275         83,108
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.118        $10.354             --             --             --
  Accumulation Unit Value at end of
   period                                $14.304        $13.118             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.296         $0.905         $1.692         $1.473         $1.285
  Accumulation Unit Value at end of
   period                                 $1.484         $1.296         $0.905         $1.692         $1.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,121         59,210         74,095         94,185        111,269
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.784        $10.437             --             --             --
  Accumulation Unit Value at end of
   period                                $16.748        $14.784             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.820         $0.663         $1.076         $1.010         $0.914
  Accumulation Unit Value at end of
   period                                 $0.919         $0.820         $0.663         $1.076         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,154         16,046         20,044         25,433         27,410
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.732        $10.421             --             --             --
  Accumulation Unit Value at end of
   period                                $14.119        $12.732             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.952         $0.933         $0.801         $0.945         $1.007
  Accumulation Unit Value at end of
   period                                 $1.004         $0.952         $0.933         $0.801         $0.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             96,271        107,368        106,456        304,294        189,447
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.131         $0.964         $0.688         $0.872         $0.952
  Accumulation Unit Value at end of
   period                                 $1.285         $1.131         $0.964         $0.688         $0.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            125,088        138,476        126,672        308,464        176,084
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.872         $0.818         $0.646         $0.872         $0.964
  Accumulation Unit Value at end of
   period                                 $0.914         $0.872         $0.818         $0.646         $0.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,973         27,296         23,837         46,258         30,794
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.398         $1.141         $1.717         $1.614         $1.364
  Accumulation Unit Value at end of
   period                                 $1.557         $1.398         $1.141         $1.717         $1.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,847         34,690         44,341         58,491         64,481
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.532        $10.337             --             --             --
  Accumulation Unit Value at end of
   period                                $13.796        $12.532             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             17             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.723         $0.542         $1.160         $0.944         $0.841
  Accumulation Unit Value at end of
   period                                 $0.812         $0.723         $0.542         $1.160         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,259         12,844         16,514         21,506         25,790
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.892        $10.533             --             --             --
  Accumulation Unit Value at end of
   period                                $15.434        $13.892             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.929         $1.599         $2.185         $2.094         $1.916
  Accumulation Unit Value at end of
   period                                 $2.031         $1.929         $1.599         $2.185         $2.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,079          2,509          3,493          4,892          5,739
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.096        $10.975             --             --             --
  Accumulation Unit Value at end of
   period                                $13.640        $13.096             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.588         $6.145        $10.476             --             --
  Accumulation Unit Value at end of
   period                                 $9.795         $8.588         $6.145             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552            689            814             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.477        $10.474             --             --             --
  Accumulation Unit Value at end of
   period                                $16.332        $14.477             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.309         $1.184         $0.950         $1.126         $1.193
  Accumulation Unit Value at end of
   period                                 $1.364         $1.309         $1.184         $0.950         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             66,704         61,759         49,341        125,823         56,633
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.834         $0.712         $0.534         $0.675         $0.822
  Accumulation Unit Value at end of
   period                                 $0.841         $0.834         $0.712         $0.534         $0.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,982         28,738         23,896         52,852         43,363
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.563         $1.201         $1.472         $1.466
  Accumulation Unit Value at end of
   period                                 $1.916         $1.733         $1.563         $1.201         $1.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,372          7,065          6,986         19,464         13,909
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.134         $0.860         $1.502         $1.308         $1.272
  Accumulation Unit Value at end of
   period                                 $1.331         $1.134         $0.860         $1.502         $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,756          8,638         10,916         13,551         16,482
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.572        $10.398             --             --             --
  Accumulation Unit Value at end of
   period                                $15.754        $13.572             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.364         $1.070         $2.004         $1.572         $1.427
  Accumulation Unit Value at end of
   period                                 $1.576         $1.364         $1.070         $2.004         $1.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,627         10,191         12,317         15,577         15,174
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.283        $10.539             --             --             --
  Accumulation Unit Value at end of
   period                                $15.186        $13.283             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.437         $0.971         $1.322         $1.308         $1.197
  Accumulation Unit Value at end of
   period                                 $1.641         $1.437         $0.971         $1.322         $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,655          8,550          8,815         10,947         12,251
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.189        $10.381             --             --             --
  Accumulation Unit Value at end of
   period                                $17.155        $15.189             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              9             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.783         $0.632         $1.022         $0.988         $0.870
  Accumulation Unit Value at end of
   period                                 $0.884         $0.783         $0.632         $1.022         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,784         11,067         13,004         20,394         23,976
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.475        $10.172             --             --             --
  Accumulation Unit Value at end of
   period                                $13.918        $12.475             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.236         $1.118         $0.856         $0.976             --
  Accumulation Unit Value at end of
   period                                 $1.272         $1.236         $1.118         $0.856             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,926         15,627         10,655          1,968             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.248         $1.083         $0.766         $0.986             --
  Accumulation Unit Value at end of
   period                                 $1.427         $1.248         $1.083         $0.766             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,357         13,107          8,839          1,392             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.192         $1.129         $0.932         $1.018         $1.008
  Accumulation Unit Value at end of
   period                                 $1.197         $1.192         $1.129         $0.932         $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,394         16,852         16,051         25,458         12,645
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.847         $0.780         $0.619         $0.812         $0.942
  Accumulation Unit Value at end of
   period                                 $0.870         $0.847         $0.780         $0.619         $0.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,125         25,446         22,930         44,433         27,942
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.997         $0.760         $1.339         $1.068         $0.873
  Accumulation Unit Value at end of
   period                                 $1.122         $0.997         $0.760         $1.339         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,760         16,014         18,440         23,389         25,412
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.876        $10.692             --             --             --
  Accumulation Unit Value at end of
   period                                $15.448        $13.876             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              9             --             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.480         $1.149         $1.808         $1.595         $1.452
  Accumulation Unit Value at end of
   period                                 $1.796         $1.480         $1.149         $1.808         $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,442          6,884          8,864         13,068         16,432
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.380        $10.508             --             --             --
  Accumulation Unit Value at end of
   period                                $16.063        $13.380             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.008         $1.715         $1.708         $1.474
  Accumulation Unit Value at end of
   period                                 $1.751         $1.429         $1.008         $1.715         $1.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,682         20,907         27,406         35,613         44,085
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.428        $11.004             --             --             --
  Accumulation Unit Value at end of
   period                                $18.704        $15.428             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.121         $1.116         $1.082         $1.051
  Accumulation Unit Value at end of
   period                                 $1.089         $1.105         $1.121         $1.116         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,856         26,583         48,695         28,109         23,716
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.732         $9.978             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.487         $9.732             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             22             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.775         $0.667         $0.510         $0.632         $0.791
  Accumulation Unit Value at end of
   period                                 $0.873         $0.775         $0.667         $0.510         $0.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,875         19,519          9,080         17,652         14,099
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.264         $1.104         $0.816         $0.967         $1.020
  Accumulation Unit Value at end of
   period                                 $1.452         $1.264         $1.104         $0.816         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,006         21,096         23,916         52,752         63,564
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.192         $0.846         $0.989         $1.000
  Accumulation Unit Value at end of
   period                                 $1.474         $1.363         $1.192         $0.846         $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,033         66,625         68,887         52,443         13,143
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.039         $1.047         $1.057         $1.060         $1.037
  Accumulation Unit Value at end of
   period                                 $1.051         $1.039         $1.047         $1.057         $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,708         22,517         30,479        101,819         57,858
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.776         $0.611         $1.045         $0.931         $0.827
  Accumulation Unit Value at end of
   period                                 $0.948         $0.776         $0.611         $1.045         $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,182         11,498         15,074         19,383         22,562
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.144        $10.452             --             --             --
  Accumulation Unit Value at end of
   period                                $15.868        $13.144             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.604         $5.918        $10.578             --             --
  Accumulation Unit Value at end of
   period                                $10.645         $8.604         $5.918             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                437            335            174             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.820        $10.306             --             --             --
  Accumulation Unit Value at end of
   period                                $18.134        $14.820             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.109         $0.833         $1.354         $1.403         $1.336
  Accumulation Unit Value at end of
   period                                 $1.489         $1.109         $0.833         $1.354         $1.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,635          9,122         10,662         13,621         15,889
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.010        $10.641             --             --             --
  Accumulation Unit Value at end of
   period                                $18.603        $14.010             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.778         $0.559         $1.000         $0.960         $0.852
  Accumulation Unit Value at end of
   period                                 $0.878         $0.778         $0.559         $1.000         $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,253         36,076         45,492         58,124         67,499
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.213        $10.327             --             --             --
  Accumulation Unit Value at end of
   period                                $15.867        $14.213             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.695         $0.630         $0.411         $0.600         $0.716
  Accumulation Unit Value at end of
   period                                 $0.827         $0.695         $0.630         $0.411         $0.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,297         27,730         33,978         61,128         37,330
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.223         $1.078         $0.731         $0.932             --
  Accumulation Unit Value at end of
   period                                 $1.336         $1.223         $1.078         $0.731             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,118         18,790          9,263          1,830             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.791         $0.772         $0.621         $0.833         $0.965
  Accumulation Unit Value at end of
   period                                 $0.852         $0.791         $0.772         $0.621         $0.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,657         79,386         75,867        184,257        127,321
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.510         $1.335         $1.470         $1.429         $1.387
  Accumulation Unit Value at end of
   period                                 $1.596         $1.510         $1.335         $1.470         $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,987         27,657         32,136         40,654         41,467
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.466        $10.252             --             --             --
  Accumulation Unit Value at end of
   period                                $11.987        $11.466             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             21             --             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.121         $1.103         $1.129         $1.100         $1.076
  Accumulation Unit Value at end of
   period                                 $1.144         $1.121         $1.103         $1.129         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,487         32,236         42,486         28,795         28,728
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.075        $10.023             --             --             --
  Accumulation Unit Value at end of
   period                                $10.169        $10.075             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              2             --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.130         $0.924         $1.425         $1.330         $1.110
  Accumulation Unit Value at end of
   period                                 $1.274         $1.130         $0.924         $1.425         $1.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,411          9,372         11,975         16,547         19,703
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.461        $10.304             --             --             --
  Accumulation Unit Value at end of
   period                                $13.895        $12.461             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.377         $1.339         $1.262         $1.166         $1.091
  Accumulation Unit Value at end of
   period                                 $1.387         $1.377         $1.339         $1.262         $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             40,901         39,937         36,130        105,013         44,675
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.078         $1.074         $1.069         $1.007             --
  Accumulation Unit Value at end of
   period                                 $1.076         $1.078         $1.074         $1.069             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,908         39,572         46,580         37,697             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.045         $0.960         $0.759         $0.998         $1.000
  Accumulation Unit Value at end of
   period                                 $1.110         $1.045         $0.960         $0.759         $0.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,272         23,226         27,362         21,066          7,231
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information for Series I and Series IR of The Director Plus variable annuity, please complete the form below and mail to:


     ADDRESS UNTIL AUGUST 13, 2011:



     The Hartford Wealth Management -- Global Annuities
     PO Box 5085
     Hartford, Connecticut 06102-5085



     ADDRESS AFTER AUGUST 13, 2011:



     The Hartford Wealth Management -- Global Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
  City/State                                                         Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT ONE

                  SERIES I AND SERIES IR OF THE DIRECTOR PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to:



ADDRESS UNTIL AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 5085
Hartford, Connecticut 06102-5085



ADDRESS AFTER AUGUST 13, 2011:



The Hartford Wealth Management -- Global Annuities
PO Box 14293
Lexington, KY 40512-4293



Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 11, 2011 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: 9,268,906; 2009: $6,521,552; and 2008: $14,033,951.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Value appears in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
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HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.986         $0.770         $1.145         $1.092         $1.004
  Accumulation Unit Value at end of
   period                                 $1.087         $0.986         $0.770         $1.145         $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,166         43,088         53,252         71,275         83,108
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.971         $0.760         $1.132         $1.081         $0.995
  Accumulation Unit Value at end of
   period                                 $1.069         $0.971         $0.760         $1.132         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,981          4,748          5,729          7,259          9,287
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.968         $0.758         $1.129         $1.079         $0.994
  Accumulation Unit Value at end of
   period                                 $1.065         $0.968         $0.758         $1.129         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,716          4,173          5,455          6,923          8,020
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.954         $0.748         $1.116         $1.068         $0.985
  Accumulation Unit Value at end of
   period                                 $1.048         $0.954         $0.748         $1.116         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,793         40,192         48,281         67,471         83,412
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.954         $0.748         $1.116         $1.068         $0.985
  Accumulation Unit Value at end of
   period                                 $1.048         $0.954         $0.748         $1.116         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,793         40,192         48,281         67,471         83,412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.740         $1.107         $1.061         $0.980
  Accumulation Unit Value at end of
   period                                 $1.035         $0.944         $0.740         $1.107         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,384         25,770         28,898         26,743         24,710
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.740         $1.107         $1.061         $0.980
  Accumulation Unit Value at end of
   period                                 $1.035         $0.944         $0.740         $1.107         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,384         25,770         28,898         26,743         24,710
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.940         $0.738         $1.104         $1.059         $0.978
  Accumulation Unit Value at end of
   period                                 $1.031         $0.940         $0.738         $1.104         $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,053          1,078          1,155          1,893          2,460
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.933         $0.733         $1.098         $1.054         $0.975
  Accumulation Unit Value at end of
   period                                 $1.022         $0.933         $0.733         $1.098         $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,209          2,560          3,098          3,794          3,677

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
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HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.952         $0.933         $0.801         $0.945         $1.007
  Accumulation Unit Value at end of
   period                                 $1.004         $0.952         $0.933         $0.801         $0.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             96,271        107,368        106,456        304,294        189,447
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.945         $0.928         $0.798         $0.942         $1.006
  Accumulation Unit Value at end of
   period                                 $0.995         $0.945         $0.928         $0.798         $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,399         11,904         12,864         42,248         29,814
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.945         $0.928         $0.798         $0.943         $1.020
  Accumulation Unit Value at end of
   period                                 $0.994         $0.945         $0.928         $0.798         $0.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,617          9,722         11,894         56,013         39,223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.938         $0.923         $0.795         $0.764             --
  Accumulation Unit Value at end of
   period                                 $0.985         $0.938         $0.923         $0.795             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             91,557        103,510         99,612        108,920             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.938         $0.923         $0.795         $0.941         $1.018
  Accumulation Unit Value at end of
   period                                 $0.985         $0.938         $0.923         $0.795         $0.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             91,557        103,510         99,612        108,920         15,602
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.934         $0.924             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.980         $0.934             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,755         27,290             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.934         $0.921         $0.794         $0.764             --
  Accumulation Unit Value at end of
   period                                 $0.980         $0.934         $0.921         $0.794             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,755         27,290          5,171          8,028             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.933         $0.920         $0.794         $0.764             --
  Accumulation Unit Value at end of
   period                                 $0.978         $0.933         $0.920         $0.794             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,734          3,625          4,189          4,336             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.931         $0.922             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.975         $0.931             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,481          4,714             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.930         $0.731         $1.095         $1.052         $0.973
  Accumulation Unit Value at end of
   period                                 $1.018         $0.930         $0.731         $1.095         $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,713          1,890          2,143          2,682          2,806
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.930         $0.731         $1.095         $1.052         $0.973
  Accumulation Unit Value at end of
   period                                 $1.018         $0.930         $0.731         $1.095         $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,713          1,890          2,143          2,682          2,806
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.168        $10.358             --             --             --
  Accumulation Unit Value at end of
   period                                $14.409        $13.168             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                469            150             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.927         $0.730         $1.095         $1.053         $0.976
  Accumulation Unit Value at end of
   period                                 $1.013         $0.927         $0.730         $1.095         $1.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                251            480            491            185             14
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.147        $10.356             --             --             --
  Accumulation Unit Value at end of
   period                                $14.364        $13.147             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.139        $10.356             --             --             --
  Accumulation Unit Value at end of
   period                                $14.349        $13.139             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.118        $10.354             --             --             --
  Accumulation Unit Value at end of
   period                                $14.304        $13.118             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.296         $0.905         $1.692         $1.473         $1.285
  Accumulation Unit Value at end of
   period                                 $1.484         $1.296         $0.905         $1.692         $1.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,121         59,210         74,095         94,185        111,269
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.277         $0.893         $1.672         $1.458         $1.274
  Accumulation Unit Value at end of
   period                                 $1.461         $1.277         $0.893         $1.672         $1.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,522          5,776          7,168         10,173         12,576
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.273         $0.891         $1.669         $1.456         $1.272
  Accumulation Unit Value at end of
   period                                 $1.455         $1.273         $0.891         $1.669         $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,128          6,619          8,965         12,851         13,637

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.930         $0.921             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.973         $0.930             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,944          3,343             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.930         $0.918         $0.794         $0.764             --
  Accumulation Unit Value at end of
   period                                 $0.973         $0.930         $0.918         $0.794             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,944          3,343          3,577          4,162             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.934         $0.927             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.976         $0.934             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.131         $0.964         $0.688         $0.872         $0.952
  Accumulation Unit Value at end of
   period                                 $1.285         $1.131         $0.964         $0.688         $0.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            125,088        138,476        126,672        308,464        176,084
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.123         $0.958         $0.686         $0.870         $0.951
  Accumulation Unit Value at end of
   period                                 $1.274         $1.123         $0.958         $0.686         $0.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,335         15,303         15,958         43,164         28,356
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.122         $0.958         $0.686         $0.870         $1.004
  Accumulation Unit Value at end of
   period                                 $1.272         $1.122         $0.958         $0.686         $0.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,869         16,159         16,427         60,306         52,692

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.254         $0.879         $1.649         $1.441         $1.261
  Accumulation Unit Value at end of
   period                                 $1.432         $1.254         $0.879         $1.649         $1.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,178         51,139         61,395         85,369        107,600
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.254         $0.879         $1.649         $1.441         $1.261
  Accumulation Unit Value at end of
   period                                 $1.432         $1.254         $0.879         $1.649         $1.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,178         51,139         61,395         85,369        107,600
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.241         $0.871         $1.636         $1.431         $1.255
  Accumulation Unit Value at end of
   period                                 $1.414         $1.241         $0.871         $1.636         $1.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             38,547         50,484         53,578         46,522         46,762
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.241         $0.871         $1.636         $1.431         $1.255
  Accumulation Unit Value at end of
   period                                 $1.414         $1.241         $0.871         $1.636         $1.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             38,547         50,484         53,578         46,522         46,762
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.236         $0.868         $1.631         $1.428         $1.253
  Accumulation Unit Value at end of
   period                                 $1.408         $1.236         $0.868         $1.631         $1.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,210          1,586          1,853          3,179          4,383
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.226         $0.862         $1.622         $1.421         $1.248
  Accumulation Unit Value at end of
   period                                 $1.396         $1.226         $0.862         $1.622         $1.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,375          3,969          4,544          5,020          4,845
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.222         $0.859         $1.618         $1.419         $1.246
  Accumulation Unit Value at end of
   period                                 $1.390         $1.222         $0.859         $1.618         $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,851          3,663          4,243          3,879          3,953
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.222         $0.859         $1.618         $1.419         $1.246
  Accumulation Unit Value at end of
   period                                 $1.390         $1.222         $0.859         $1.618         $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,851          3,663          4,243          3,879          3,953
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.841        $10.441             --             --             --
  Accumulation Unit Value at end of
   period                                $16.872        $14.841             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,000            344             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.222         $0.861         $1.623         $1.425         $1.254
  Accumulation Unit Value at end of
   period                                 $1.388         $1.222         $0.861         $1.623         $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                399            640            563            195             61

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.114         $0.953         $0.683         $0.616             --
  Accumulation Unit Value at end of
   period                                 $1.261         $1.114         $0.953         $0.683             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            125,285        140,499        131,443        121,568             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.114         $0.953         $0.683         $0.868         $1.002
  Accumulation Unit Value at end of
   period                                 $1.261         $1.114         $0.953         $0.683         $0.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            125,285        140,499        131,443        121,568         20,872
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.110         $0.964             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.255         $1.110             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,974         56,699             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.110         $0.951         $0.683         $0.616             --
  Accumulation Unit Value at end of
   period                                 $1.255         $1.110         $0.951         $0.683             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,974         56,699          5,739          8,807             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.109         $0.950         $0.682         $0.616             --
  Accumulation Unit Value at end of
   period                                 $1.253         $1.109         $0.950         $0.682             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,651          5,937          5,696          6,230             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.106         $0.962             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.248         $1.106             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,298          7,633             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.105         $0.962             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.246         $1.105             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,976          4,007             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.105         $0.948         $0.682         $0.616             --
  Accumulation Unit Value at end of
   period                                 $1.246         $1.105         $0.948         $0.682             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,976          4,007          4,078          4,052             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.113         $0.970             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.254         $1.113             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             32             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.816        $10.439             --             --             --
  Accumulation Unit Value at end of
   period                                $16.819        $14.816             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44              4             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.808        $10.439             --             --             --
  Accumulation Unit Value at end of
   period                                $16.801        $14.808             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18              7             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.784        $10.437             --             --             --
  Accumulation Unit Value at end of
   period                                $16.748        $14.784             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.820         $0.663         $1.076         $1.010         $0.914
  Accumulation Unit Value at end of
   period                                 $0.919         $0.820         $0.663         $1.076         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,154         16,046         20,044         25,433         27,410
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.808         $0.655         $1.063         $1.000         $0.906
  Accumulation Unit Value at end of
   period                                 $0.904         $0.808         $0.655         $1.063         $1.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870          1,326          1,890          2,217          2,382
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.805         $0.653         $1.061         $0.998         $0.905
  Accumulation Unit Value at end of
   period                                 $0.901         $0.805         $0.653         $1.061         $0.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,917          2,231          2,562          3,069          3,088
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.793         $0.644         $1.049         $0.988         $0.897
  Accumulation Unit Value at end of
   period                                 $0.886         $0.793         $0.644         $1.049         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,694         11,492         14,278         19,422         22,161
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.793         $0.644         $1.049         $0.988         $0.897
  Accumulation Unit Value at end of
   period                                 $0.886         $0.793         $0.644         $1.049         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,694         11,492         14,278         19,422         22,161
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.785         $0.638         $1.040         $0.981         $0.892
  Accumulation Unit Value at end of
   period                                 $0.875         $0.785         $0.638         $1.040         $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,943         23,103         25,222         26,959         27,382
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.785         $0.638         $1.040         $0.981         $0.892
  Accumulation Unit Value at end of
   period                                 $0.875         $0.785         $0.638         $1.040         $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,943         23,103         25,222         26,959         27,382

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.872         $0.818         $0.646         $0.872         $0.964
  Accumulation Unit Value at end of
   period                                 $0.914         $0.872         $0.818         $0.646         $0.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,973         27,296         23,837         46,258         30,794
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.866         $0.813         $0.643         $0.870         $0.962
  Accumulation Unit Value at end of
   period                                 $0.906         $0.866         $0.813         $0.643         $0.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,621          2,651          2,602          6,457          4,898
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.865         $0.813         $0.643         $0.870         $1.011
  Accumulation Unit Value at end of
   period                                 $0.905         $0.865         $0.813         $0.643         $0.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,492          2,073          1,700          7,468          5,526
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.859         $0.809         $0.641         $0.608             --
  Accumulation Unit Value at end of
   period                                 $0.897         $0.859         $0.809         $0.641             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,321         23,430         20,564         15,064             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.859         $0.809         $0.641         $0.868         $1.010
  Accumulation Unit Value at end of
   period                                 $0.897         $0.859         $0.809         $0.641         $0.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,321         23,430         20,564         15,064          2,542
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.856         $0.818             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.892         $0.856             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,929         18,662             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.856         $0.807         $0.640         $0.608             --
  Accumulation Unit Value at end of
   period                                 $0.892         $0.856         $0.807         $0.640             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,929         18,662          1,626            873             --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.782         $0.636         $1.037         $0.979         $0.891
  Accumulation Unit Value at end of
   period                                 $0.872         $0.782         $0.636         $1.037         $0.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            255            232            341            511
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.776         $0.632         $1.031         $0.975         $0.887
  Accumulation Unit Value at end of
   period                                 $0.864         $0.776         $0.632         $1.031         $0.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                946          1,042          1,149          1,315          1,223
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.773         $0.630         $1.029         $0.973         $0.886
  Accumulation Unit Value at end of
   period                                 $0.861         $0.773         $0.630         $1.029         $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426            495            525            696            579
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.773         $0.630         $1.029         $0.973         $0.886
  Accumulation Unit Value at end of
   period                                 $0.861         $0.773         $0.630         $1.029         $0.973
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                426            495            525            696            579
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.781        $10.424             --             --             --
  Accumulation Unit Value at end of
   period                                $14.223        $12.781             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                210             92             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.766         $0.625         $1.023         $0.968         $0.883
  Accumulation Unit Value at end of
   period                                 $0.852         $0.766         $0.625         $1.023         $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            216            216            102             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.760        $10.423             --             --             --
  Accumulation Unit Value at end of
   period                                $14.179        $12.760             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.753        $10.422             --             --             --
  Accumulation Unit Value at end of
   period                                $14.164        $12.753             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.732        $10.421             --             --             --
  Accumulation Unit Value at end of
   period                                $14.119        $12.732             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.398         $1.141         $1.717         $1.614         $1.364
  Accumulation Unit Value at end of
   period                                 $1.557         $1.398         $1.141         $1.717         $1.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,847         34,690         44,341         58,491         64,481

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.855         $0.806         $0.640         $0.608             --
  Accumulation Unit Value at end of
   period                                 $0.891         $0.855         $0.806         $0.640             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                502            437            244            435             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.852         $0.816             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.887         $0.852             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,319          1,356             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.852         $0.816             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.886         $0.852             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                557            648             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.852         $0.805         $0.640         $0.608             --
  Accumulation Unit Value at end of
   period                                 $0.886         $0.852         $0.805         $0.640             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                557            648            918            237             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.850         $0.816             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.883         $0.850             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.309         $1.184         $0.950         $1.126         $1.193
  Accumulation Unit Value at end of
   period                                 $1.364         $1.309         $1.184         $0.950         $1.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             66,704         61,759         49,341        125,823         56,633

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.378         $1.126         $1.697         $1.597         $1.352
  Accumulation Unit Value at end of
   period                                 $1.531         $1.378         $1.126         $1.697         $1.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,408          2,989          3,768          5,223          5,773
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.374         $1.123         $1.694         $1.595         $1.350
  Accumulation Unit Value at end of
   period                                 $1.526         $1.374         $1.123         $1.694         $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,823          3,897          4,564          6,983          7,183
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.108         $1.674         $1.578         $1.339
  Accumulation Unit Value at end of
   period                                 $1.501         $1.354         $1.108         $1.674         $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,337         31,987         39,816         58,435         68,945
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.108         $1.674         $1.578         $1.339
  Accumulation Unit Value at end of
   period                                 $1.501         $1.354         $1.108         $1.674         $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,337         31,987         39,816         58,435         68,945
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.098         $1.661         $1.568         $1.332
  Accumulation Unit Value at end of
   period                                 $1.483         $1.339         $1.098         $1.661         $1.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,693         36,966         41,001         39,554         38,359
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.098         $1.661         $1.568         $1.332
  Accumulation Unit Value at end of
   period                                 $1.483         $1.339         $1.098         $1.661         $1.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,693         36,966         41,001         39,554         38,359
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334         $1.094         $1.656         $1.565         $1.329
  Accumulation Unit Value at end of
   period                                 $1.476         $1.334         $1.094         $1.656         $1.565
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                792          1,069          1,184          1,604          2,215
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.087         $1.646         $1.557         $1.324
  Accumulation Unit Value at end of
   period                                 $1.463         $1.323         $1.087         $1.646         $1.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,067          2,278          2,601          2,808          2,708
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.319         $1.084         $1.643         $1.554         $1.323
  Accumulation Unit Value at end of
   period                                 $1.458         $1.319         $1.084         $1.643         $1.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,554          1,803          2,103          2,318          2,437
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.319         $1.084         $1.643         $1.554         $1.323
  Accumulation Unit Value at end of
   period                                 $1.458         $1.319         $1.084         $1.643         $1.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,554          1,803          2,103          2,318          2,437

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.300         $1.178         $0.946         $1.123         $1.192
  Accumulation Unit Value at end of
   period                                 $1.352         $1.300         $1.178         $0.946         $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,066          6,268          6,921         17,352          8,957
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.299         $1.177         $0.946         $1.124         $1.167
  Accumulation Unit Value at end of
   period                                 $1.350         $1.299         $1.177         $0.946         $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,550          6,360          6,039         24,418         12,499
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.289         $1.171         $0.942         $0.899             --
  Accumulation Unit Value at end of
   period                                 $1.339         $1.289         $1.171         $0.942             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             73,107         75,497         67,761         64,542             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.289         $1.171         $0.942         $1.121         $1.165
  Accumulation Unit Value at end of
   period                                 $1.339         $1.289         $1.171         $0.942         $1.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             73,107         75,497         67,761         64,542          6,412
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.285         $1.170             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.332         $1.285             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,584         32,465             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.285         $1.168         $0.942         $0.899             --
  Accumulation Unit Value at end of
   period                                 $1.332         $1.285         $1.168         $0.942             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,584         32,465          4,661          4,731             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.283         $1.167         $0.942         $0.899             --
  Accumulation Unit Value at end of
   period                                 $1.329         $1.283         $1.167         $0.942             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,552          2,307          2,277          2,777             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.166             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.324         $1.280             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,035          3,072             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.279         $1.166             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.323         $1.279             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,458          2,199             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.279         $1.165         $0.941         $0.899             --
  Accumulation Unit Value at end of
   period                                 $1.323         $1.279         $1.165         $0.941             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,458          2,199          1,886          2,167             --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.580        $10.340             --             --             --
  Accumulation Unit Value at end of
   period                                $13.898        $12.580             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                814            351             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.097         $0.902         $1.370         $1.298         $1.106
  Accumulation Unit Value at end of
   period                                 $1.210         $1.097         $0.902         $1.370         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            600            567            302             58
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.559        $10.339             --             --             --
  Accumulation Unit Value at end of
   period                                $13.854        $12.559             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45              3             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.552        $10.338             --             --             --
  Accumulation Unit Value at end of
   period                                $13.840        $12.552             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.532        $10.337             --             --             --
  Accumulation Unit Value at end of
   period                                $13.796        $12.532             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             17             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.723         $0.542         $1.160         $0.944         $0.841
  Accumulation Unit Value at end of
   period                                 $0.812         $0.723         $0.542         $1.160         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,259         12,844         16,514         21,506         25,790
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.713         $0.535         $1.147         $0.934         $0.834
  Accumulation Unit Value at end of
   period                                 $0.799         $0.713         $0.535         $1.147         $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                817          1,030          1,259          1,950          2,208
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.710         $0.534         $1.144         $0.933         $0.833
  Accumulation Unit Value at end of
   period                                 $0.796         $0.710         $0.534         $1.144         $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                924          1,315          1,561          2,264          2,066
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.700         $0.527         $1.131         $0.923         $0.826
  Accumulation Unit Value at end of
   period                                 $0.784         $0.700         $0.527         $1.131         $0.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,841          8,204          9,845         14,815         18,158
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.700         $0.527         $1.131         $0.923         $0.826
  Accumulation Unit Value at end of
   period                                 $0.784         $0.700         $0.527         $1.131         $0.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,841          8,204          9,845         14,815         18,158

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.071         $0.978             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.106         $1.071             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             50             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.834         $0.712         $0.534         $0.675         $0.822
  Accumulation Unit Value at end of
   period                                 $0.841         $0.834         $0.712         $0.534         $0.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,982         28,738         23,896         52,852         43,363
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.828         $0.708         $0.532         $0.673         $0.821
  Accumulation Unit Value at end of
   period                                 $0.834         $0.828         $0.708         $0.532         $0.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,304          2,571          2,242          5,211          5,169
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.827         $0.707         $0.532         $0.673         $0.813
  Accumulation Unit Value at end of
   period                                 $0.833         $0.827         $0.707         $0.532         $0.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,247          2,171          1,727          9,414          6,444
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821         $0.703         $0.530         $0.517             --
  Accumulation Unit Value at end of
   period                                 $0.826         $0.821         $0.703         $0.530             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,093         22,810         16,775         16,085             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.821         $0.703         $0.530         $0.671         $0.812
  Accumulation Unit Value at end of
   period                                 $0.826         $0.821         $0.703         $0.530         $0.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,093         22,810         16,775         16,085          2,907

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.692         $0.522         $1.122         $0.917         $0.821
  Accumulation Unit Value at end of
   period                                 $0.774         $0.692         $0.522         $1.122         $0.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,192         14,439         16,310         16,141         17,248
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.692         $0.522         $1.122         $0.917         $0.821
  Accumulation Unit Value at end of
   period                                 $0.774         $0.692         $0.522         $1.122         $0.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,192         14,439         16,310         16,141         17,248
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.690         $0.520         $1.119         $0.915         $0.820
  Accumulation Unit Value at end of
   period                                 $0.770         $0.690         $0.520         $1.119         $0.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            222            228            310            475
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.684         $0.517         $1.112         $0.911         $0.817
  Accumulation Unit Value at end of
   period                                 $0.764         $0.684         $0.517         $1.112         $0.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                469            498            600            865            815
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.682         $0.515         $1.110         $0.909         $0.816
  Accumulation Unit Value at end of
   period                                 $0.761         $0.682         $0.515         $1.110         $0.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            445            436            495            405
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.682         $0.515         $1.110         $0.909         $0.816
  Accumulation Unit Value at end of
   period                                 $0.761         $0.682         $0.515         $1.110         $0.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                415            445            436            495            405
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.946        $10.536             --             --             --
  Accumulation Unit Value at end of
   period                                $15.548        $13.946             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102             43             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.676         $0.511         $1.103         $0.905         $0.813
  Accumulation Unit Value at end of
   period                                 $0.753         $0.676         $0.511         $1.103         $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            152            144             69             13
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.923        $10.535             --             --             --
  Accumulation Unit Value at end of
   period                                $15.499        $13.923             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.915        $10.534             --             --             --
  Accumulation Unit Value at end of
   period                                $15.483        $13.915             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.818         $0.728             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.821         $0.818             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,356         16,523             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.818         $0.702         $0.529         $0.517             --
  Accumulation Unit Value at end of
   period                                 $0.821         $0.818         $0.702         $0.529             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,356         16,523          1,242            473             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.817         $0.701         $0.529         $0.517             --
  Accumulation Unit Value at end of
   period                                 $0.820         $0.817         $0.701         $0.529             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                483            505            301            518             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.815         $0.726             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.817         $0.815             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                830            919             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.814         $0.726             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.816         $0.814             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                413            387             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.814         $0.700         $0.529         $0.517             --
  Accumulation Unit Value at end of
   period                                 $0.816         $0.814         $0.700         $0.529             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                413            387            166            736             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.813         $0.725             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.813         $0.813             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.892        $10.533             --             --             --
  Accumulation Unit Value at end of
   period                                $15.434        $13.892             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.929         $1.599         $2.185         $2.094         $1.916
  Accumulation Unit Value at end of
   period                                 $2.031         $1.929         $1.599         $2.185         $2.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,079          2,509          3,493          4,892          5,739
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.901         $1.578         $2.160         $2.073         $1.900
  Accumulation Unit Value at end of
   period                                 $1.999         $1.901         $1.578         $2.160         $2.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175            256            337            555            738
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.895         $1.574         $2.155         $2.070         $1.897
  Accumulation Unit Value at end of
   period                                 $1.991         $1.895         $1.574         $2.155         $2.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                289            313            406            531            611
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.868         $1.554         $2.130         $2.049         $1.881
  Accumulation Unit Value at end of
   period                                 $1.960         $1.868         $1.554         $2.130         $2.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,344          1,942          2,331          3,789          4,791
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.868         $1.554         $2.130         $2.049         $1.881
  Accumulation Unit Value at end of
   period                                 $1.960         $1.868         $1.554         $2.130         $2.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,344          1,942          2,331          3,789          4,791
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.847         $1.539         $2.113         $2.035         $1.871
  Accumulation Unit Value at end of
   period                                 $1.935         $1.847         $1.539         $2.113         $2.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                720            970          1,189            864            745
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.847         $1.539         $2.113         $2.035         $1.871
  Accumulation Unit Value at end of
   period                                 $1.935         $1.847         $1.539         $2.113         $2.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                720            970          1,189            864            745
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.840         $1.534         $2.107         $2.031         $1.868
  Accumulation Unit Value at end of
   period                                 $1.927         $1.840         $1.534         $2.107         $2.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             68             79            115            220
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.826         $1.523         $2.095         $2.021         $1.861
  Accumulation Unit Value at end of
   period                                 $1.910         $1.826         $1.523         $2.095         $2.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                111            133            169            153            193

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL HEALTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.563         $1.201         $1.472         $1.466
  Accumulation Unit Value at end of
   period                                 $1.916         $1.733         $1.563         $1.201         $1.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,372          7,065          6,986         19,464         13,909
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.721         $1.554         $1.197         $1.468         $1.464
  Accumulation Unit Value at end of
   period                                 $1.900         $1.721         $1.554         $1.197         $1.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                775            898          1,066          2,667          2,298
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.720         $1.554         $1.197         $1.469         $1.383
  Accumulation Unit Value at end of
   period                                 $1.897         $1.720         $1.554         $1.197         $1.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                705            905            994          4,061          2,661
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.708         $1.545         $1.192         $1.122             --
  Accumulation Unit Value at end of
   period                                 $1.881         $1.708         $1.545         $1.192             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,089          7,207          7,606          7,025             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.708         $1.545         $1.192         $1.465         $1.382
  Accumulation Unit Value at end of
   period                                 $1.881         $1.708         $1.545         $1.192         $1.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,089          7,207          7,606          7,025          1,545
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.702         $1.600             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.871         $1.702             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                852            893             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.702         $1.542         $1.191         $1.122             --
  Accumulation Unit Value at end of
   period                                 $1.871         $1.702         $1.542         $1.191             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                852            893            222            275             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.699         $1.541         $1.191         $1.122             --
  Accumulation Unit Value at end of
   period                                 $1.868         $1.699         $1.541         $1.191             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                281            325            300            332             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.695         $1.596             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.861         $1.695             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                265            329             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.820         $1.519         $2.090         $2.018         $1.859
  Accumulation Unit Value at end of
   period                                 $1.903         $1.820         $1.519         $2.090         $2.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                186            209            234            386            378
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.820         $1.519         $2.090         $2.018         $1.859
  Accumulation Unit Value at end of
   period                                 $1.903         $1.820         $1.519         $2.090         $2.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                186            209            234            386            378
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.147        $10.979             --             --             --
  Accumulation Unit Value at end of
   period                                $13.740        $13.147             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             15             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.803         $1.508         $2.078         $2.008         $1.853
  Accumulation Unit Value at end of
   period                                 $1.883         $1.803         $1.508         $2.078         $2.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             17              9              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.125        $10.978             --             --             --
  Accumulation Unit Value at end of
   period                                $13.697        $13.125             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.118        $10.977             --             --             --
  Accumulation Unit Value at end of
   period                                $13.683        $13.118             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.096        $10.975             --             --             --
  Accumulation Unit Value at end of
   period                                $13.640        $13.096             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.588         $6.145        $10.476             --             --
  Accumulation Unit Value at end of
   period                                 $9.795         $8.588         $6.145             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                552            689            814             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.564         $6.137        $10.474             --             --
  Accumulation Unit Value at end of
   period                                 $9.753         $8.564         $6.137             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             73             76             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.556         $6.135        $10.473             --             --
  Accumulation Unit Value at end of
   period                                 $9.740         $8.556         $6.135             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             79             95             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.693         $1.596             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.859         $1.693             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384            333             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.693         $1.538         $1.190         $1.121             --
  Accumulation Unit Value at end of
   period                                 $1.859         $1.693         $1.538         $1.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384            333            275            174             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.691         $1.595             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.853         $1.691             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.532         $6.127        $10.470             --             --
  Accumulation Unit Value at end of
   period                                 $9.698         $8.532         $6.127             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                401            557            647             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.532         $6.127        $10.470             --             --
  Accumulation Unit Value at end of
   period                                 $9.698         $8.532         $6.127             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                401            557            647             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.509         $6.119        $10.467             --             --
  Accumulation Unit Value at end of
   period                                 $9.657         $8.509         $6.119             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            277            270             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.509         $6.119        $10.467             --             --
  Accumulation Unit Value at end of
   period                                 $9.657         $8.509         $6.119             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184            277            270             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.501         $6.117        $10.466             --             --
  Accumulation Unit Value at end of
   period                                 $9.643         $8.501         $6.117             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              8             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.486         $6.112        $10.465             --             --
  Accumulation Unit Value at end of
   period                                 $9.616         $8.486         $6.112             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             43             54             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.478         $6.109        $10.464             --             --
  Accumulation Unit Value at end of
   period                                 $9.602         $8.478         $6.109             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            117            112             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.478         $6.109        $10.464             --             --
  Accumulation Unit Value at end of
   period                                 $9.602         $8.478         $6.109             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            117            112             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.470         $6.107             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.589         $8.470             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             39             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.454         $6.101        $10.461             --             --
  Accumulation Unit Value at end of
   period                                 $9.562         $8.454         $6.101             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.509        $10.476             --             --             --
  Accumulation Unit Value at end of
   period                                $16.401        $14.509             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              4             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.501        $10.476             --             --             --
  Accumulation Unit Value at end of
   period                                $16.383        $14.501             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.477        $10.474             --             --             --
  Accumulation Unit Value at end of
   period                                $16.332        $14.477             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.134         $0.860         $1.502         $1.308         $1.272
  Accumulation Unit Value at end of
   period                                 $1.331         $1.134         $0.860         $1.502         $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,756          8,638         10,916         13,551         16,482
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.121         $0.851         $1.489         $1.299         $1.265
  Accumulation Unit Value at end of
   period                                 $1.314         $1.121         $0.851         $1.489         $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                965            716            856          1,227          1,392
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.117         $0.848         $1.485         $1.296         $1.263
  Accumulation Unit Value at end of
   period                                 $1.308         $1.117         $0.848         $1.485         $1.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,077            758            963          1,181          1,231
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.104         $0.840         $1.472         $1.287         $1.256
  Accumulation Unit Value at end of
   period                                 $1.292         $1.104         $0.840         $1.472         $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,380         12,543         16,245         25,339         35,593
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.104         $0.840         $1.472         $1.287         $1.256
  Accumulation Unit Value at end of
   period                                 $1.292         $1.104         $0.840         $1.472         $1.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,380         12,543         16,245         25,339         35,593
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.092         $0.832         $1.461         $1.279         $1.249
  Accumulation Unit Value at end of
   period                                 $1.275         $1.092         $0.832         $1.461         $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,941          8,911         11,015          8,582          8,283
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.092         $0.832         $1.461         $1.279         $1.249
  Accumulation Unit Value at end of
   period                                 $1.275         $1.092         $0.832         $1.461         $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,941          8,911         11,015          8,582          8,283

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.236         $1.118         $0.856         $0.976             --
  Accumulation Unit Value at end of
   period                                 $1.272         $1.236         $1.118         $0.856             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,926         15,627         10,655          1,968             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.231         $1.115         $0.855         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.265         $1.231         $1.115         $0.855             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,496          1,095            827            574             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.229         $1.114         $0.855         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.263         $1.229         $1.114         $0.855             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,751          1,623            923            314             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.111         $0.854         $0.767             --
  Accumulation Unit Value at end of
   period                                 $1.256         $1.225         $1.111         $0.854             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,396         44,621         34,144          3,533             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.111         $0.854         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.256         $1.225         $1.111         $0.854             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,396         44,621         34,144          3,533             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.220         $1.143             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.249         $1.220             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,651          6,515             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.220         $1.109         $0.853         $0.767             --
  Accumulation Unit Value at end of
   period                                 $1.249         $1.220         $1.109         $0.853             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,651          6,515          2,682            399             --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $0.829         $1.457         $1.276         $1.247
  Accumulation Unit Value at end of
   period                                 $1.270         $1.088         $0.829         $1.457         $1.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            600            710            949          1,335
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080         $0.823         $1.448         $1.270         $1.242
  Accumulation Unit Value at end of
   period                                 $1.259         $1.080         $0.823         $1.448         $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                980            820            828            775            785
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.076         $0.821         $1.445         $1.267         $1.241
  Accumulation Unit Value at end of
   period                                 $1.254         $1.076         $0.821         $1.445         $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,150          1,105            735            800          1,134
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.076         $0.821         $1.445         $1.267         $1.241
  Accumulation Unit Value at end of
   period                                 $1.254         $1.076         $0.821         $1.445         $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,150          1,105            735            800          1,134
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.073         $0.819             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.250         $1.073             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,067          1,461             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.066         $0.815         $1.436         $1.262         $1.237
  Accumulation Unit Value at end of
   period                                 $1.241         $1.066         $0.815         $1.436         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             27             83             70             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.602        $10.400             --             --             --
  Accumulation Unit Value at end of
   period                                $15.820        $13.602             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              4             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.595        $10.400             --             --             --
  Accumulation Unit Value at end of
   period                                $15.804        $13.595             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.572        $10.398             --             --             --
  Accumulation Unit Value at end of
   period                                $15.754        $13.572             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.364         $1.070         $2.004         $1.572         $1.427
  Accumulation Unit Value at end of
   period                                 $1.576         $1.364         $1.070         $2.004         $1.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,627         10,191         12,317         15,577         15,174

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.219         $1.108         $0.853         $0.767             --
  Accumulation Unit Value at end of
   period                                 $1.247         $1.219         $1.108         $0.853             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,453          1,428          1,160            138             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.215         $1.140             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.242         $1.215             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                801            798             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.214         $1.140             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.241         $1.214             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,208          1,038             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.214         $1.106         $0.853         $0.767             --
  Accumulation Unit Value at end of
   period                                 $1.241         $1.214         $1.106         $0.853             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,208          1,038            907            103             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.212         $1.140             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.237         $1.212             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             44             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.248         $1.083         $0.766         $0.986             --
  Accumulation Unit Value at end of
   period                                 $1.427         $1.248         $1.083         $0.766             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,357         13,107          8,839          1,392             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.348         $1.060         $1.987         $1.561         $1.419
  Accumulation Unit Value at end of
   period                                 $1.556         $1.348         $1.060         $1.987         $1.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,194          1,669          2,775          2,451
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.343         $1.056         $1.981         $1.557         $1.416
  Accumulation Unit Value at end of
   period                                 $1.549         $1.343         $1.056         $1.981         $1.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                687            901          1,438          2,120          1,852
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.328         $1.046         $1.964         $1.546         $1.408
  Accumulation Unit Value at end of
   period                                 $1.529         $1.328         $1.046         $1.964         $1.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,738         11,493         14,456         21,760         25,294
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.328         $1.046         $1.964         $1.546         $1.408
  Accumulation Unit Value at end of
   period                                 $1.529         $1.328         $1.046         $1.964         $1.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,738         11,493         14,456         21,760         25,294
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.313         $1.036         $1.948         $1.536         $1.401
  Accumulation Unit Value at end of
   period                                 $1.510         $1.313         $1.036         $1.948         $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,149         12,149         13,244         11,919          8,732
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.313         $1.036         $1.948         $1.536         $1.401
  Accumulation Unit Value at end of
   period                                 $1.510         $1.313         $1.036         $1.948         $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,149         12,149         13,244         11,919          8,732
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.308         $1.032         $1.943         $1.533         $1.399
  Accumulation Unit Value at end of
   period                                 $1.504         $1.308         $1.032         $1.943         $1.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                290            503            559            731            907
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.298         $1.025         $1.932         $1.526         $1.394
  Accumulation Unit Value at end of
   period                                 $1.491         $1.298         $1.025         $1.932         $1.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                780            788            788            743            517
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.294         $1.022         $1.927         $1.523         $1.392
  Accumulation Unit Value at end of
   period                                 $1.485         $1.294         $1.022         $1.927         $1.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,557          1,032            682            783            938
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.294         $1.022         $1.927         $1.523         $1.392
  Accumulation Unit Value at end of
   period                                 $1.485         $1.294         $1.022         $1.927         $1.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,557          1,032            682            783            938

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.243         $1.080         $0.765         $0.986             --
  Accumulation Unit Value at end of
   period                                 $1.419         $1.243         $1.080         $0.765             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,623          1,000          1,229            184             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.079         $0.765         $0.986             --
  Accumulation Unit Value at end of
   period                                 $1.416         $1.241         $1.079         $0.765             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,975          1,157            778            223             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.236         $1.077         $0.764         $0.716             --
  Accumulation Unit Value at end of
   period                                 $1.408         $1.236         $1.077         $0.764             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,034         28,664         24,172          3,737             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.236         $1.077         $0.764         $0.986             --
  Accumulation Unit Value at end of
   period                                 $1.408         $1.236         $1.077         $0.764             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,034         28,664         24,172          3,737             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.232         $1.106             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.401         $1.232             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,436          5,829             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.232         $1.074         $0.764         $0.715             --
  Accumulation Unit Value at end of
   period                                 $1.401         $1.232         $1.074         $0.764             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,436          5,829          1,420            289             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.230         $1.074         $0.764         $0.715             --
  Accumulation Unit Value at end of
   period                                 $1.399         $1.230         $1.074         $0.764             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,204          1,150          1,064             84             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.227         $1.103             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.394         $1.227             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                618            578             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.226         $1.102             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.392         $1.226             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,054            858             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.226         $1.071         $0.763         $0.715             --
  Accumulation Unit Value at end of
   period                                 $1.392         $1.226         $1.071         $0.763             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,054            858          1,134             52             --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.290         $1.020             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.480         $1.290             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,040          2,184             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.282         $1.015         $1.916         $1.516         $1.388
  Accumulation Unit Value at end of
   period                                 $1.469         $1.282         $1.015         $1.916         $1.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            138            135             65             30
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.312        $10.541             --             --             --
  Accumulation Unit Value at end of
   period                                $15.249        $13.312             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.305        $10.541             --             --             --
  Accumulation Unit Value at end of
   period                                $15.233        $13.305             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.283        $10.539             --             --             --
  Accumulation Unit Value at end of
   period                                $15.186        $13.283             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.437         $0.971         $1.322         $1.308         $1.197
  Accumulation Unit Value at end of
   period                                 $1.641         $1.437         $0.971         $1.322         $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,655          8,550          8,815         10,947         12,251
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.416         $0.959         $1.306         $1.295         $1.186
  Accumulation Unit Value at end of
   period                                 $1.615         $1.416         $0.959         $1.306         $1.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                507            510            581            787            974
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.412         $0.956         $1.303         $1.292         $1.185
  Accumulation Unit Value at end of
   period                                 $1.609         $1.412         $0.956         $1.303         $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                885          1,035            866          1,203          1,427
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.391         $0.944         $1.288         $1.279         $1.175
  Accumulation Unit Value at end of
   period                                 $1.583         $1.391         $0.944         $1.288         $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,199         13,659         13,301         17,411         20,328
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.391         $0.944         $1.288         $1.279         $1.175
  Accumulation Unit Value at end of
   period                                 $1.583         $1.391         $0.944         $1.288         $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,199         13,659         13,301         17,411         20,328

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.224         $1.102             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.388         $1.224             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.192         $1.129         $0.932         $1.018         $1.008
  Accumulation Unit Value at end of
   period                                 $1.197         $1.192         $1.129         $0.932         $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,394         16,852         16,051         25,458         12,645
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.183         $1.122         $0.928         $1.016         $1.006
  Accumulation Unit Value at end of
   period                                 $1.186         $1.183         $1.122         $0.928         $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,068          1,386          1,941          3,463          1,138
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.183         $1.122         $0.929         $1.017         $1.064
  Accumulation Unit Value at end of
   period                                 $1.185         $1.183         $1.122         $0.929         $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,640          1,748          1,997          8,345          5,300
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.174         $1.116         $0.925         $0.881             --
  Accumulation Unit Value at end of
   period                                 $1.175         $1.174         $1.116         $0.925             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,093         23,049         22,992         10,400             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.174         $1.116         $0.925         $1.014         $1.063
  Accumulation Unit Value at end of
   period                                 $1.175         $1.174         $1.116         $0.925         $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,093         23,049         22,992         10,400          1,530

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.376         $0.935         $1.278         $1.271         $1.169
  Accumulation Unit Value at end of
   period                                 $1.563         $1.376         $0.935         $1.278         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,787          8,197          7,348          6,229          6,297
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.376         $0.935         $1.278         $1.271         $1.169
  Accumulation Unit Value at end of
   period                                 $1.563         $1.376         $0.935         $1.278         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,787          8,197          7,348          6,229          6,297
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.371         $0.932         $1.274         $1.268         $1.167
  Accumulation Unit Value at end of
   period                                 $1.557         $1.371         $0.932         $1.274         $1.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168            226            283            685            792
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.360         $0.925         $1.267         $1.262         $1.162
  Accumulation Unit Value at end of
   period                                 $1.543         $1.360         $0.925         $1.267         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                553            544            586            562            580
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $0.923         $1.264         $1.260         $1.161
  Accumulation Unit Value at end of
   period                                 $1.537         $1.355         $0.923         $1.264         $1.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                598            705            752            822            900
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $0.923         $1.264         $1.260         $1.161
  Accumulation Unit Value at end of
   period                                 $1.537         $1.355         $0.923         $1.264         $1.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                598            705            752            822            900
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.247        $10.385             --             --             --
  Accumulation Unit Value at end of
   period                                $17.282        $15.247             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            118             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.343         $0.916         $1.257         $1.254         $1.157
  Accumulation Unit Value at end of
   period                                 $1.521         $1.343         $0.916         $1.257         $1.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             72             66             16             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.222        $10.383             --             --             --
  Accumulation Unit Value at end of
   period                                $17.227        $15.222             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.214        $10.383             --             --             --
  Accumulation Unit Value at end of
   period                                $17.209        $15.214             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.124             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.169         $1.170             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,951          5,320             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.114         $0.924         $0.881             --
  Accumulation Unit Value at end of
   period                                 $1.169         $1.170         $1.114         $0.924             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,951          5,320          1,595          1,007             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.113         $0.924         $0.881             --
  Accumulation Unit Value at end of
   period                                 $1.167         $1.169         $1.113         $0.924             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                847            889            710            408             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.165         $1.121             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.162         $1.165             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                632            733             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.164         $1.120             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.161         $1.164             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                863            861             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.164         $1.110         $0.923         $0.881             --
  Accumulation Unit Value at end of
   period                                 $1.161         $1.164         $1.110         $0.923             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                863            861            793          1,819             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.163         $1.120             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.157         $1.163             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.189        $10.381             --             --             --
  Accumulation Unit Value at end of
   period                                $17.155        $15.189             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              9             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.783         $0.632         $1.022         $0.988         $0.870
  Accumulation Unit Value at end of
   period                                 $0.884         $0.783         $0.632         $1.022         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,784         11,067         13,004         20,394         23,976
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.772         $0.623         $1.010         $0.978         $0.863
  Accumulation Unit Value at end of
   period                                 $0.869         $0.772         $0.623         $1.010         $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                968            999          1,305          1,885          2,262
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.769         $0.622         $1.008         $0.976         $0.862
  Accumulation Unit Value at end of
   period                                 $0.866         $0.769         $0.622         $1.008         $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                434            513            726          1,364          3,196
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.758         $0.614         $0.996         $0.966         $0.854
  Accumulation Unit Value at end of
   period                                 $0.852         $0.758         $0.614         $0.996         $0.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,708          8,432         10,270         14,674         19,700
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.758         $0.614         $0.996         $0.966         $0.854
  Accumulation Unit Value at end of
   period                                 $0.852         $0.758         $0.614         $0.996         $0.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,708          8,432         10,270         14,674         19,700
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750         $0.608         $0.988         $0.960         $0.850
  Accumulation Unit Value at end of
   period                                 $0.842         $0.750         $0.608         $0.988         $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,414          5,964          6,865          7,676          7,825
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.750         $0.608         $0.988         $0.960         $0.850
  Accumulation Unit Value at end of
   period                                 $0.842         $0.750         $0.608         $0.988         $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,414          5,964          6,865          7,676          7,825
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.747         $0.606         $0.985         $0.958         $0.848
  Accumulation Unit Value at end of
   period                                 $0.838         $0.747         $0.606         $0.985         $0.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                148            174            323            535            635
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.741         $0.602         $0.979         $0.953         $0.845
  Accumulation Unit Value at end of
   period                                 $0.831         $0.741         $0.602         $0.979         $0.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                277            304            306            420            413

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.847         $0.780         $0.619         $0.812         $0.942
  Accumulation Unit Value at end of
   period                                 $0.870         $0.847         $0.780         $0.619         $0.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,125         25,446         22,930         44,433         27,942
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.841         $0.776         $0.617         $0.810         $0.941
  Accumulation Unit Value at end of
   period                                 $0.863         $0.841         $0.776         $0.617         $0.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,155          2,265          2,555          6,997          5,002
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.840         $0.776         $0.617         $0.811         $0.972
  Accumulation Unit Value at end of
   period                                 $0.862         $0.840         $0.776         $0.617         $0.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,040          4,167          4,204          8,254          5,011
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.834         $0.771         $0.614         $0.584             --
  Accumulation Unit Value at end of
   period                                 $0.854         $0.834         $0.771         $0.614             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,109         22,376         21,747         18,744             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.834         $0.771         $0.614         $0.809         $0.971
  Accumulation Unit Value at end of
   period                                 $0.854         $0.834         $0.771         $0.614         $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,109         22,376         21,747         18,744          4,185
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.831         $0.782             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.850         $0.831             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,632          5,728             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.831         $0.770         $0.614         $0.584             --
  Accumulation Unit Value at end of
   period                                 $0.850         $0.831         $0.770         $0.614             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,632          5,728          2,065          1,628             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.830         $0.769         $0.614         $0.584             --
  Accumulation Unit Value at end of
   period                                 $0.848         $0.830         $0.769         $0.614             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                619            610            581            302             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.828         $0.780             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.845         $0.828             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                527            415             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.739         $0.600         $0.977         $0.951         $0.844
  Accumulation Unit Value at end of
   period                                 $0.828         $0.739         $0.600         $0.977         $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                353            417            436            473            534
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.739         $0.600         $0.977         $0.951         $0.844
  Accumulation Unit Value at end of
   period                                 $0.828         $0.739         $0.600         $0.977         $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                353            417            436            473            534
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.523        $10.175             --             --             --
  Accumulation Unit Value at end of
   period                                $14.021        $12.523             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             31             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.732         $0.595         $0.971         $0.947         $0.841
  Accumulation Unit Value at end of
   period                                 $0.819         $0.732         $0.595         $0.971         $0.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            109            108             13             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.502        $10.173             --             --             --
  Accumulation Unit Value at end of
   period                                $13.977        $12.502             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.495        $10.173             --             --             --
  Accumulation Unit Value at end of
   period                                $13.962        $12.495             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.475        $10.172             --             --             --
  Accumulation Unit Value at end of
   period                                $13.918        $12.475             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.997         $0.760         $1.339         $1.068         $0.873
  Accumulation Unit Value at end of
   period                                 $1.122         $0.997         $0.760         $1.339         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,760         16,014         18,440         23,389         25,412
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.983         $0.750         $1.323         $1.058         $0.866
  Accumulation Unit Value at end of
   period                                 $1.104         $0.983         $0.750         $1.323         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                784            571            825          1,503          1,706
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.980         $0.748         $1.320         $1.056         $0.865
  Accumulation Unit Value at end of
   period                                 $1.100         $0.980         $0.748         $1.320         $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,002          1,569          2,157          2,288          2,456

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.827         $0.780             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.844         $0.827             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                523            459             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.827         $0.768         $0.614         $0.584             --
  Accumulation Unit Value at end of
   period                                 $0.844         $0.827         $0.768         $0.614             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                523            459            402          1,406             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.826         $0.780             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.841         $0.826             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.775         $0.667         $0.510         $0.632         $0.791
  Accumulation Unit Value at end of
   period                                 $0.873         $0.775         $0.667         $0.510         $0.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,875         19,519          9,080         17,652         14,099
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.769         $0.664         $0.508         $0.630         $0.790
  Accumulation Unit Value at end of
   period                                 $0.866         $0.769         $0.664         $0.508         $0.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,518          1,469          1,196          2,608          2,282
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.769         $0.664         $0.508         $0.631         $0.785
  Accumulation Unit Value at end of
   period                                 $0.865         $0.769         $0.664         $0.508         $0.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,633          1,175            688          2,968          1,770

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.965         $0.738         $1.305         $1.045         $0.857
  Accumulation Unit Value at end of
   period                                 $1.083         $0.965         $0.738         $1.305         $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,362         11,500         13,310         17,837         20,651
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.965         $0.738         $1.305         $1.045         $0.857
  Accumulation Unit Value at end of
   period                                 $1.083         $0.965         $0.738         $1.305         $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,362         11,500         13,310         17,837         20,651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.955         $0.731         $1.294         $1.038         $0.853
  Accumulation Unit Value at end of
   period                                 $1.069         $0.955         $0.731         $1.294         $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,688         22,738         24,104         25,122         28,767
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.955         $0.731         $1.294         $1.038         $0.853
  Accumulation Unit Value at end of
   period                                 $1.069         $0.955         $0.731         $1.294         $1.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,688         22,738         24,104         25,122         28,767
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.951         $0.729         $1.291         $1.036         $0.851
  Accumulation Unit Value at end of
   period                                 $1.065         $0.951         $0.729         $1.291         $1.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                567            317            361            545            617
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.724         $1.283         $1.031         $0.848
  Accumulation Unit Value at end of
   period                                 $1.055         $0.944         $0.724         $1.283         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,854          1,333            940          1,378          1,342
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.941         $0.722         $1.280         $1.029         $0.847
  Accumulation Unit Value at end of
   period                                 $1.051         $0.941         $0.722         $1.280         $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,030            565            702            707            681
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.941         $0.722         $1.280         $1.029         $0.847
  Accumulation Unit Value at end of
   period                                 $1.051         $0.941         $0.722         $1.280         $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,030            565            702            707            681
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.930        $10.696             --             --             --
  Accumulation Unit Value at end of
   period                                $15.562        $13.930             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                578            109             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.270         $0.977         $1.735         $1.397         $1.151
  Accumulation Unit Value at end of
   period                                 $1.418         $1.270         $0.977         $1.735         $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222             97             84             91              4

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.763         $0.660         $0.506         $0.515             --
  Accumulation Unit Value at end of
   period                                 $0.857         $0.763         $0.660         $0.506             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,037         16,643          8,802          7,764             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.763         $0.660         $0.506         $0.629         $0.784
  Accumulation Unit Value at end of
   period                                 $0.857         $0.763         $0.660         $0.506         $0.629
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,037         16,643          8,802          7,764          1,324
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.761         $0.665             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.853         $0.761             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,764         22,973             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.761         $0.658         $0.506         $0.515             --
  Accumulation Unit Value at end of
   period                                 $0.853         $0.761         $0.658         $0.506             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,764         22,973            481            524             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.760         $0.658         $0.506         $0.515             --
  Accumulation Unit Value at end of
   period                                 $0.851         $0.760         $0.658         $0.506             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                671            589            315            337             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.758         $0.664             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.848         $0.758             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                929            756             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.757         $0.663             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.847         $0.757             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                499            473             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.757         $0.657         $0.505         $0.515             --
  Accumulation Unit Value at end of
   period                                 $0.847         $0.757         $0.657         $0.505             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                499            473            641            545             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.030         $0.904             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.151         $1.030             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.907        $10.694             --             --             --
  Accumulation Unit Value at end of
   period                                $15.513        $13.907             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.899        $10.694             --             --             --
  Accumulation Unit Value at end of
   period                                $15.497        $13.899             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.876        $10.692             --             --             --
  Accumulation Unit Value at end of
   period                                $15.448        $13.876             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              9             --             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.480         $1.149         $1.808         $1.595         $1.452
  Accumulation Unit Value at end of
   period                                 $1.796         $1.480         $1.149         $1.808         $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,442          6,884          8,864         13,068         16,432
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.458         $1.134         $1.787         $1.578         $1.439
  Accumulation Unit Value at end of
   period                                 $1.767         $1.458         $1.134         $1.787         $1.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                895          1,084          1,371          2,452          2,950
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.453         $1.131         $1.783         $1.576         $1.437
  Accumulation Unit Value at end of
   period                                 $1.761         $1.453         $1.131         $1.783         $1.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                539            840          1,015          1,459          1,793
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.432         $1.116         $1.762         $1.560         $1.425
  Accumulation Unit Value at end of
   period                                 $1.732         $1.432         $1.116         $1.762         $1.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                407            501            550            980          1,278
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.432         $1.116         $1.762         $1.560         $1.425
  Accumulation Unit Value at end of
   period                                 $1.732         $1.432         $1.116         $1.762         $1.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                407            501            550            980          1,278
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.416         $1.106         $1.748         $1.550         $1.418
  Accumulation Unit Value at end of
   period                                 $1.711         $1.416         $1.106         $1.748         $1.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            283            356            379            331
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.416         $1.106         $1.748         $1.550         $1.418
  Accumulation Unit Value at end of
   period                                 $1.711         $1.416         $1.106         $1.748         $1.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            283            356            379            331

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.264         $1.104         $0.816         $0.967         $1.020
  Accumulation Unit Value at end of
   period                                 $1.452         $1.264         $1.104         $0.816         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,006         21,096         23,916         52,752         63,564
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.255         $1.098         $0.813         $0.965         $1.019
  Accumulation Unit Value at end of
   period                                 $1.439         $1.255         $1.098         $0.813         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,193          3,603          4,197          9,321         10,812
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.254         $1.098         $0.813         $0.966         $1.031
  Accumulation Unit Value at end of
   period                                 $1.437         $1.254         $1.098         $0.813         $0.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,551          2,670          2,920         10,644         11,661
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.245         $1.092         $0.809         $0.763             --
  Accumulation Unit Value at end of
   period                                 $1.425         $1.245         $1.092         $0.809             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,369          1,554          1,791          5,064             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.245         $1.092         $0.809         $0.963         $1.029
  Accumulation Unit Value at end of
   period                                 $1.425         $1.245         $1.092         $0.809         $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,369          1,554          1,791          5,064          5,526
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.112             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.418         $1.241             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            253             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.089         $0.809         $0.763             --
  Accumulation Unit Value at end of
   period                                 $1.418         $1.241         $1.089         $0.809             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            253             26             12             --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.411         $1.102         $1.743         $1.546         $1.415
  Accumulation Unit Value at end of
   period                                 $1.703         $1.411         $1.102         $1.743         $1.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             40             46             46             59
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.400         $1.095         $1.733         $1.539         $1.410
  Accumulation Unit Value at end of
   period                                 $1.688         $1.400         $1.095         $1.733         $1.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5            113            130            131            142
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.395         $1.092         $1.729         $1.536         $1.408
  Accumulation Unit Value at end of
   period                                 $1.682         $1.395         $1.092         $1.729         $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              8              8             17             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.395         $1.092         $1.729         $1.536         $1.408
  Accumulation Unit Value at end of
   period                                 $1.682         $1.395         $1.092         $1.729         $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              8              8             17             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.432        $10.512             --             --             --
  Accumulation Unit Value at end of
   period                                $16.182        $13.432             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.383         $1.083         $1.719         $1.529         $1.404
  Accumulation Unit Value at end of
   period                                 $1.664         $1.383         $1.083         $1.719         $1.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              9              9              9             12
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.410        $10.510             --             --             --
  Accumulation Unit Value at end of
   period                                $16.131        $13.410             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.402        $10.510             --             --             --
  Accumulation Unit Value at end of
   period                                $16.114        $13.402             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.380        $10.508             --             --             --
  Accumulation Unit Value at end of
   period                                $16.063        $13.380             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.008         $1.715         $1.708         $1.474
  Accumulation Unit Value at end of
   period                                 $1.751         $1.429         $1.008         $1.715         $1.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,682         20,907         27,406         35,613         44,085

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.239         $1.089         $0.809         $0.763             --
  Accumulation Unit Value at end of
   period                                 $1.415         $1.239         $1.089         $0.809             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             62             59             47             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.236         $1.110             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.410         $1.236             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142             11             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.235         $1.109             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.408         $1.235             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.235         $1.086         $0.808         $0.763             --
  Accumulation Unit Value at end of
   period                                 $1.408         $1.235         $1.086         $0.808             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.233         $1.109             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.404         $1.233             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.192         $0.846         $0.989         $1.000
  Accumulation Unit Value at end of
   period                                 $1.474         $1.363         $1.192         $0.846         $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,033         66,625         68,887         52,443         13,143

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.410         $0.996         $1.698         $1.693         $1.463
  Accumulation Unit Value at end of
   period                                 $1.726         $1.410         $0.996         $1.698         $1.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,693          1,939          2,593          4,049          5,059
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.404         $0.993         $1.692         $1.689         $1.460
  Accumulation Unit Value at end of
   period                                 $1.718         $1.404         $0.993         $1.692         $1.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,027          3,446          4,488          6,943          8,383
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.386         $0.981         $1.675         $1.674         $1.450
  Accumulation Unit Value at end of
   period                                 $1.693         $1.386         $0.981         $1.675         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,739         18,824         24,444         39,745         57,809
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.386         $0.981         $1.675         $1.674         $1.450
  Accumulation Unit Value at end of
   period                                 $1.693         $1.386         $0.981         $1.675         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,739         18,824         24,444         39,745         57,809
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.371         $0.972         $1.662         $1.663         $1.442
  Accumulation Unit Value at end of
   period                                 $1.672         $1.371         $0.972         $1.662         $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,426         11,967         13,828         11,977         10,746
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.371         $0.972         $1.662         $1.663         $1.442
  Accumulation Unit Value at end of
   period                                 $1.672         $1.371         $0.972         $1.662         $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,426         11,967         13,828         11,977         10,746
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.366         $0.969         $1.657         $1.660         $1.440
  Accumulation Unit Value at end of
   period                                 $1.665         $1.366         $0.969         $1.657         $1.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                713          1,118          1,393          1,935          2,747
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.355         $0.962         $1.648         $1.652         $1.434
  Accumulation Unit Value at end of
   period                                 $1.650         $1.355         $0.962         $1.648         $1.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,451          1,651          2,247          2,389          1,674
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.351         $0.959         $1.644         $1.649         $1.432
  Accumulation Unit Value at end of
   period                                 $1.644         $1.351         $0.959         $1.644         $1.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,320          1,814          1,867          2,114          2,246
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.351         $0.959         $1.644         $1.649         $1.432
  Accumulation Unit Value at end of
   period                                 $1.644         $1.351         $0.959         $1.644         $1.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,320          1,814          1,867          2,114          2,246

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.355         $1.187         $0.844         $0.988         $1.000
  Accumulation Unit Value at end of
   period                                 $1.463         $1.355         $1.187         $0.844         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,588          8,288          8,330          6,588             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.353         $1.185         $0.843         $0.988         $1.000
  Accumulation Unit Value at end of
   period                                 $1.460         $1.353         $1.185         $0.843         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,245         11,698         12,095         10,946             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.345         $1.181         $0.841         $0.817             --
  Accumulation Unit Value at end of
   period                                 $1.450         $1.345         $1.181         $0.841             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             78,263         98,694         95,514         26,425             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.345         $1.181         $0.841         $0.987         $1.000
  Accumulation Unit Value at end of
   period                                 $1.450         $1.345         $1.181         $0.841         $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             78,263         98,694         95,514         26,425             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.340         $1.196             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.442         $1.340             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,789         14,331             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.340         $1.178         $0.841         $0.817             --
  Accumulation Unit Value at end of
   period                                 $1.442         $1.340         $1.178         $0.841             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,789         14,331          8,869          2,399             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.177         $0.840         $0.817             --
  Accumulation Unit Value at end of
   period                                 $1.440         $1.339         $1.177         $0.840             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,732          4,192          4,131            806             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.335         $1.193             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.434         $1.335             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,721          1,762             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334         $1.193             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.432         $1.334             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,074          3,328             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.334         $1.175         $0.840         $0.817             --
  Accumulation Unit Value at end of
   period                                 $1.432         $1.334         $1.175         $0.840             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,074          3,328          2,944            365             --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.346         $0.957             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.638         $1.346             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,847          1,712             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.338         $0.952         $1.634         $1.641         $1.428
  Accumulation Unit Value at end of
   period                                 $1.627         $1.338         $0.952         $1.634         $1.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                255            270            367            247             22
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.462        $11.006             --             --             --
  Accumulation Unit Value at end of
   period                                $18.782        $15.462             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.454        $11.006             --             --             --
  Accumulation Unit Value at end of
   period                                $18.762        $15.454             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              7             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.428        $11.004             --             --             --
  Accumulation Unit Value at end of
   period                                $18.704        $15.428             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.105         $1.121         $1.116         $1.082         $1.051
  Accumulation Unit Value at end of
   period                                 $1.089         $1.105         $1.121         $1.116         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,856         26,583         48,695         28,109         23,716
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.089         $1.106         $1.103         $1.071         $1.042
  Accumulation Unit Value at end of
   period                                 $1.072         $1.089         $1.106         $1.103         $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,843          2,514          3,990          2,209          1,458
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.085         $1.103         $1.101         $1.069         $1.040
  Accumulation Unit Value at end of
   period                                 $1.068         $1.085         $1.103         $1.101         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,650          1,745          2,576          2,252          2,246
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.070         $1.088         $1.088         $1.058         $1.031
  Accumulation Unit Value at end of
   period                                 $1.051         $1.070         $1.088         $1.088         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,533         23,756         37,299         30,785         21,519
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.070         $1.088         $1.088         $1.058         $1.031
  Accumulation Unit Value at end of
   period                                 $1.051         $1.070         $1.088         $1.088         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,533         23,756         37,299         30,785         21,519

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.332         $1.193             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.428         $1.332             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.039         $1.047         $1.057         $1.060         $1.037
  Accumulation Unit Value at end of
   period                                 $1.051         $1.039         $1.047         $1.057         $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,708         22,517         30,479        101,819         57,858
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.032         $1.041         $1.053         $1.057         $1.036
  Accumulation Unit Value at end of
   period                                 $1.042         $1.032         $1.041         $1.053         $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,498          1,596          2,381         12,810          7,399
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.031         $1.041         $1.053         $1.058         $1.040
  Accumulation Unit Value at end of
   period                                 $1.040         $1.031         $1.041         $1.053         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,020          1,541          1,826         18,301         10,658
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.024         $1.035         $1.049         $1.052             --
  Accumulation Unit Value at end of
   period                                 $1.031         $1.024         $1.035         $1.049             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,986         18,029         16,901         25,556             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.024         $1.035         $1.049         $1.055         $1.039
  Accumulation Unit Value at end of
   period                                 $1.031         $1.024         $1.035         $1.049         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,986         18,029         16,901         25,556          6,222

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.058         $1.078         $1.079         $1.051         $1.026
  Accumulation Unit Value at end of
   period                                 $1.037         $1.058         $1.078         $1.079         $1.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,608         22,634         34,940         10,975          7,505
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.058         $1.078         $1.079         $1.051         $1.026
  Accumulation Unit Value at end of
   period                                 $1.037         $1.058         $1.078         $1.079         $1.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,608         22,634         34,940         10,975          7,505
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.054         $1.075         $1.076         $1.049         $1.024
  Accumulation Unit Value at end of
   period                                 $1.033         $1.054         $1.075         $1.076         $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73            846            893            639            863
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.046         $1.067         $1.070         $1.044         $1.021
  Accumulation Unit Value at end of
   period                                 $1.024         $1.046         $1.067         $1.070         $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                612          1,286          3,510            852            510
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042         $1.064         $1.067         $1.042         $1.019
  Accumulation Unit Value at end of
   period                                 $1.020         $1.042         $1.064         $1.067         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                404            410          1,197            764            646
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.042         $1.064         $1.067         $1.042         $1.019
  Accumulation Unit Value at end of
   period                                 $1.020         $1.042         $1.064         $1.067         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                404            410          1,197            764            646
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.769         $9.981             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.556         $9.769             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                391            218             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.982         $1.004         $1.009         $0.986         $0.966
  Accumulation Unit Value at end of
   period                                 $0.959         $0.982         $1.004         $1.009         $0.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197            405            458             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.753         $9.980             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.526         $9.753             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.748         $9.979             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.516         $9.748             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.020         $1.032             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.026         $1.020             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,974          4,529             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.020         $1.033         $1.048         $1.052             --
  Accumulation Unit Value at end of
   period                                 $1.026         $1.020         $1.033         $1.048             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,974          4,529            880          1,987             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.019         $1.032         $1.048         $1.052             --
  Accumulation Unit Value at end of
   period                                 $1.024         $1.019         $1.032         $1.048             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                895          1,004          1,220          1,534             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.016         $1.029             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.021         $1.016             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                208            346             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.015         $1.028             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.019         $1.015             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                797            965             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.015         $1.030         $1.047         $1.052             --
  Accumulation Unit Value at end of
   period                                 $1.019         $1.015         $1.030         $1.047             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                797            965            971          1,319             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.963         $0.977             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.966         $0.963             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.732         $9.978             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.487         $9.732             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             22             --             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.776         $0.611         $1.045         $0.931         $0.827
  Accumulation Unit Value at end of
   period                                 $0.948         $0.776         $0.611         $1.045         $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,182         11,498         15,074         19,383         22,562
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.765         $0.602         $1.033         $0.921         $0.820
  Accumulation Unit Value at end of
   period                                 $0.932         $0.765         $0.602         $1.033         $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                949          1,050          1,354          2,078          2,523
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.763         $0.601         $1.031         $0.920         $0.819
  Accumulation Unit Value at end of
   period                                 $0.929         $0.763         $0.601         $1.031         $0.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                495            840            976          1,225          1,514
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.751         $0.593         $1.019         $0.910         $0.812
  Accumulation Unit Value at end of
   period                                 $0.914         $0.751         $0.593         $1.019         $0.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,086          7,070          9,083         13,797         15,017
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.751         $0.593         $1.019         $0.910         $0.812
  Accumulation Unit Value at end of
   period                                 $0.914         $0.751         $0.593         $1.019         $0.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,086          7,070          9,083         13,797         15,017
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.743         $0.587         $1.010         $0.904         $0.808
  Accumulation Unit Value at end of
   period                                 $0.902         $0.743         $0.587         $1.010         $0.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,261          7,916          8,238          7,622          5,396
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.743         $0.587         $1.010         $0.904         $0.808
  Accumulation Unit Value at end of
   period                                 $0.902         $0.743         $0.587         $1.010         $0.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,261          7,916          8,238          7,622          5,396
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.740         $0.585         $1.008         $0.902         $0.806
  Accumulation Unit Value at end of
   period                                 $0.899         $0.740         $0.585         $1.008         $0.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            288            295            524            458
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.735         $0.581         $1.002         $0.898         $0.803
  Accumulation Unit Value at end of
   period                                 $0.891         $0.735         $0.581         $1.002         $0.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                448            520            736            583            611

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.695         $0.630         $0.411         $0.600         $0.716
  Accumulation Unit Value at end of
   period                                 $0.827         $0.695         $0.630         $0.411         $0.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,297         27,730         33,978         61,128         37,330
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.690         $0.627         $0.410         $0.598         $0.716
  Accumulation Unit Value at end of
   period                                 $0.820         $0.690         $0.627         $0.410         $0.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,818          3,030          4,029          7,224          4,445
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.690         $0.627         $0.410         $0.599         $0.688
  Accumulation Unit Value at end of
   period                                 $0.819         $0.690         $0.627         $0.410         $0.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,647          1,936          3,314         11,097          5,877
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.685         $0.623         $0.408         $0.399             --
  Accumulation Unit Value at end of
   period                                 $0.812         $0.685         $0.623         $0.408             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,841         19,440         21,492         19,327             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.685         $0.623         $0.408         $0.597         $0.687
  Accumulation Unit Value at end of
   period                                 $0.812         $0.685         $0.623         $0.408         $0.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,841         19,440         21,492         19,327          3,177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.682         $0.646             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.808         $0.682             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,232          4,591             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.682         $0.622         $0.408         $0.399             --
  Accumulation Unit Value at end of
   period                                 $0.808         $0.682         $0.622         $0.408             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,232          4,591          1,476          1,468             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.682         $0.621         $0.408         $0.399             --
  Accumulation Unit Value at end of
   period                                 $0.806         $0.682         $0.621         $0.408             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                478            528            565            759             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.680         $0.644             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.803         $0.680             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                587            655             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.732         $0.580         $1.000         $0.896         $0.802
  Accumulation Unit Value at end of
   period                                 $0.887         $0.732         $0.580         $1.000         $0.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                439            485            527          1,010          1,000
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.732         $0.580         $1.000         $0.896         $0.802
  Accumulation Unit Value at end of
   period                                 $0.887         $0.732         $0.580         $1.000         $0.896
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                439            485            527          1,010          1,000
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.195        $10.455             --             --             --
  Accumulation Unit Value at end of
   period                                $15.984        $13.195             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174             25             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.135         $0.900         $1.554         $1.396         $1.251
  Accumulation Unit Value at end of
   period                                 $1.374         $1.135         $0.900         $1.554         $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             13              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.173        $10.454             --             --             --
  Accumulation Unit Value at end of
   period                                $15.934        $13.173             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.166        $10.453             --             --             --
  Accumulation Unit Value at end of
   period                                $15.918        $13.166             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.144        $10.452             --             --             --
  Accumulation Unit Value at end of
   period                                $15.868        $13.144             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.604         $5.918        $10.578             --             --
  Accumulation Unit Value at end of
   period                                $10.645         $8.604         $5.918             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                437            335            174             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.581         $5.911        $10.576             --             --
  Accumulation Unit Value at end of
   period                                $10.601         $8.581         $5.911             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             42             15             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.574         $5.909        $10.576             --             --
  Accumulation Unit Value at end of
   period                                $10.586         $8.574         $5.909             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             56             10             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.679         $0.644             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.802         $0.679             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                969            995             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.679         $0.620         $0.407         $0.399             --
  Accumulation Unit Value at end of
   period                                 $0.802         $0.679         $0.620         $0.407             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                969            995          1,068            949             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.061         $1.008             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.251         $1.061             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.551         $5.902        $10.575             --             --
  Accumulation Unit Value at end of
   period                                $10.543         $8.551         $5.902             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            364            186             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.551         $5.902        $10.575             --             --
  Accumulation Unit Value at end of
   period                                $10.543         $8.551         $5.902             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            364            186             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.529         $5.896        $10.573             --             --
  Accumulation Unit Value at end of
   period                                $10.499         $8.529         $5.896             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                690            470            213             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.529         $5.896        $10.573             --             --
  Accumulation Unit Value at end of
   period                                $10.499         $8.529         $5.896             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                690            470            213             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.521         $5.893        $10.573             --             --
  Accumulation Unit Value at end of
   period                                $10.485         $8.521         $5.893             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             16              8             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.506         $5.889        $10.572             --             --
  Accumulation Unit Value at end of
   period                                $10.456         $8.506         $5.889             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             42             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.499         $5.887        $10.572             --             --
  Accumulation Unit Value at end of
   period                                $10.442         $8.499         $5.887             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             21              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.499         $5.887        $10.572             --             --
  Accumulation Unit Value at end of
   period                                $10.442         $8.499         $5.887             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             21              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.491         $5.885             --             --             --
  Accumulation Unit Value at end of
   period                                $10.427         $8.491             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                168             65             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.477         $5.880        $10.570             --             --
  Accumulation Unit Value at end of
   period                                $10.398         $8.477         $5.880             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.852        $10.308             --             --             --
  Accumulation Unit Value at end of
   period                                $18.210        $14.852             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.844        $10.307             --             --             --
  Accumulation Unit Value at end of
   period                                $18.191        $14.844             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.820        $10.306             --             --             --
  Accumulation Unit Value at end of
   period                                $18.134        $14.820             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.109         $0.833         $1.354         $1.403         $1.336
  Accumulation Unit Value at end of
   period                                 $1.489         $1.109         $0.833         $1.354         $1.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,635          9,122         10,662         13,621         15,889
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.096         $0.825         $1.343         $1.393         $1.328
  Accumulation Unit Value at end of
   period                                 $1.470         $1.096         $0.825         $1.343         $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,278          1,479          1,872          2,406          2,954
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.092         $0.822         $1.339         $1.390         $1.326
  Accumulation Unit Value at end of
   period                                 $1.463         $1.092         $0.822         $1.339         $1.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                970          1,226          1,542          1,779          1,852
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080         $0.814         $1.328         $1.381         $1.319
  Accumulation Unit Value at end of
   period                                 $1.444         $1.080         $0.814         $1.328         $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,506          9,704         11,433         17,330         25,143
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.080         $0.814         $1.328         $1.381         $1.319
  Accumulation Unit Value at end of
   period                                 $1.444         $1.080         $0.814         $1.328         $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,506          9,704         11,433         17,330         25,143
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.068         $0.806         $1.317         $1.371         $1.312
  Accumulation Unit Value at end of
   period                                 $1.426         $1.068         $0.806         $1.317         $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,534         12,226         13,619         14,063         15,759
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.068         $0.806         $1.317         $1.371         $1.312
  Accumulation Unit Value at end of
   period                                 $1.426         $1.068         $0.806         $1.317         $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,534         12,226         13,619         14,063         15,759

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.223         $1.078         $0.731         $0.932             --
  Accumulation Unit Value at end of
   period                                 $1.336         $1.223         $1.078         $0.731             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,118         18,790          9,263          1,830             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.218         $1.075         $0.730         $0.932             --
  Accumulation Unit Value at end of
   period                                 $1.328         $1.218         $1.075         $0.730             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,451          2,756          1,807            345             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.217         $1.074         $0.730         $0.932             --
  Accumulation Unit Value at end of
   period                                 $1.326         $1.217         $1.074         $0.730             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,957          1,552            706            192             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.212         $1.072         $0.729         $0.674             --
  Accumulation Unit Value at end of
   period                                 $1.319         $1.212         $1.072         $0.729             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             42,784         38,584         27,649          4,878             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.212         $1.072         $0.729         $0.932             --
  Accumulation Unit Value at end of
   period                                 $1.319         $1.212         $1.072         $0.729             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             42,784         38,584         27,649          4,878             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.208         $1.131             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.312         $1.208             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,431         13,575             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.208         $1.069         $0.728         $0.673             --
  Accumulation Unit Value at end of
   period                                 $1.312         $1.208         $1.069         $0.728             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,431         13,575          2,499            466             --

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.064         $0.804         $1.313         $1.368         $1.310
  Accumulation Unit Value at end of
   period                                 $1.420         $1.064         $0.804         $1.313         $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156            335            392            569            897
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.055         $0.798         $1.306         $1.362         $1.305
  Accumulation Unit Value at end of
   period                                 $1.408         $1.055         $0.798         $1.306         $1.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                746            846            986          1,083          1,085
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.052         $0.796         $1.303         $1.359         $1.303
  Accumulation Unit Value at end of
   period                                 $1.402         $1.052         $0.796         $1.303         $1.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,299          1,088            719            940          1,053
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.052         $0.796         $1.303         $1.359         $1.303
  Accumulation Unit Value at end of
   period                                 $1.402         $1.052         $0.796         $1.303         $1.359
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,299          1,088            719            940          1,053
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.049         $0.794             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.397         $1.049             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,668          2,940             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.043         $0.790         $1.295         $1.353         $1.299
  Accumulation Unit Value at end of
   period                                 $1.388         $1.043         $0.790         $1.295         $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                194            226            270            120             27
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.041        $10.643             --             --             --
  Accumulation Unit Value at end of
   period                                $18.681        $14.041             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.033        $10.643             --             --             --
  Accumulation Unit Value at end of
   period                                $18.661        $14.033             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.010        $10.641             --             --             --
  Accumulation Unit Value at end of
   period                                $18.603        $14.010             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.778         $0.559         $1.000         $0.960         $0.852
  Accumulation Unit Value at end of
   period                                 $0.878         $0.778         $0.559         $1.000         $0.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,253         36,076         45,492         58,124         67,499

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.206         $1.069         $0.728         $0.673             --
  Accumulation Unit Value at end of
   period                                 $1.310         $1.206         $1.069         $0.728             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,016            867            155             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.203         $1.128             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.305         $1.203             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,160            936             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.128             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.303         $1.202             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,061          1,064             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.066         $0.728         $0.673             --
  Accumulation Unit Value at end of
   period                                 $1.303         $1.202         $1.066         $0.728             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,061          1,064          1,214             64             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.200         $1.128             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.299         $1.200             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             32             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.791         $0.772         $0.621         $0.833         $0.965
  Accumulation Unit Value at end of
   period                                 $0.852         $0.791         $0.772         $0.621         $0.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,657         79,386         75,867        184,257        127,321

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.767         $0.552         $0.988         $0.951         $0.845
  Accumulation Unit Value at end of
   period                                 $0.864         $0.767         $0.552         $0.988         $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,280          2,943          4,662          6,165          7,587
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.764         $0.550         $0.986         $0.949         $0.844
  Accumulation Unit Value at end of
   period                                 $0.861         $0.764         $0.550         $0.986         $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,188          5,259          6,621          8,180          8,962
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.753         $0.543         $0.975         $0.940         $0.836
  Accumulation Unit Value at end of
   period                                 $0.847         $0.753         $0.543         $0.975         $0.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,760         20,142         24,867         36,304         44,741
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.753         $0.543         $0.975         $0.940         $0.836
  Accumulation Unit Value at end of
   period                                 $0.847         $0.753         $0.543         $0.975         $0.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,760         20,142         24,867         36,304         44,741
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.745         $0.538         $0.967         $0.933         $0.832
  Accumulation Unit Value at end of
   period                                 $0.836         $0.745         $0.538         $0.967         $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,453         29,466         33,966         34,667         36,809
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.745         $0.538         $0.967         $0.933         $0.832
  Accumulation Unit Value at end of
   period                                 $0.836         $0.745         $0.538         $0.967         $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,453         29,466         33,966         34,667         36,809
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.742         $0.536         $0.964         $0.931         $0.831
  Accumulation Unit Value at end of
   period                                 $0.833         $0.742         $0.536         $0.964         $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                457            600            809          1,308          1,676
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.736         $0.533         $0.959         $0.927         $0.828
  Accumulation Unit Value at end of
   period                                 $0.826         $0.736         $0.533         $0.959         $0.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,447          1,682          1,876          2,357          2,416
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.734         $0.531         $0.956         $0.925         $0.826
  Accumulation Unit Value at end of
   period                                 $0.822         $0.734         $0.531         $0.956         $0.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985          1,204          1,277          1,140          1,040
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.734         $0.531         $0.956         $0.925         $0.826
  Accumulation Unit Value at end of
   period                                 $0.822         $0.734         $0.531         $0.956         $0.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985          1,204          1,277          1,140          1,040

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.785         $0.768         $0.618         $0.831         $0.964
  Accumulation Unit Value at end of
   period                                 $0.845         $0.785         $0.768         $0.618         $0.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,598          9,553         10,715         28,090         21,479
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.784         $0.767         $0.618         $0.832         $0.983
  Accumulation Unit Value at end of
   period                                 $0.844         $0.784         $0.767         $0.618         $0.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,505          9,682          9,799         35,962         26,813
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.779         $0.763         $0.616         $0.583             --
  Accumulation Unit Value at end of
   period                                 $0.836         $0.779         $0.763         $0.616             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,810         52,397         49,165         58,700             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.779         $0.763         $0.616         $0.830         $0.981
  Accumulation Unit Value at end of
   period                                 $0.836         $0.779         $0.763         $0.616         $0.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,810         52,397         49,165         58,700         13,153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.776         $0.764             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.832         $0.776             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,868         30,065             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.776         $0.761         $0.615         $0.583             --
  Accumulation Unit Value at end of
   period                                 $0.832         $0.776         $0.761         $0.615             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,868         30,065          3,382          3,737             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.775         $0.761         $0.615         $0.583             --
  Accumulation Unit Value at end of
   period                                 $0.831         $0.775         $0.761         $0.615             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,310          2,627          2,897          1,671             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.773         $0.762             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.828         $0.773             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,496          2,294             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.772         $0.762             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.826         $0.772             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,210          1,267             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.772         $0.759         $0.615         $0.583             --
  Accumulation Unit Value at end of
   period                                 $0.826         $0.772         $0.759         $0.615             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,210          1,267          1,685          2,130             --

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.268        $10.331             --             --             --
  Accumulation Unit Value at end of
   period                                $15.983        $14.268             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239             97             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.781         $0.566         $1.021         $0.989         $0.885
  Accumulation Unit Value at end of
   period                                 $0.874         $0.781         $0.566         $1.021         $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                220            295            317            116             66
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.244        $10.329             --             --             --
  Accumulation Unit Value at end of
   period                                $15.933        $14.244             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              3             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.237        $10.329             --             --             --
  Accumulation Unit Value at end of
   period                                $15.917        $14.237             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.213        $10.327             --             --             --
  Accumulation Unit Value at end of
   period                                $15.867        $14.213             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.510         $1.335         $1.470         $1.429         $1.387
  Accumulation Unit Value at end of
   period                                 $1.596         $1.510         $1.335         $1.470         $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,987         27,657         32,136         40,654         41,467
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.488         $1.318         $1.453         $1.414         $1.375
  Accumulation Unit Value at end of
   period                                 $1.570         $1.488         $1.318         $1.453         $1.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,331          1,930          1,987          2,967          3,354
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.483         $1.314         $1.450         $1.412         $1.373
  Accumulation Unit Value at end of
   period                                 $1.565         $1.483         $1.314         $1.450         $1.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,290          2,788          2,884          3,885          4,170
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.462         $1.297         $1.433         $1.398         $1.361
  Accumulation Unit Value at end of
   period                                 $1.540         $1.462         $1.297         $1.433         $1.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,841         27,037         29,230         38,626         43,530
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.462         $1.297         $1.433         $1.398         $1.361
  Accumulation Unit Value at end of
   period                                 $1.540         $1.462         $1.297         $1.433         $1.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,841         27,037         29,230         38,626         43,530

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.828         $0.818             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.885         $0.828             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             55             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.377         $1.339         $1.262         $1.166         $1.091
  Accumulation Unit Value at end of
   period                                 $1.387         $1.377         $1.339         $1.262         $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             40,901         39,937         36,130        105,013         44,675
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.367         $1.331         $1.257         $1.163         $1.089
  Accumulation Unit Value at end of
   period                                 $1.375         $1.367         $1.331         $1.257         $1.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,265          3,840          4,536         12,388          5,234
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.366         $1.331         $1.258         $1.164         $1.106
  Accumulation Unit Value at end of
   period                                 $1.373         $1.366         $1.331         $1.258         $1.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,287          3,753          4,023         16,319          8,701
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.356         $1.323         $1.252         $1.186             --
  Accumulation Unit Value at end of
   period                                 $1.361         $1.356         $1.323         $1.252             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,223         44,372         40,369         35,950             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.356         $1.323         $1.252         $1.161         $1.104
  Accumulation Unit Value at end of
   period                                 $1.361         $1.356         $1.323         $1.252         $1.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,223         44,372         40,369         35,950          6,737

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.445         $1.285         $1.422         $1.388         $1.354
  Accumulation Unit Value at end of
   period                                 $1.520         $1.445         $1.285         $1.422         $1.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,365         29,843         30,497         30,848         28,169
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.445         $1.285         $1.422         $1.388         $1.354
  Accumulation Unit Value at end of
   period                                 $1.520         $1.445         $1.285         $1.422         $1.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,365         29,843         30,497         30,848         28,169
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.440         $1.281         $1.418         $1.385         $1.352
  Accumulation Unit Value at end of
   period                                 $1.514         $1.440         $1.281         $1.418         $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                535            760            813          1,211          1,392
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.272         $1.410         $1.379         $1.347
  Accumulation Unit Value at end of
   period                                 $1.501         $1.429         $1.272         $1.410         $1.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,942          2,707          2,729          2,165          1,767
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.424         $1.268         $1.406         $1.376         $1.345
  Accumulation Unit Value at end of
   period                                 $1.495         $1.424         $1.268         $1.406         $1.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                964          1,137          1,166          1,422          1,181
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.424         $1.268         $1.406         $1.376         $1.345
  Accumulation Unit Value at end of
   period                                 $1.495         $1.424         $1.268         $1.406         $1.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                964          1,137          1,166          1,422          1,181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.510        $10.256             --             --             --
  Accumulation Unit Value at end of
   period                                $12.076        $11.510             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                873            351             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.257         $1.122         $1.245         $1.221         $1.195
  Accumulation Unit Value at end of
   period                                 $1.318         $1.257         $1.122         $1.245         $1.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                555            698            524             36             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.491        $10.254             --             --             --
  Accumulation Unit Value at end of
   period                                $12.038        $11.491             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.485        $10.254             --             --             --
  Accumulation Unit Value at end of
   period                                $12.025        $11.485             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.351         $1.329             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.354         $1.351             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,811         19,753             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.351         $1.320         $1.251         $1.186             --
  Accumulation Unit Value at end of
   period                                 $1.354         $1.351         $1.320         $1.251             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,811         19,753          3,091          2,653             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.350         $1.319         $1.251         $1.186             --
  Accumulation Unit Value at end of
   period                                 $1.352         $1.350         $1.319         $1.251             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,458          1,407          1,512          1,442             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.346         $1.326             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.347         $1.346             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,635          1,683             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.345         $1.325             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.345         $1.345             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,059          1,081             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.345         $1.317         $1.250         $1.186             --
  Accumulation Unit Value at end of
   period                                 $1.345         $1.345         $1.317         $1.250             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,059          1,081          1,139          1,731             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.196         $1.181             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.195         $1.196             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.466        $10.252             --             --             --
  Accumulation Unit Value at end of
   period                                $11.987        $11.466             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             21             --             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.121         $1.103         $1.129         $1.100         $1.076
  Accumulation Unit Value at end of
   period                                 $1.144         $1.121         $1.103         $1.129         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,487         32,236         42,486         28,795         28,728
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.108         $1.092         $1.120         $1.093         $1.070
  Accumulation Unit Value at end of
   period                                 $1.129         $1.108         $1.092         $1.120         $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,387          4,246          5,479          4,374          4,108
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.088         $1.116         $1.090         $1.068
  Accumulation Unit Value at end of
   period                                 $1.124         $1.104         $1.088         $1.116         $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,658          3,372          4,497          3,001          2,914
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.091         $1.077         $1.107         $1.082         $1.062
  Accumulation Unit Value at end of
   period                                 $1.110         $1.091         $1.077         $1.107         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,421         41,231         54,798         46,273         55,260
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.091         $1.077         $1.107         $1.082         $1.062
  Accumulation Unit Value at end of
   period                                 $1.110         $1.091         $1.077         $1.107         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,421         41,231         54,798         46,273         55,260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.067         $1.098         $1.075         $1.057
  Accumulation Unit Value at end of
   period                                 $1.096         $1.079         $1.067         $1.098         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,699         35,027         38,321         26,068         19,429
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.067         $1.098         $1.075         $1.057
  Accumulation Unit Value at end of
   period                                 $1.096         $1.079         $1.067         $1.098         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,699         35,027         38,321         26,068         19,429
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.075         $1.064         $1.095         $1.073         $1.055
  Accumulation Unit Value at end of
   period                                 $1.091         $1.075         $1.064         $1.095         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                900          1,338          1,929          1,732          2,023
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.067         $1.057         $1.089         $1.068         $1.051
  Accumulation Unit Value at end of
   period                                 $1.082         $1.067         $1.057         $1.089         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,716          1,964          2,919          1,442            795

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT,
  EARNINGS PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.078         $1.074         $1.069         $1.007             --
  Accumulation Unit Value at end of
   period                                 $1.076         $1.078         $1.074         $1.069             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,908         39,572         46,580         37,697             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.073         $1.071         $1.068         $1.007             --
  Accumulation Unit Value at end of
   period                                 $1.070         $1.073         $1.071         $1.068             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,498          2,592          3,935          3,878             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.072         $1.070         $1.068         $1.007             --
  Accumulation Unit Value at end of
   period                                 $1.068         $1.072         $1.070         $1.068             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,117          3,571          4,883          6,046             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.068         $1.067         $1.042             --
  Accumulation Unit Value at end of
   period                                 $1.062         $1.068         $1.068         $1.067             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             70,946         75,068         84,034         22,114             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.068         $1.067         $1.007             --
  Accumulation Unit Value at end of
   period                                 $1.062         $1.068         $1.068         $1.067             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             70,946         75,068         84,034         22,114             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.064         $1.069             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.057         $1.064             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,471         15,805             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.064         $1.065         $1.066         $1.042             --
  Accumulation Unit Value at end of
   period                                 $1.057         $1.064         $1.065         $1.066             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,471         15,805          6,116          2,715             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.063         $1.065         $1.066         $1.042             --
  Accumulation Unit Value at end of
   period                                 $1.055         $1.063         $1.065         $1.066             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,355          2,555          2,997            951             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.060         $1.066             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.051         $1.060             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                813            747             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.063         $1.054         $1.086         $1.066         $1.050
  Accumulation Unit Value at end of
   period                                 $1.077         $1.063         $1.054         $1.086         $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,187          3,346          2,148          1,783          1,673
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.063         $1.054         $1.086         $1.066         $1.050
  Accumulation Unit Value at end of
   period                                 $1.077         $1.063         $1.054         $1.086         $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,187          3,346          2,148          1,783          1,673
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.060         $1.051             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.074         $1.060             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,806          4,452             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.054         $1.046         $1.080         $1.061         $1.046
  Accumulation Unit Value at end of
   period                                 $1.066         $1.054         $1.046         $1.080         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                808            852            746             66              9
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.097        $10.024             --             --             --
  Accumulation Unit Value at end of
   period                                $10.211        $10.097             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             12             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.092        $10.024             --             --             --
  Accumulation Unit Value at end of
   period                                $10.201        $10.092             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              7             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.075        $10.023             --             --             --
  Accumulation Unit Value at end of
   period                                $10.169        $10.075             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              2             --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.130         $0.924         $1.425         $1.330         $1.110
  Accumulation Unit Value at end of
   period                                 $1.274         $1.130         $0.924         $1.425         $1.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,411          9,372         11,975         16,547         19,703
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.115         $0.914         $1.411         $1.319         $1.103
  Accumulation Unit Value at end of
   period                                 $1.256         $1.115         $0.914         $1.411         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,353          1,240          1,733          2,065          2,399
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.111         $0.910         $1.406         $1.315         $1.100
  Accumulation Unit Value at end of
   period                                 $1.249         $1.111         $0.910         $1.406         $1.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,339          1,667          2,453          2,912          3,830

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.066             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.050         $1.059             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,465          2,927             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.062         $1.065         $1.042             --
  Accumulation Unit Value at end of
   period                                 $1.050         $1.059         $1.062         $1.065             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,465          2,927          3,430          1,017             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.057         $1.066             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.046         $1.057             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.045         $0.960         $0.759         $0.998         $1.000
  Accumulation Unit Value at end of
   period                                 $1.110         $1.045         $0.960         $0.759         $0.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,272         23,226         27,362         21,066          7,231
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.039         $0.956         $0.757         $0.997         $1.000
  Accumulation Unit Value at end of
   period                                 $1.103         $1.039         $0.956         $0.757         $0.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,578          2,069          2,142          1,691             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.037         $0.955         $0.756         $0.996         $1.000
  Accumulation Unit Value at end of
   period                                 $1.100         $1.037         $0.955         $0.756         $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,566          5,024          5,051          4,767             --

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.096         $0.900         $1.392         $1.304         $1.092
  Accumulation Unit Value at end of
   period                                 $1.231         $1.096         $0.900         $1.392         $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,141         10,483         12,727         21,153         29,346
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.096         $0.900         $1.392         $1.304         $1.092
  Accumulation Unit Value at end of
   period                                 $1.231         $1.096         $0.900         $1.392         $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,141         10,483         12,727         21,153         29,346
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.084         $0.891         $1.381         $1.295         $1.087
  Accumulation Unit Value at end of
   period                                 $1.216         $1.084         $0.891         $1.381         $1.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,431          7,086          7,906          7,251          7,234
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.084         $0.891         $1.381         $1.295         $1.087
  Accumulation Unit Value at end of
   period                                 $1.216         $1.084         $0.891         $1.381         $1.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,431          7,086          7,906          7,251          7,234
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080         $0.888         $1.377         $1.292         $1.085
  Accumulation Unit Value at end of
   period                                 $1.211         $1.080         $0.888         $1.377         $1.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                611            422            591            822            919
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.072         $0.882         $1.369         $1.286         $1.081
  Accumulation Unit Value at end of
   period                                 $1.200         $1.072         $0.882         $1.369         $1.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,577          1,226          1,459            908            575
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.068         $0.880         $1.366         $1.284         $1.079
  Accumulation Unit Value at end of
   period                                 $1.196         $1.068         $0.880         $1.366         $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930            969            780            760            726
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.068         $0.880         $1.366         $1.284         $1.079
  Accumulation Unit Value at end of
   period                                 $1.196         $1.068         $0.880         $1.366         $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,930            969            780            760            726
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.065         $0.877             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.192         $1.065             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,482          1,080             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.058         $0.873         $1.358         $1.278         $1.076
  Accumulation Unit Value at end of
   period                                 $1.183         $1.058         $0.873         $1.358         $1.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                337            194            190            119             57

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.031         $0.951         $0.755         $0.746             --
  Accumulation Unit Value at end of
   period                                 $1.092         $1.031         $0.951         $0.755             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,018         35,037         37,853          9,947             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.031         $0.951         $0.755         $0.995         $1.000
  Accumulation Unit Value at end of
   period                                 $1.092         $1.031         $0.951         $0.755         $0.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,018         35,037         37,853          9,947             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.027         $0.954             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.087         $1.027             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,652          5,192             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.027         $0.949         $0.754         $0.746             --
  Accumulation Unit Value at end of
   period                                 $1.087         $1.027         $0.949         $0.754             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,652          5,192          3,194            891             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.026         $0.948         $0.754         $0.746             --
  Accumulation Unit Value at end of
   period                                 $1.085         $1.026         $0.948         $0.754             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,025          1,150          1,059            273             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.023         $0.952             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.081         $1.023             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                460            569             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.023         $0.951             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.079         $1.023             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                758            666             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.023         $0.946         $0.753         $0.746             --
  Accumulation Unit Value at end of
   period                                 $1.079         $1.023         $0.946         $0.753             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                758            666            672             87             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.021         $0.951             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.076         $1.021             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2010           2009           2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.488        $10.306             --             --             --
  Accumulation Unit Value at end of
   period                                $13.953        $12.488             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25              3             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.481        $10.305             --             --             --
  Accumulation Unit Value at end of
   period                                $13.938        $12.481             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.461        $10.304             --             --             --
  Accumulation Unit Value at end of
   period                                $13.895        $12.461             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2005           2004           2003           2002           2001
--------------------------------------  --------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT           HARTFORD
                                        OMEGA               ADVISERS
                                     GROWTH FUND            HLS FUND
                                  SUB-ACCOUNT (A)(B)    SUB-ACCOUNT (C)
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --             84,986,522
   Class IB                                    --             19,890,381
   Other class                            392,532                     --
                                     ============       ================
  Cost:
   Class IA                                    --         $1,583,082,574
   Class IB                                    --            454,417,882
   Other class                         $7,215,771                     --
                                     ============       ================
  Market Value:
   Class IA                                    --         $1,642,108,994
   Class IB                                    --            388,899,334
   Other class                         $9,435,086                     --
 Due from Hartford Life and
  Annuity Insurance Company                    --                     --
 Receivable from fund shares
  sold                                        634                934,818
 Other assets                                  --                     24
                                     ------------       ----------------
 Total Assets                           9,435,720          2,031,943,170
                                     ------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   634                934,818
 Payable for fund shares
  purchased                                    --                     --
 Other liabilities                              1                     --
                                     ------------       ----------------
 Total Liabilities                            635                934,818
                                     ------------       ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $9,435,085         $2,031,008,352
                                     ============       ================

(a)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(b) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

(c) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD          HARTFORD           HARTFORD
                                    TOTAL             CAPITAL           DIVIDEND             HARTFORD
                                 RETURN BOND       APPRECIATION        AND GROWTH         GLOBAL RESEARCH
                                   HLS FUND          HLS FUND           HLS FUND             HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT (D)
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          71,761,795         59,422,533        78,275,338           2,903,957
   Class IB                          39,656,445         17,824,635        24,724,689           1,973,169
   Other class                               --                 --                --                  --
                               ================  =================  ================       =============
  Cost:
   Class IA                        $792,619,777     $2,186,366,033    $1,244,106,850         $27,118,671
   Class IB                         459,615,973        774,530,261       450,509,523          18,474,148
   Other class                               --                 --                --                  --
                               ================  =================  ================       =============
  Market Value:
   Class IA                        $781,910,343     $2,517,114,258    $1,526,311,098         $28,874,360
   Class IB                         430,053,846        748,656,794       481,037,241          19,584,950
   Other class                               --                 --                --                  --
 Due from Hartford Life and
  Annuity Insurance Company                  --                 --                --             106,072
 Receivable from fund shares
  sold                                3,073,058            787,476           618,245                  --
 Other assets                                79                 --                65                  --
                               ----------------  -----------------  ----------------       -------------
 Total Assets                     1,215,037,326      3,266,558,528     2,007,966,649          48,565,382
                               ----------------  -----------------  ----------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           3,073,058            787,476           618,245                  --
 Payable for fund shares
  purchased                                  --                 --                --             106,072
 Other liabilities                           --                  8                --                  --
                               ----------------  -----------------  ----------------       -------------
 Total Liabilities                    3,073,058            787,484           618,245             106,072
                               ----------------  -----------------  ----------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,211,964,268     $3,265,771,044    $2,007,348,404         $48,459,310
                               ================  =================  ================       =============

                                                                 HARTFORD
                                 HARTFORD        HARTFORD      DISCIPLINED
                               GLOBAL HEALTH  GLOBAL GROWTH       EQUITY
                                 HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        3,333,602      10,986,239      16,889,701
   Class IB                        2,156,971       5,405,090      10,742,972
   Other class                            --              --              --
                               =============  ==============  ==============
  Cost:
   Class IA                      $41,896,998    $171,552,447    $198,715,944
   Class IB                       29,382,432      85,945,854     120,980,313
   Other class                            --              --              --
                               =============  ==============  ==============
  Market Value:
   Class IA                      $46,309,444    $171,625,662    $199,198,654
   Class IB                       29,361,768      83,945,831     126,053,584
   Other class                            --              --              --
 Due from Hartford Life and
  Annuity Insurance Company               --              --              --
 Receivable from fund shares
  sold                                20,823          56,985         183,965
 Other assets                              3               8               2
                               -------------  --------------  --------------
 Total Assets                     75,692,038     255,628,486     325,436,205
                               -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           20,823          56,985         183,965
 Payable for fund shares
  purchased                               --              --              --
 Other liabilities                        --              --              --
                               -------------  --------------  --------------
 Total Liabilities                    20,823          56,985         183,965
                               -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $75,671,215    $255,571,501    $325,252,240
                               =============  ==============  ==============

(d) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             HARTFORD
                                        HARTFORD              GROWTH
                                         GROWTH           OPPORTUNITIES
                                        HLS FUND             HLS FUND
                                    SUB-ACCOUNT (E)        SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               9,881,462            4,453,290
   Class IB                               6,887,997            2,946,400
   Other class                                   --                   --
                                     ==============       ==============
  Cost:
   Class IA                            $104,490,036         $106,015,510
   Class IB                              71,015,837           66,744,002
   Other class                                   --                   --
                                     ==============       ==============
  Market Value:
   Class IA                            $118,740,101         $115,170,993
   Class IB                              81,343,121           75,262,773
   Other class                                   --                   --
 Due from Hartford Life and
  Annuity Insurance Company                      --               36,527
 Receivable from fund shares
  sold                                       54,323                   --
 Other assets                                    --                    7
                                     --------------       --------------
 Total Assets                           200,137,545          190,470,300
                                     --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  54,323                   --
 Payable for fund shares
  purchased                                      --               36,527
 Other liabilities                                4                   --
                                     --------------       --------------
 Total Liabilities                           54,327               36,527
                                     --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $200,083,218         $190,433,773
                                     ==============       ==============

(e) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       HARTFORD                 HARTFORD
                                  HARTFORD        HARTFORD          INTERNATIONAL             SMALL/MID CAP
                                 HIGH YIELD        INDEX            OPPORTUNITIES                EQUITY
                                  HLS FUND        HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT (F)(G)         SUB-ACCOUNT (H)
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        20,039,944       7,551,223           44,695,835                4,698,050
   Class IB                        14,657,536       2,130,456           19,872,176                2,953,370
   Other class                             --              --                   --                       --
                               ==============  ==============       ==============            =============
  Cost:
   Class IA                      $183,078,273    $159,883,895         $521,752,113              $33,666,888
   Class IB                       131,031,869      64,905,062          215,840,277               22,027,830
   Other class                             --              --                   --                       --
                               ==============  ==============       ==============            =============
  Market Value:
   Class IA                      $183,459,893    $197,840,627         $556,984,796              $46,272,575
   Class IB                       132,508,831      55,568,039          250,671,298               29,017,758
   Other class                             --              --                   --                       --
 Due from Hartford Life and
  Annuity Insurance Company           910,864              --               68,909                       --
 Receivable from fund shares
  sold                                     --         282,135                   --                  341,887
 Other assets                               5              --                4,318                       --
                               --------------  --------------       --------------            -------------
 Total Assets                     316,879,593     253,690,801          807,729,321               75,632,220
                               --------------  --------------       --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --         282,135                   --                  341,887
 Payable for fund shares
  purchased                           910,864              --               71,812                       --
 Other liabilities                         --               9                1,485                       --
                               --------------  --------------       --------------            -------------
 Total Liabilities                    910,864         282,144               73,297                  341,887
                               --------------  --------------       --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $315,968,729    $253,408,657         $807,656,024              $75,290,333
                               ==============  ==============       ==============            =============


                                  HARTFORD             HARTFORD             HARTFORD
                                   MIDCAP            MIDCAP VALUE         MONEY MARKET
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT (I)        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        12,811,835           20,453,383          229,967,287
   Class IB                         1,198,875           12,375,917          158,377,193
   Other class                             --                   --                   --
                               ==============       ==============       ==============
  Cost:
   Class IA                      $189,405,423         $203,398,023         $229,967,287
   Class IB                        28,601,861          124,581,522          158,377,193
   Other class                             --                   --                   --
                               ==============       ==============       ==============
  Market Value:
   Class IA                      $333,281,637         $211,130,619         $229,967,287
   Class IB                        30,861,738          127,287,778          158,377,193
   Other class                             --                   --                   --
 Due from Hartford Life and
  Annuity Insurance Company                --                   --                   --
 Receivable from fund shares
  sold                                603,013               98,610               49,968
 Other assets                              --                   --                   --
                               --------------       --------------       --------------
 Total Assets                     364,746,388          338,517,007          388,394,448
                               --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           603,013               98,610               49,968
 Payable for fund shares
  purchased                                --                   --                   --
 Other liabilities                         33                    8                   28
                               --------------       --------------       --------------
 Total Liabilities                    603,046               98,618               49,996
                               --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $364,143,342         $338,418,389         $388,344,452
                               ==============       ==============       ==============

(f) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(g) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(h) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(i) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        HARTFORD                  HARTFORD
                                     SMALL COMPANY            SMALLCAP GROWTH
                                        HLS FUND                  HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              10,279,456                 5,459,629
   Class IB                               3,597,779                 3,916,154
   Other class                                   --                        --
                                     ==============            ==============
  Cost:
   Class IA                            $125,125,621               $89,482,875
   Class IB                              52,946,464                61,867,911
   Other class                                   --                        --
                                     ==============            ==============
  Market Value:
   Class IA                            $181,563,749              $116,665,882
   Class IB                              61,822,973                83,090,005
   Other class                                   --                        --
 Due from Hartford Life and
  Annuity Insurance Company                      --                 1,045,398
 Receivable from fund shares
  sold                                      330,156                        --
 Other assets                                     2                        24
                                     --------------            --------------
 Total Assets                           243,716,880               200,801,309
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 330,156                        --
 Payable for fund shares
  purchased                                      --                 1,045,398
 Other liabilities                               --                        --
                                     --------------            --------------
 Total Liabilities                          330,156                 1,045,398
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $243,386,724              $199,755,911
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                HARTFORD          U.S. GOVERNMENT               HARTFORD                  BLACKROCK
                                 STOCK               SECURITIES                  VALUE                      GLOBAL
                                HLS FUND              HLS FUND                  HLS FUND           OPPORTUNITIES V.I. FUND
                              SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT (J)(K)          SUB-ACCOUNT (L)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                       21,479,716           23,684,137                25,378,704                        --
   Class IB                        5,103,098           17,044,230                10,924,040                        --
   Other class                            --                   --                        --                   138,205
                            ================       ==============            ==============              ============
  Cost:
   Class IA                     $759,338,176         $259,947,234              $251,979,369                        --
   Class IB                      243,536,707          189,722,782               105,826,475                        --
   Other class                            --                   --                        --                $1,731,539
                            ================       ==============            ==============              ============
  Market Value:
   Class IA                     $880,322,775         $247,631,395              $273,382,223                        --
   Class IB                      208,914,998          177,304,888               117,512,085                        --
   Other class                            --                   --                        --                $1,958,361
 Due from Hartford Life
  and Annuity Insurance
  Company                                 --                   --                        --                        --
 Receivable from fund
  shares sold                        388,124            1,379,809                   259,360                        87
 Other assets                             19                   88                        49                        --
                            ----------------       --------------            --------------              ------------
 Total Assets                  1,089,625,916          426,316,180               391,153,717                 1,958,448
                            ----------------       --------------            --------------              ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                            388,124            1,379,809                   259,360                        87
 Payable for fund shares
  purchased                               --                   --                        --                        --
 Other liabilities                        --                   --                        --                         1
                            ----------------       --------------            --------------              ------------
 Total Liabilities                   388,124            1,379,809                   259,360                        88
                            ----------------       --------------            --------------              ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities        $1,089,237,792         $424,936,371              $390,894,357                $1,958,360
                            ================       ==============            ==============              ============


                                  BLACKROCK            JENNISON 20/20
                                  LARGE CAP                FOCUS                JENNISON
                               GROWTH V.I. FUND          PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                    --                    --
   Class IB                                --                    --                    --
   Other class                        166,825                10,280                 8,525
                                 ============            ==========            ==========
  Cost:
   Class IA                                --                    --                    --
   Class IB                                --                    --                    --
   Other class                     $1,407,113              $125,518              $161,854
                                 ============            ==========            ==========
  Market Value:
   Class IA                                --                    --                    --
   Class IB                                --                    --                    --
   Other class                     $1,810,050              $157,389              $195,318
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                    --                    --
 Receivable from fund
  shares sold                              87                     8                     9
 Other assets                              --                    --                    --
                                 ------------            ----------            ----------
 Total Assets                       1,810,137               157,397               195,327
                                 ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  87                     8                     9
 Payable for fund shares
  purchased                                --                    --                    --
 Other liabilities                         --                    --                    --
                                 ------------            ----------            ----------
 Total Liabilities                         87                     8                     9
                                 ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,810,050              $157,389              $195,318
                                 ============            ==========            ==========

(j) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(k) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(l)  Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                     PRUDENTIAL              SERIES
                                       VALUE             INTERNATIONAL
                                     PORTFOLIO               GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --
   Class IB                                   --                    --
   Other class                             9,972                27,765
                                    ============          ============
  Cost:
   Class IA                                   --                    --
   Class IB                                   --                    --
   Other class                          $167,611              $139,168
                                    ============          ============
  Market Value:
   Class IA                                   --                    --
   Class IB                                   --                    --
   Other class                          $170,822              $141,602
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --
 Receivable from fund shares
  sold                                         7                     7
 Other assets                                 --                    --
                                    ------------          ------------
 Total Assets                            170,829               141,609
                                    ------------          ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    7                     7
 Payable for fund shares
  purchased                                   --                    --
 Other liabilities                            --                    --
                                    ------------          ------------
 Total Liabilities                             7                     7
                                    ------------          ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $170,822              $141,602
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO              WELLS FARGO             WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT
                                  INDEX ASSET             TOTAL RETURN              INTRINSIC             INTERNATIONAL
                                ALLOCATION FUND             BOND FUND               VALUE FUND             EQUITY FUND
                                SUB-ACCOUNT (M)            SUB-ACCOUNT          SUB-ACCOUNT (N)(O)      SUB-ACCOUNT (P)(Q)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                       --                      --                      --
   Class IB                                  --                       --                      --                      --
   Other class                          983,098                1,074,131                 593,777               1,534,576
                                ===============          ===============          ==============          ==============
  Cost:
   Class IA                                  --                       --                      --                      --
   Class IB                                  --                       --                      --                      --
   Other class                      $11,292,920              $11,182,631              $8,101,559              $7,501,531
                                ===============          ===============          ==============          ==============
  Market Value:
   Class IA                                  --                       --                      --                      --
   Class IB                                  --                       --                      --                      --
   Other class                      $11,521,905              $11,181,702              $7,576,591              $8,815,755
 Due from Hartford Life
  and Annuity Insurance
  Company                                    --                       --                      --                      --
 Receivable from fund
  shares sold                               683                      898                     639                     636
 Other assets                                --                      770                       2                     405
                                ---------------          ---------------          --------------          --------------
 Total Assets                        11,522,588               11,183,370               7,577,232               8,816,796
                                ---------------          ---------------          --------------          --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                   683                      898                     639                     636
 Payable for fund shares
  purchased                                  --                       --                      --                      --
 Other liabilities                           --                       --                      --                      --
                                ---------------          ---------------          --------------          --------------
 Total Liabilities                          683                      898                     639                     636
                                ---------------          ---------------          --------------          --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $11,521,905              $11,182,472              $7,576,593              $8,816,160
                                ===============          ===============          ==============          ==============

                                 WELLS FARGO                                   WELLS FARGO
                                 ADVANTAGE VT           WELLS FARGO            ADVANTAGE VT
                                  SMALL CAP             ADVANTAGE VT            SMALL CAP
                                 GROWTH FUND           DISCOVERY FUND           VALUE FUND
                               SUB-ACCOUNT (R)          SUB-ACCOUNT         SUB-ACCOUNT (S)(T)
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                      --
   Class IB                                 --                    --                      --
   Other class                         404,318                43,962                 406,473
                                ==============          ============          ==============
  Cost:
   Class IA                                 --                    --                      --
   Class IB                                 --                    --                      --
   Other class                      $2,712,034              $746,558              $3,235,614
                                ==============          ============          ==============
  Market Value:
   Class IA                                 --                    --                      --
   Class IB                                 --                    --                      --
   Other class                      $3,255,772              $935,514              $3,673,968
 Due from Hartford Life
  and Annuity Insurance
  Company                                   --                    --                      --
 Receivable from fund
  shares sold                              160                    44                     188
 Other assets                               13                    --                      --
                                --------------          ------------          --------------
 Total Assets                        3,255,945               935,558               3,674,156
                                --------------          ------------          --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  160                    44                     188
 Payable for fund shares
  purchased                                 --                    --                      --
 Other liabilities                          --                    --                      --
                                --------------          ------------          --------------
 Total Liabilities                         160                    44                     188
                                --------------          ------------          --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $3,255,785              $935,514              $3,673,968
                                ==============          ============          ==============

(m) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(n) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(o) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(p) Formerly Evergreen VA International Equity Fund. Change effective July 16, 2010.

(q) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(r) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(s) Effective July 16, 2010 Evergreen VA Special Values Fund merged with Wells Fargo Advantage VT Small Cap Value Fund.

(t) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT
                                    ADVANTAGE VT                CORE
                                  OPPORTUNITY FUND          EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (Q)(U)(V)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                       --
   Class IB                                  --                       --
   Other class                           28,249                   87,269
                                     ==========             ============
  Cost:
   Class IA                                  --                       --
   Class IB                                  --                       --
   Other class                         $455,863               $1,373,482
                                     ==========             ============
  Market Value:
   Class IA                                  --                       --
   Class IB                                  --                       --
   Other class                         $520,354               $1,727,715
 Due from Hartford Life and
  Annuity Insurance Company                  --                       --
 Receivable from fund shares
  sold                                       25                      143
 Other assets                                --                       38
                                     ----------             ------------
 Total Assets                           520,379                1,727,896
                                     ----------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  25                      143
 Payable for fund shares
  purchased                                  --                       --
 Other liabilities                           --                       --
                                     ----------             ------------
 Total Liabilities                           25                      143
                                     ----------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $520,354               $1,727,753
                                     ==========             ============

(q) Funded as of July 16, 2010.

(u) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

(v) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
Wells Fargo Advantage VT Omega Growth Fund -- class I                1,526,431     $0.810935   to    $17.498719        $1,336,736
Wells Fargo Advantage VT Omega Growth Fund -- class 2                  638,456     12.564125   to     12.624085         8,038,291
Hartford Advisers HLS Fund -- class IA                             459,565,166      1.123186   to     14.469557     1,626,616,701
Hartford Advisers HLS Fund -- class IB                             352,024,045      1.013160   to     14.409021       388,171,426
Hartford Total Return Bond HLS Fund -- class IA                    286,806,407      1.516295   to     14.898386       778,505,083
Hartford Total Return Bond HLS Fund -- class IB                    269,933,010      1.317906   to     12.075574       429,816,321
Hartford Capital Appreciation HLS Fund -- class IA                 342,129,369      1.701179   to     16.942606     2,505,792,396
Hartford Capital Appreciation HLS Fund -- class IB                 473,130,983      1.388140   to     16.871708       747,863,857
Hartford Dividend and Growth HLS Fund -- class IA                  555,058,824      1.408043   to     13.955015     1,518,620,451
Hartford Dividend and Growth HLS Fund -- class IB                  314,055,449      1.210277   to     13.898031       480,680,432
Hartford Global Research HLS Fund -- class IA                        2,913,397      9.628340   to     10.047042        28,788,092
Hartford Global Research HLS Fund -- class IB                        2,003,673      9.561577   to     16.400512        19,559,828
Hartford Global Health HLS Fund -- class IA                         21,891,228      1.920871   to      2.232856        46,169,347
Hartford Global Health HLS Fund -- class IB                         14,361,244      1.883000   to     13.740266        29,323,998
Hartford Global Growth HLS Fund -- class IA                         97,718,578      1.221873   to     15.612788       170,906,664
Hartford Global Growth HLS Fund -- class IB                         93,578,411      0.752856   to     15.547715        83,898,801
Hartford Disciplined Equity HLS Fund -- class IA                   156,499,606      1.072119   to     14.283015       198,321,683
Hartford Disciplined Equity HLS Fund -- class IB                   129,382,970      0.851650   to     14.223154       126,018,315
Hartford Growth HLS Fund -- class IA                                86,414,699      1.262564   to     15.938329       118,334,602
Hartford Growth HLS Fund -- class IB                                62,635,881      1.240875   to     15.820496        81,338,090
Hartford Growth Opportunities HLS Fund -- class IA                  68,264,814      1.494625   to     15.980356       114,735,530
Hartford Growth Opportunities HLS Fund -- class IB                  48,731,920      1.469398   to     15.249363        75,242,124
Hartford High Yield HLS Fund -- class IA                            99,612,056      1.632723   to     17.353716       182,715,011
Hartford High Yield HLS Fund -- class IB                            79,636,900      1.520969   to     17.281541       132,447,843
Hartford Index HLS Fund -- class IA                                 55,802,001      0.983037   to     14.081596       196,362,016
Hartford Index HLS Fund -- class IB                                 59,239,671      0.818818   to     14.020820        55,509,709
Hartford International Opportunities HLS Fund -- class IA          254,340,567      1.393909   to     15.626738       555,015,018
Hartford International Opportunities HLS Fund -- class IB          200,527,372      1.051275   to     15.561855       250,613,654
Hartford Small/Mid Cap Equity HLS Fund -- class IA                   4,450,136     10.116620   to     18.342146        46,266,491
Hartford Small/Mid Cap Equity HLS Fund -- class IB                   2,741,608     10.398463   to     18.210443        29,017,759
Hartford MidCap HLS Fund -- class IA                                71,902,015      2.946477   to     16.490951       331,700,827
Hartford MidCap HLS Fund -- class IB                                17,228,144      1.664357   to     16.181705        30,823,430
Hartford MidCap Value HLS Fund -- class IA                         116,289,509      1.657018   to     18.920305       210,487,856
Hartford MidCap Value HLS Fund -- class IB                          74,115,356      1.626571   to     18.782138       127,241,733
Hartford Money Market HLS Fund -- class IA                         134,546,827      0.998639   to      9.550329       228,870,675
Hartford Money Market HLS Fund -- class IB                         143,262,967      0.959475   to      9.556416       158,356,124
Hartford Small Company HLS Fund -- class IA                         72,441,745      1.610758   to     16.044214       180,521,415
Hartford Small Company HLS Fund -- class IB                         59,677,330      0.887345   to     15.984332        61,754,034
Hartford SmallCap Growth HLS Fund -- class IA                       72,596,322      1.405540   to     18.819193       116,302,439
Hartford SmallCap Growth HLS Fund -- class IB                       57,056,296      1.387746   to     18.680973        83,066,705
Hartford Stock HLS Fund -- class IA                                257,346,826      0.962043   to     16.050392       872,938,777
Hartford Stock HLS Fund -- class IB                                227,000,650      0.822367   to     15.983449       208,776,366
Hartford U.S. Government Securities HLS Fund -- class IA           210,295,163      1.084485   to     10.286554       246,775,502
Hartford U.S. Government Securities HLS Fund -- class IB           158,139,916      1.066224   to     10.211368       177,186,132
Hartford Value HLS Fund -- class IA                                205,717,802      1.205423   to     14.055914       271,851,949
Hartford Value HLS Fund -- class IB                                 94,608,144      1.183235   to     13.952945       117,417,961

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Opportunities V.I. Fund -- class I                  1,520,022     $1.162356   to    $15.161356        $1,958,360
BlackRock Large Cap Growth V.I. Fund -- class I                      1,882,417      0.849285   to     14.641059         1,810,050
Jennison 20/20 Focus Portfolio -- class II                              94,874      1.413023   to     16.447952           157,389
Jennison Portfolio -- class II                                         237,862      0.657222   to     15.486830           195,318
Prudential Value Portfolio -- class II                                 138,530      1.193215   to      1.246891           170,822
Prudential Series International Growth -- class II                     142,846      0.955296   to      1.033167           141,602
Wells Fargo Advantage VT Index Asset Allocation Fund                 9,499,954      1.151277   to     12.957098        11,453,100
Wells Fargo Advantage VT Total Return Bond Fund                      7,893,650      1.361814   to      1.491631        11,182,472
Wells Fargo Advantage VT Intrinsic Value Fund -- class 2             6,707,222      1.066890   to      1.176790         7,496,410
Wells Fargo Advantage VT International Equity Fund -- class I        3,925,217      0.984045   to     13.934674         4,191,521
Wells Fargo Advantage VT International Equity Fund -- class 2          380,099     12.139088   to     12.205915         4,624,639
Wells Fargo Advantage VT Small Cap Growth Fund                       1,471,944      1.598175   to      1.750561         2,442,065
Wells Fargo Advantage VT Small Cap Growth Fund -- class 1               63,660     12.738068   to     12.793044           812,348
Wells Fargo Advantage VT Discovery Fund -- class J                      61,118     14.889172   to     15.700399           935,514
Wells Fargo Advantage VT Small Cap Value Fund -- class K                37,454     12.945728   to     13.689196           497,676
Wells Fargo Advantage VT Small Cap Value Fund -- class 1               260,808     12.145999   to     12.212311         3,176,292
Wells Fargo Advantage VT Opportunity Fund -- class L                    40,050     12.857551   to     13.445072           520,354
Wells Fargo Advantage VT Core Equity Fund -- class I                   904,757      1.326718   to      1.498525         1,299,475
Wells Fargo Advantage VT Core Equity Fund -- class 2                    34,784     12.219224   to     12.263665           425,915
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
Wells Fargo Advantage VT Omega Growth Fund -- class 2                    4,760     12.618364   to     12.618364            60,058
Hartford Advisers HLS Fund -- class IA                               3,015,837      1.213444   to      5.308423        15,492,170
Hartford Advisers HLS Fund -- class IB                                 658,406      1.086865   to      1.279702           728,055
Hartford Total Return Bond HLS Fund -- class IA                        961,589      1.637147   to      3.694896         3,405,293
Hartford Total Return Bond HLS Fund -- class IB                        147,478      1.596113   to      1.641093           237,571
Hartford Capital Appreciation HLS Fund -- class IA                     882,625      2.281019   to     13.663563        11,321,741
Hartford Capital Appreciation HLS Fund -- class IB                     489,102      1.484415   to      2.380030           793,050
Hartford Dividend and Growth HLS Fund -- class IA                    2,083,528      1.610478   to      3.839091         7,690,737
Hartford Dividend and Growth HLS Fund -- class IB                      230,578      1.525451   to      1.556569           356,784
Hartford Global Research HLS Fund -- class IA                            8,697      9.919538   to      9.919538            86,267
Hartford Global Research HLS Fund -- class IB                            2,562      9.795015   to      9.808925            25,123
Hartford Global Health HLS Fund -- class IA                             65,825      2.128193   to      2.128193           140,089
Hartford Global Health HLS Fund -- class IB                             18,559      2.031356   to      2.039160            37,781
Hartford Global Growth HLS Fund -- class IA                            394,202      1.242612   to      1.851114           719,012
Hartford Global Growth HLS Fund -- class IB                             57,870      0.812363   to      0.815520            47,024
Hartford Disciplined Equity HLS Fund -- class IA                       675,495      1.090311   to      1.320882           876,931
Hartford Disciplined Equity HLS Fund -- class IB                        38,407      0.918962   to      0.922476            35,311
Hartford Growth HLS Fund -- class IA                                   292,954      1.354537   to      1.396288           405,518
Hartford Growth HLS Fund -- class IB                                     3,747      1.336450   to      1.336450             5,008
Hartford Growth Opportunities HLS Fund -- class IA                     265,684      1.638650   to      1.652911           435,470
Hartford Growth Opportunities HLS Fund -- class IB                      13,077      1.576475   to      1.582539            20,649
Hartford High Yield HLS Fund -- class IA                               410,144      1.754920   to      1.817609           744,903
Hartford High Yield HLS Fund -- class IB                                37,115      1.641099   to      1.647421            60,972
Hartford Index HLS Fund -- class IA                                    320,536      1.016290   to      4.915004         1,478,596
Hartford Index HLS Fund -- class IB                                     65,975      0.883534   to      0.886939            58,336
Hartford International Opportunities HLS Fund -- class IA              750,628      1.476945   to      2.753686         1,969,731

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund -- class IB               48,330     $1.122443   to     $1.570922           $57,621
Hartford Small/Mid Cap Equity HLS Fund -- class IA                         583     10.437443   to     10.437443             6,083
Hartford MidCap HLS Fund -- class IA                                   337,911      3.095326   to      4.684630         1,580,779
Hartford MidCap HLS Fund -- class IB                                    21,330      1.795904   to      1.795904            38,306
Hartford MidCap Value HLS Fund -- class IA                             351,602      1.783969   to      1.845359           642,763
Hartford MidCap Value HLS Fund -- class IB                              26,289      1.751200   to      1.751200            46,037
Hartford Money Market HLS Fund -- class IA                             550,237      1.170814   to      2.034818         1,096,537
Hartford Money Market HLS Fund -- class IB                              18,350      1.089165   to      1.171014            21,116
Hartford Small Company HLS Fund -- class IA                            391,825      1.699259   to      2.666747         1,042,328
Hartford Small Company HLS Fund -- class IB                             72,767      0.947506   to      0.947506            68,947
Hartford SmallCap Growth HLS Fund -- class IA                          235,548      1.541015   to      1.554470           363,467
Hartford SmallCap Growth HLS Fund -- class IB                           15,629      1.488891   to      1.494611            23,300
Hartford Stock HLS Fund -- class IA                                  1,228,251      1.005012   to      6.262570         7,384,029
Hartford Stock HLS Fund -- class IB                                    149,822      0.878111   to      1.123372           138,620
Hartford U.S. Government Securities HLS Fund -- class IA               719,543      1.188992   to      1.199352           855,950
Hartford U.S. Government Securities HLS Fund -- class IB               103,746      1.143911   to      1.148311           118,787
Hartford Value HLS Fund -- class IA                                  1,150,765      1.297762   to      1.342444         1,530,319
Hartford Value HLS Fund -- class IB                                     73,869      1.273866   to      1.278769            94,128
Wells Fargo Advantage VT Index Asset Allocation Fund --
 class A                                                                54,656      1.242948   to      1.260140            68,805
Wells Fargo Advantage VT Intrinsic Value Fund -- class 2                68,938      1.146569   to      1.167786            80,183
Wells Fargo Advantage VT Small Cap Growth Fund -- class 1                  107     12.793044   to     12.793044             1,372
Wells Fargo Advantage VT Core Equity Fund -- class 2                       193     12.263665   to     12.263665             2,363

#  Rounded unit values

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    EVERGREEN VA            ADVANTAGE VT
                                 DIVERSIFIED CAPITAL           OMEGA
                                    BUILDER FUND            GROWTH FUND
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT (B)(C)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $19,145                 $73,787
                                     -----------            ------------
EXPENSES:
 Mortality and Expense Risk
  charges                                 (6,800)               (160,739)
                                     -----------            ------------
  Net investment income (loss)            12,345                 (86,952)
                                     -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (171,895)                204,456
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            202,588               1,010,686
                                     -----------            ------------
  Net gain (loss) on
   investments                            30,693               1,215,142
                                     -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $43,038              $1,128,190
                                     ===========            ============

(a) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(b) Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(c) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD             HARTFORD             HARTFORD
                                       HARTFORD              TOTAL               CAPITAL              DIVIDEND
                                       ADVISERS           RETURN BOND          APPRECIATION          AND GROWTH
                                       HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT (D)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $27,590,741          $50,411,961          $21,134,211          $35,535,239
                                    --------------       --------------       --------------       --------------
EXPENSES:
 Mortality and Expense Risk
  charges                              (28,572,514)         (19,345,763)         (44,949,294)         (28,333,411)
                                    --------------       --------------       --------------       --------------
  Net investment income
   (loss)                                 (981,773)          31,066,198          (23,815,083)           7,201,828
                                    --------------       --------------       --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (51,723,439)          (2,046,570)         (97,151,248)         (12,202,667)
 Net realized gain on
  distributions                                 --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          251,628,336           43,596,957          551,020,710          216,983,295
                                    --------------       --------------       --------------       --------------
  Net gain (loss) on
   investments                         199,904,897           41,550,387          453,869,462          204,780,628
                                    --------------       --------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $198,923,124          $72,616,585         $430,054,379         $211,982,456
                                    ==============       ==============       ==============       ==============


                                      HARTFORD                HARTFORD             HARTFORD
                                  GLOBAL RESEARCH           GLOBAL HEALTH       GLOBAL GROWTH
                                      HLS FUND                HLS FUND             HLS FUND
                                  SUB-ACCOUNT (E)            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $499,082                  $87,301             $464,371
                                    ------------            -------------       --------------
EXPENSES:
 Mortality and Expense Risk
  charges                               (706,788)              (1,190,372)          (3,657,620)
                                    ------------            -------------       --------------
  Net investment income
   (loss)                               (207,706)              (1,103,071)          (3,193,249)
                                    ------------            -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (124,907)                (432,927)         (12,794,382)
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,213,727                5,576,521           43,976,763
                                    ------------            -------------       --------------
  Net gain (loss) on
   investments                         6,088,820                5,143,594           31,182,381
                                    ------------            -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,881,114               $4,040,523          $27,989,132
                                    ============            =============       ==============

(d) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(e)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  HARTFORD
                                 DISCIPLINED               HARTFORD
                                   EQUITY                   GROWTH
                                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (F)
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $3,733,796                 $265,611
                                -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  charges                          (4,956,550)              (2,963,094)
                                -------------            -------------
  Net investment income (loss)     (1,222,754)              (2,697,483)
                                -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (6,403,943)              (5,023,547)
 Net realized gain on
  distributions                            --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      44,001,472               37,460,728
                                -------------            -------------
  Net gain (loss) on
   investments                     37,597,529               32,437,181
                                -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $36,374,775              $29,739,698
                                =============            =============

(f) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                          HARTFORD
                                   GROWTH             HARTFORD            HARTFORD               INTERNATIONAL
                               OPPORTUNITIES         HIGH YIELD             INDEX                OPPORTUNITIES
                                  HLS FUND            HLS FUND            HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (G)(H)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $25,641          $2,046,248          $3,990,663               $10,222,003
                               --------------       -------------       -------------            --------------
EXPENSES:
 Mortality and Expense Risk
  charges                          (2,923,344)         (4,791,766)         (3,497,091)              (11,824,713)
                               --------------       -------------       -------------            --------------
  Net investment income
   (loss)                          (2,897,703)         (2,745,518)            493,572                (1,602,710)
                               --------------       -------------       -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (11,644,972)          8,109,425            (999,266)              (98,079,797)
 Net realized gain on
  distributions                            --                  --                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      40,561,194          35,334,226          30,758,274               190,591,349
                               --------------       -------------       -------------            --------------
  Net gain (loss) on
   investments                     28,916,222          43,443,651          29,759,008                92,511,552
                               --------------       -------------       -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $26,018,519         $40,698,133         $30,252,580               $90,908,842
                               ==============       =============       =============            ==============

                                      HARTFORD
                                    SMALL/MID CAP         HARTFORD                 HARTFORD
                                       EQUITY              MIDCAP                MIDCAP VALUE
                                      HLS FUND            HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (I)       SUB-ACCOUNT            SUB-ACCOUNT (J)
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $418,794            $772,611               $1,676,210
                                    -------------       -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  charges                                (947,028)         (4,477,252)              (4,687,161)
                                    -------------       -------------            -------------
  Net investment income
   (loss)                                (528,234)         (3,704,641)              (3,010,951)
                                    -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (147,123)         13,799,971               (8,010,877)
 Net realized gain on
  distributions                                --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          13,506,966          59,053,531               74,906,832
                                    -------------       -------------            -------------
  Net gain (loss) on
   investments                         13,359,843          72,853,502               66,895,955
                                    -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,831,609         $69,148,861              $63,885,004
                                    =============       =============            =============

(g) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(h) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(i)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(j) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MONEY MARKET             SMALL COMPANY
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                     $ --
                                     -------------            -------------
EXPENSES:
 Mortality and Expense Risk
  charges                               (7,245,013)              (3,242,979)
                                     -------------            -------------
  Net investment income (loss)          (7,245,013)              (3,242,979)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         (1)               2,093,309
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                    1               47,558,869
                                     -------------            -------------
  Net gain (loss) on
   investments                                  --               49,652,178
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(7,245,013)             $46,409,199
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                      HARTFORD             HARTFORD              U.S. GOVERNMENT              HARTFORD
                                   SMALLCAP GROWTH          STOCK                  SECURITIES                  VALUE
                                      HLS FUND             HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT (K)(L)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --          $11,454,839              $20,338,007                $5,614,076
                                    -------------       --------------            -------------            --------------
EXPENSES:
 Mortality and Expense Risk
  charges                              (2,799,252)         (14,864,781)              (7,476,453)               (5,714,013)
                                    -------------       --------------            -------------            --------------
  Net investment income
   (loss)                              (2,799,252)          (3,409,942)              12,861,554                   (99,937)
                                    -------------       --------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (387,828)         (19,142,001)              (2,239,693)              (24,686,890)
 Net realized gain on
  distributions                                --                   --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          55,417,379          153,277,573                  208,661                68,045,587
                                    -------------       --------------            -------------            --------------
  Net gain (loss) on
   investments                         55,029,551          134,135,572               (2,031,032)               43,358,697
                                    -------------       --------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $52,230,299         $130,725,630              $10,830,522               $43,258,760
                                    =============       ==============            =============            ==============


                                       BLACKROCK                BLACKROCK          JENNISON 20/20
                                         GLOBAL                 LARGE CAP               FOCUS              JENNISON
                                OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND         PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT (M)            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $16,111                  $20,735                 $ --                  $29
                                       ----------               ----------            ---------            ---------
EXPENSES:
 Mortality and Expense Risk
  charges                                 (28,720)                 (32,153)              (3,101)              (3,204)
                                       ----------               ----------            ---------            ---------
  Net investment income
   (loss)                                 (12,609)                 (11,418)              (3,101)              (3,175)
                                       ----------               ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    36,503                   23,167               19,085                3,859
 Net realized gain on
  distributions                                --                       --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             134,464                  232,514              (10,008)              15,854
                                       ----------               ----------            ---------            ---------
  Net gain (loss) on
   investments                            170,967                  255,681                9,077               19,713
                                       ----------               ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $158,358                 $244,263               $5,976              $16,538
                                       ==========               ==========            =========            =========

(k) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(l) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(m) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         PRUDENTIAL
                                    PRUDENTIAL             SERIES
                                       VALUE            INTERNATIONAL
                                     PORTFOLIO             GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $535               $1,235
                                     ---------            ---------
EXPENSES:
 Mortality and Expense Risk
  charges                               (2,561)              (2,106)
                                     ---------            ---------
  Net investment income (loss)          (2,026)                (871)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (5,920)              (2,835)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           25,690               16,242
                                     ---------            ---------
  Net gain (loss) on
   investments                          19,770               13,407
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,744              $12,536
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO             WELLS FARGO              WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT             ADVANTAGE VT
                                    INDEX ASSET            TOTAL RETURN              INTRINSIC              INTERNATIONAL
                                  ALLOCATION FUND            BOND FUND              VALUE FUND               EQUITY FUND
                                  SUB-ACCOUNT (N)           SUB-ACCOUNT         SUB-ACCOUNT (O)(P)       SUB-ACCOUNT (Q)(R)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $208,871               $393,091                 $66,755                   $68,822
                                    ------------            -----------             -----------             -------------
EXPENSES:
 Mortality and Expense Risk
  charges                               (209,252)              (201,824)               (133,636)                 (150,701)
                                    ------------            -----------             -----------             -------------
  Net investment income
   (loss)                                   (381)               191,267                 (66,881)                  (81,879)
                                    ------------            -----------             -----------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (138,795)                22,354                  46,882                (2,983,254)
 Net realized gain on
  distributions                               --                316,197                      --                   146,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,365,751                 58,203                 851,038                 3,991,692
                                    ------------            -----------             -----------             -------------
  Net gain (loss) on
   investments                         1,226,956                396,754                 897,920                 1,154,618
                                    ------------            -----------             -----------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,226,575               $588,021                $831,039                $1,072,739
                                    ============            ===========             ===========             =============

                                   WELLS FARGO          WELLS FARGO                                  WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT          WELLS FARGO            ADVANTAGE VT
                                      MONEY              SMALL CAP            ADVANTAGE VT            SMALL CAP
                                   MARKET FUND          GROWTH FUND          DISCOVERY FUND           VALUE FUND
                                 SUB-ACCOUNT (S)      SUB-ACCOUNT (T)         SUB-ACCOUNT         SUB-ACCOUNT (U)(V)
-----------------------------  ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $333                  $ --                  $ --                 $13,998
                                    ---------            ----------            ----------            ------------
EXPENSES:
 Mortality and Expense Risk
  charges                             (29,758)              (56,013)              (10,716)                (67,404)
                                    ---------            ----------            ----------            ------------
  Net investment income
   (loss)                             (29,425)              (56,013)              (10,716)                (53,406)
                                    ---------            ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --               (61,135)                9,909                (571,575)
 Net realized gain on
  distributions                            --                    --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               815,791               210,242               1,199,508
                                    ---------            ----------            ----------            ------------
  Net gain (loss) on
   investments                             --               754,656               220,151                 627,933
                                    ---------            ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(29,425)             $698,643              $209,435                $574,527
                                    =========            ==========            ==========            ============

(n) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(o) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(p) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(q) Formerly Evergreen VA International Equity Fund. Change effective July 16, 2010.

(r) Formerly Wells Fargo VT International Core Fund. Change effective July 16, 2010.

(s) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(t) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(u) Effective July 16, 2010 Evergreen VA Special Values Fund merged with Wells Fargo Advantage VT Small Cap Value Fund.

(v) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        WELLS FARGO
                                   WELLS FARGO          ADVANTAGE VT
                                  ADVANTAGE VT              CORE
                                OPPORTUNITY FUND        EQUITY FUND
                                   SUB-ACCOUNT     SUB-ACCOUNT (R)(W)(X)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,653               $14,557
                                     -------              --------
EXPENSES:
 Mortality and Expense Risk
  charges                             (7,907)              (33,017)
                                     -------              --------
  Net investment income (loss)        (4,254)              (18,460)
                                     -------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (9,610)               20,828
 Net realized gain on
  distributions                           --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        105,944               179,330
                                     -------              --------
  Net gain (loss) on
   investments                        96,334               200,158
                                     -------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $92,080              $181,698
                                     =======              ========

(r)  Funded as of July 16, 2010.

(w) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

(x) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               WELLS FARGO
                                     EVERGREEN VA             ADVANTAGE VT
                                  DIVERSIFIED CAPITAL             OMEGA
                                     BUILDER FUND              GROWTH FUND
                                    SUB-ACCOUNT (A)        SUB-ACCOUNT (B)(C)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $12,345                 $(86,952)
 Net realized gain (loss) on
  security transactions                   (171,895)                 204,456
 Net realized gain on
  distribution                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              202,588                1,010,686
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                43,038                1,128,190
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      --                   29,116
 Net transfers                          (1,123,948)                (321,419)
 Surrenders for benefit
  payments and fees                        (92,456)              (1,612,242)
 Other                                          --                       --
 Net annuity transactions                       --                   (6,446)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,216,404)              (1,910,991)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,173,366)                (782,801)
NET ASSETS:
 Beginning of year                       1,173,366               10,217,886
                                     -------------            -------------
 End of year                                  $ --               $9,435,085
                                     =============            =============

(a) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(b) Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(c) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD               HARTFORD               HARTFORD
                                   HARTFORD                TOTAL                 CAPITAL                DIVIDEND
                                   ADVISERS             RETURN BOND            APPRECIATION            AND GROWTH
                                   HLS FUND               HLS FUND               HLS FUND               HLS FUND
                               SUB-ACCOUNT (D)          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(981,773)           $31,066,198           $(23,815,083)            $7,201,828
 Net realized gain (loss) on
  security transactions             (51,723,439)            (2,046,570)           (97,151,248)           (12,202,667)
 Net realized gain on
  distribution                               --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       251,628,336             43,596,957            551,020,710            216,983,295
                               ----------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        198,923,124             72,616,585            430,054,379            211,982,456
                               ----------------       ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           11,408,175              7,577,218             13,416,650              9,832,848
 Net transfers                      (83,953,854)            88,249,222           (128,196,439)           (43,059,212)
 Surrenders for benefit
  payments and fees                (315,063,910)          (226,350,998)          (435,283,304)          (289,876,805)
 Other                                       18                     54                     88                    365
 Net annuity transactions               879,815                (19,617)              (157,043)               947,301
                               ----------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (386,729,756)          (130,544,121)          (550,220,048)          (322,155,503)
                               ----------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                       (187,806,632)           (57,927,536)          (120,165,669)          (110,173,047)
NET ASSETS:
 Beginning of year                2,218,814,984          1,269,891,804          3,385,936,713          2,117,521,451
                               ----------------       ----------------       ----------------       ----------------
 End of year                     $2,031,008,352         $1,211,964,268         $3,265,771,044         $2,007,348,404
                               ================       ================       ================       ================


                                      HARTFORD             HARTFORD             HARTFORD
                                   GLOBAL RESEARCH      GLOBAL HEALTH        GLOBAL GROWTH
                                      HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT (E)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(207,706)         $(1,103,071)         $(3,193,249)
 Net realized gain (loss) on
  security transactions                  (124,907)            (432,927)         (12,794,382)
 Net realized gain on
  distribution                                 --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,213,727            5,576,521           43,976,763
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,881,114            4,040,523           27,989,132
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                277,347              309,411            1,339,864
 Net transfers                          1,699,823           (4,738,877)          (9,139,585)
 Surrenders for benefit
  payments and fees                    (7,487,022)         (12,510,831)         (34,636,349)
 Other                                         --                   --                   --
 Net annuity transactions                  11,545               43,444             (105,804)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,498,307)         (16,896,853)         (42,541,874)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                              382,807          (12,856,330)         (14,552,742)
NET ASSETS:
 Beginning of year                     48,076,503           88,527,545          270,124,243
                                    -------------       --------------       --------------
 End of year                          $48,459,310          $75,671,215         $255,571,501
                                    =============       ==============       ==============

(d) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(e)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED                 HARTFORD
                                    EQUITY                    GROWTH
                                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT (F)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,222,754)              $(2,697,483)
 Net realized gain (loss) on
  security transactions             (6,403,943)               (5,023,547)
 Net realized gain on
  distribution                              --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       44,001,472                37,460,728
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        36,374,775                29,739,698
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           1,666,034                   900,059
 Net transfers                      (8,668,118)               (5,704,427)
 Surrenders for benefit
  payments and fees                (48,083,144)              (28,992,015)
 Other                                      --                        --
 Net annuity transactions              120,812                   (41,706)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (54,964,416)              (33,838,089)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (18,589,641)               (4,098,391)
NET ASSETS:
 Beginning of year                 343,841,881               204,181,609
                                --------------            --------------
 End of year                      $325,252,240              $200,083,218
                                ==============            ==============

(f) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                            HARTFORD
                                   GROWTH              HARTFORD             HARTFORD                INTERNATIONAL
                               OPPORTUNITIES          HIGH YIELD             INDEX                  OPPORTUNITIES
                                  HLS FUND             HLS FUND             HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (G)(H)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,897,703)         $(2,745,518)            $493,572                $(1,602,710)
 Net realized gain (loss) on
  security transactions           (11,644,972)           8,109,425             (999,266)               (98,079,797)
 Net realized gain on
  distribution                             --                   --                   --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      40,561,194           35,334,226           30,758,274                190,591,349
                               --------------       --------------       --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       26,018,519           40,698,133           30,252,580                 90,908,842
                               --------------       --------------       --------------            ---------------
UNIT TRANSACTIONS:
 Purchases                          1,229,365            1,650,530            1,131,861                  4,708,663
 Net transfers                    (17,695,159)          11,391,992           (8,759,622)               (35,571,862)
 Surrenders for benefit
  payments and fees               (26,548,423)         (57,542,389)         (36,725,999)              (112,396,160)
 Other                                     --                   --                   --                        134
 Net annuity transactions              21,179               (2,735)             117,291                   (121,520)
                               --------------       --------------       --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (42,993,038)         (44,502,602)         (44,236,469)              (143,380,745)
                               --------------       --------------       --------------            ---------------
 Net increase (decrease) in
  net assets                      (16,974,519)          (3,804,469)         (13,983,889)               (52,471,903)
NET ASSETS:
 Beginning of year                207,408,292          319,773,198          267,392,546                860,127,927
                               --------------       --------------       --------------            ---------------
 End of year                     $190,433,773         $315,968,729         $253,408,657               $807,656,024
                               ==============       ==============       ==============            ===============

                                      HARTFORD
                                    SMALL/MID CAP          HARTFORD                  HARTFORD
                                       EQUITY               MIDCAP                 MIDCAP VALUE
                                      HLS FUND             HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (I)       SUB-ACCOUNT             SUB-ACCOUNT (J)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(528,234)         $(3,704,641)              $(3,010,951)
 Net realized gain (loss) on
  security transactions                  (147,123)          13,799,971                (8,010,877)
 Net realized gain on
  distribution                                 --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          13,506,966           59,053,531                74,906,832
                                    -------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           12,831,609           69,148,861                63,885,004
                                    -------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                594,792              974,765                   878,155
 Net transfers                         21,778,134          (20,814,919)                9,255,061
 Surrenders for benefit
  payments and fees                    (9,561,435)         (45,298,544)              (46,337,665)
 Other                                         --                   --                        --
 Net annuity transactions                 (14,201)            (156,801)                   (8,301)
                                    -------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    12,797,290          (65,295,499)              (36,212,750)
                                    -------------       --------------            --------------
 Net increase (decrease) in
  net assets                           25,628,899            3,853,362                27,672,254
NET ASSETS:
 Beginning of year                     49,661,434          360,289,980               310,746,135
                                    -------------       --------------            --------------
 End of year                          $75,290,333         $364,143,342              $338,418,389
                                    =============       ==============            ==============

(g) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(h) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(i)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(j) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  HARTFORD              HARTFORD
                                MONEY MARKET         SMALL COMPANY
                                  HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(7,245,013)          $(3,242,979)
 Net realized gain (loss) on
  security transactions                   (1)            2,093,309
 Net realized gain on
  distribution                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              1            47,558,869
                                ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (7,245,013)           46,409,199
                                ------------          ------------
UNIT TRANSACTIONS:
 Purchases                         5,627,472               707,302
 Net transfers                   119,230,217           (13,525,336)
 Surrenders for benefit
  payments and fees             (287,689,616)          (33,161,100)
 Other                                    --                    --
 Net annuity transactions            141,361               104,469
                                ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (162,690,566)          (45,874,665)
                                ------------          ------------
 Net increase (decrease) in
  net assets                    (169,935,579)              534,534
NET ASSETS:
 Beginning of year               558,280,031           242,852,190
                                ------------          ------------
 End of year                    $388,344,452          $243,386,724
                                ============          ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            HARTFORD
                                  HARTFORD           HARTFORD           U.S. GOVERNMENT           HARTFORD
                              SMALLCAP GROWTH         STOCK                SECURITIES              VALUE
                                  HLS FUND           HLS FUND               HLS FUND              HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (K)(L)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(2,799,252)        $(3,409,942)          $12,861,554              $(99,937)
 Net realized gain (loss)
  on security transactions          (387,828)        (19,142,001)           (2,239,693)          (24,686,890)
 Net realized gain on
  distribution                            --                  --                    --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            55,417,379         153,277,573               208,661            68,045,587
                                ------------      --------------          ------------          ------------
 Net increase (decrease)
  in net assets resulting
  from operations                 52,230,299         130,725,630            10,830,522            43,258,760
                                ------------      --------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                         1,200,364           5,161,283             2,507,444             2,186,268
 Net transfers                      (212,660)        (57,213,711)           10,536,794           (13,136,743)
 Surrenders for benefit
  payments and fees              (24,971,455)       (146,487,420)          (91,371,963)          (60,811,787)
 Other                                    --                 (20)                   --                    --
 Net annuity transactions           (139,621)            285,269               (51,866)               81,933
                                ------------      --------------          ------------          ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions         (24,123,372)       (198,254,599)          (78,379,591)          (71,680,329)
                                ------------      --------------          ------------          ------------
 Net increase (decrease)
  in net assets                   28,106,927         (67,528,969)          (67,549,069)          (28,421,569)
NET ASSETS:
 Beginning of year               171,648,984       1,156,766,761           492,485,440           419,315,926
                                ------------      --------------          ------------          ------------
 End of year                    $199,755,911      $1,089,237,792          $424,936,371          $390,894,357
                                ============      ==============          ============          ============


                                   BLACKROCK              BLACKROCK        JENNISON 20/20
                                     GLOBAL               LARGE CAP            FOCUS            JENNISON
                            OPPORTUNITIES V.I. FUND    GROWTH V.I. FUND      PORTFOLIO         PORTFOLIO
                                SUB-ACCOUNT (M)          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(12,609)              $(11,418)          $(3,101)          $(3,175)
 Net realized gain (loss)
  on security transactions             36,503                 23,167            19,085             3,859
 Net realized gain on
  distribution                             --                     --                --                --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                134,464                232,514           (10,008)           15,854
                                   ----------             ----------          --------          --------
 Net increase (decrease)
  in net assets resulting
  from operations                     158,358                244,263             5,976            16,538
                                   ----------             ----------          --------          --------
UNIT TRANSACTIONS:
 Purchases                              2,223                  2,871                --                --
 Net transfers                        246,433                 (7,549)           (5,527)          (16,424)
 Surrenders for benefit
  payments and fees                  (182,352)              (411,214)          (43,382)           (7,047)
 Other                                     --                     --                --                --
 Net annuity transactions                  --                     --                --                --
                                   ----------             ----------          --------          --------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               66,304               (415,892)          (48,909)          (23,471)
                                   ----------             ----------          --------          --------
 Net increase (decrease)
  in net assets                       224,662               (171,629)          (42,933)           (6,933)
NET ASSETS:
 Beginning of year                  1,733,698              1,981,679           200,322           202,251
                                   ----------             ----------          --------          --------
 End of year                       $1,958,360             $1,810,050          $157,389          $195,318
                                   ==========             ==========          ========          ========

(k) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(l) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(m) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                     PRUDENTIAL              SERIES
                                       VALUE             INTERNATIONAL
                                     PORTFOLIO               GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,026)                $(871)
 Net realized gain (loss) on
  security transactions                  (5,920)               (2,835)
 Net realized gain on
  distribution                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            25,690                16,242
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,744                12,536
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --
 Net transfers                          (18,787)               29,388
 Surrenders for benefit
  payments and fees                     (12,299)              (15,989)
 Other                                       --                    --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (31,086)               13,399
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (13,342)               25,935
NET ASSETS:
 Beginning of year                      184,164               115,667
                                     ----------            ----------
 End of year                           $170,822              $141,602
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO            WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                    INDEX ASSET           TOTAL RETURN             INTRINSIC            INTERNATIONAL
                                  ALLOCATION FUND           BOND FUND             VALUE FUND             EQUITY FUND
                                  SUB-ACCOUNT (N)          SUB-ACCOUNT        SUB-ACCOUNT (O)(P)     SUB-ACCOUNT (Q)(R)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(381)              $191,267               $(66,881)              $(81,879)
 Net realized gain (loss) on
  security transactions                 (138,795)                22,354                 46,882             (2,983,254)
 Net realized gain on
  distribution                                --                316,197                     --                146,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,365,751                 58,203                851,038              3,991,692
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,226,575                588,021                831,039              1,072,739
                                   -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                55,386                  4,338                 12,757                  3,060
 Net transfers                            54,728              1,784,015               (256,001)                49,001
 Surrenders for benefit
  payments and fees                   (2,467,908)            (2,326,201)            (1,254,798)            (1,699,023)
 Other                                        --                     --                     --                     --
 Net annuity transactions                (13,110)                    --                (10,730)                    --
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,370,904)              (537,848)            (1,508,772)            (1,646,962)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,144,329)                50,173               (677,733)              (574,223)
NET ASSETS:
 Beginning of year                    12,666,234             11,132,299              8,254,326              9,390,383
                                   -------------          -------------          -------------          -------------
 End of year                         $11,521,905            $11,182,472             $7,576,593             $8,816,160
                                   =============          =============          =============          =============

                                    WELLS FARGO           WELLS FARGO                               WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT         WELLS FARGO          ADVANTAGE VT
                                       MONEY               SMALL CAP           ADVANTAGE VT          SMALL CAP
                                    MARKET FUND           GROWTH FUND         DISCOVERY FUND         VALUE FUND
                                  SUB-ACCOUNT (S)       SUB-ACCOUNT (T)        SUB-ACCOUNT       SUB-ACCOUNT (U)(V)
-----------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(29,425)             $(56,013)           $(10,716)             $(53,406)
 Net realized gain (loss) on
  security transactions                       --               (61,135)              9,909              (571,575)
 Net realized gain on
  distribution                                --                    --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --               815,791             210,242             1,199,508
                                   -------------          ------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (29,425)              698,643             209,435               574,527
                                   -------------          ------------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                    72                 2,847              33,600                 1,470
 Net transfers                        (4,432,327)             (105,851)            240,200              (265,817)
 Surrenders for benefit
  payments and fees                     (966,038)             (620,894)            (53,407)             (678,703)
 Other                                        --                    --                  --                    --
 Net annuity transactions                     --                  (104)                 --                    --
                                   -------------          ------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (5,398,293)             (724,002)            220,393              (943,050)
                                   -------------          ------------          ----------          ------------
 Net increase (decrease) in
  net assets                          (5,427,718)              (25,359)            429,828              (368,523)
NET ASSETS:
 Beginning of year                     5,427,718             3,281,144             505,686             4,042,491
                                   -------------          ------------          ----------          ------------
 End of year                                $ --            $3,255,785            $935,514            $3,673,968
                                   =============          ============          ==========          ============

(n) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(o) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(p) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(q) Formerly Evergreen VA International Equity Fund. Change effective July 16, 2010.

(r) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(s) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(t) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(u) Effective July 16, 2010 Evergreen VA Special Values Fund merged with Wells Fargo Advantage VT Small Cap Value Fund.

(v) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT
                                    ADVANTAGE VT                CORE
                                  OPPORTUNITY FUND          EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (R)(W)(X)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,254)                $(18,460)
 Net realized gain (loss) on
  security transactions                  (9,610)                  20,828
 Net realized gain on
  distribution                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           105,944                  179,330
                                     ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             92,080                  181,698
                                     ----------             ------------
UNIT TRANSACTIONS:
 Purchases                               35,330                       --
 Net transfers                           21,999                   18,023
 Surrenders for benefit
  payments and fees                     (43,035)                (688,192)
 Other                                       --                       --
 Net annuity transactions                    --                     (646)
                                     ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      14,294                 (670,815)
                                     ----------             ------------
 Net increase (decrease) in
  net assets                            106,374                 (489,117)
NET ASSETS:
 Beginning of year                      413,980                2,216,870
                                     ----------             ------------
 End of year                           $520,354               $1,727,753
                                     ==========             ============

(r)  Funded as of July 16, 2010.

(w) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

(x) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     EVERGREEN VA
                                 DIVERSIFIED CAPITAL        EVERGREEN VA
                                     BUILDER FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $14,079               $(16,137)
 Net realized gain (loss) on
  security transactions                   (58,517)               (65,458)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             373,333                381,523
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              328,895                299,928
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                    693                  9,544
 Net transfers                              3,111               (167,014)
 Surrenders for benefit
  payments and fees                       (88,222)              (158,214)
 Net annuity transactions                      --                    (88)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (84,418)              (315,772)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                              244,477                (15,844)
NET ASSETS:
 Beginning of year                        928,889                944,896
                                     ------------            -----------
 End of year                           $1,173,366               $929,052
                                     ============            ===========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 EVERGREEN VA                                    EVERGREEN VA            EVERGREEN VA
                                INTERNATIONAL            EVERGREEN VA              SPECIAL               FUNDAMENTAL
                                 EQUITY FUND              OMEGA FUND             VALUES FUND            LARGE CAP FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $75,772                 $(3,104)               $(38,070)                $(7,591)
 Net realized gain (loss)
  on security transactions           (115,317)                 18,296                (241,973)                 (1,498)
 Net realized gain on
  distributions                            --                      --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                580,233                 394,390               1,055,677                 473,071
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     540,688                 409,582                 775,634                 463,982
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             14,072                     389                   3,426                   3,426
 Net transfers                       (148,873)                (52,746)                (64,199)                (47,206)
 Surrenders for benefit
  payments and fees                  (624,956)               (173,521)               (419,733)               (186,012)
 Net annuity transactions                  --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (759,757)               (225,878)               (480,506)               (229,792)
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                      (219,069)                183,704                 295,128                 234,190
NET ASSETS:
 Beginning of year                  4,685,031               1,160,213               3,067,187               1,451,921
                                 ------------            ------------            ------------            ------------
 End of year                       $4,465,962              $1,343,917              $3,362,315              $1,686,111
                                 ============            ============            ============            ============

                                                       HARTFORD               HARTFORD
                                HARTFORD                TOTAL                 CAPITAL
                                ADVISERS             RETURN BOND            APPRECIATION
                                HLS FUND               HLS FUND               HLS FUND
                              SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $14,531,979            $27,567,834           $(16,493,135)
 Net realized gain (loss)
  on security transactions      (133,164,777)            (1,173,168)          (254,866,579)
 Net realized gain on
  distributions                           --                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                           600,487,836            121,041,284          1,335,853,567
                            ----------------       ----------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations                481,855,038            147,435,950          1,064,493,853
                            ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                         8,215,911              6,350,003             11,301,652
 Net transfers                  (113,704,846)           137,538,012           (115,612,623)
 Surrenders for benefit
  payments and fees             (260,683,413)          (178,592,744)          (337,091,053)
 Net annuity transactions             96,143                (26,314)              (411,798)
                            ----------------       ----------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (366,076,205)           (34,731,043)          (441,813,822)
                            ----------------       ----------------       ----------------
 Net increase (decrease)
  in net assets                  115,778,833            112,704,907            622,680,031
NET ASSETS:
 Beginning of year             1,962,158,665          1,157,186,897          2,763,256,682
                            ----------------       ----------------       ----------------
 End of year                  $2,077,937,498         $1,269,891,804         $3,385,936,713
                            ================       ================       ================

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    HARTFORD             HARTFORD
                                    DIVIDEND            FUNDAMENTAL
                                   AND GROWTH             GROWTH
                                    HLS FUND             HLS FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $13,975,003           $(355,642)
 Net realized gain (loss) on
  security transactions              (95,212,845)         (2,057,883)
 Net realized gain on
  distributions                               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        476,049,975          14,575,920
                                ----------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         394,812,133          12,162,395
                                ----------------       -------------
UNIT TRANSACTIONS:
 Purchases                             8,687,659             275,484
 Net transfers                       (82,796,243)          3,750,275
 Surrenders for benefit
  payments and fees                 (239,538,094)         (4,065,803)
 Net annuity transactions                (43,167)             (1,912)
                                ----------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (313,689,845)            (41,956)
                                ----------------       -------------
 Net increase (decrease) in
  net assets                          81,122,288          12,120,439
NET ASSETS:
 Beginning of year                 2,036,399,163          32,312,548
                                ----------------       -------------
 End of year                      $2,117,521,451         $44,432,987
                                ================       =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD
                                   GLOBAL             HARTFORD             HARTFORD             HARTFORD
                                  ADVISERS          GLOBAL EQUITY       GLOBAL HEALTH        GLOBAL GROWTH
                                  HLS FUND            HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,847,465)          $(219,464)           $(851,251)         $(2,084,633)
 Net realized gain (loss) on
  security transactions            (5,122,962)         (2,828,850)          (4,598,819)         (26,042,822)
 Net realized gain on
  distributions                            --                  --              114,044                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      31,556,453          16,063,235           20,605,918           98,692,860
                               --------------       -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       24,586,026          13,014,921           15,269,892           70,565,405
                               --------------       -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            575,368              92,134              126,290              992,964
 Net transfers                     (5,120,355)          3,334,335           (9,151,535)         (13,096,174)
 Surrenders for benefit
  payments and fees               (16,497,524)         (4,822,612)         (11,225,271)         (30,213,748)
 Net annuity transactions             (59,913)             (7,377)             (22,613)              45,743
                               --------------       -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (21,102,424)         (1,403,520)         (20,273,129)         (42,271,215)
                               --------------       -------------       --------------       --------------
 Net increase (decrease) in
  net assets                        3,483,602          11,611,401           (5,003,237)          28,294,190
NET ASSETS:
 Beginning of year                137,393,884          36,465,102           93,530,782          241,830,053
                               --------------       -------------       --------------       --------------
 End of year                     $140,877,486         $48,076,503          $88,527,545         $270,124,243
                               ==============       =============       ==============       ==============

                                  HARTFORD                                       HARTFORD
                                DISCIPLINED            HARTFORD                   GROWTH
                                   EQUITY               GROWTH                OPPORTUNITIES
                                  HLS FUND             HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(428,141)         $(1,823,441)              $(2,142,160)
 Net realized gain (loss) on
  security transactions           (19,641,555)         (13,358,701)              (25,768,650)
 Net realized gain on
  distributions                            --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      87,411,342           56,190,082                73,125,875
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       67,341,646           41,007,940                45,215,065
                               --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          1,306,079              908,949                 1,339,655
 Net transfers                    (12,735,108)         (16,881,424)              (12,969,957)
 Surrenders for benefit
  payments and fees               (39,664,800)         (16,947,313)              (19,954,836)
 Net annuity transactions              13,962              (36,762)                  (33,251)
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (51,079,867)         (32,956,550)              (31,618,389)
                               --------------       --------------            --------------
 Net increase (decrease) in
  net assets                       16,261,779            8,051,390                13,596,676
NET ASSETS:
 Beginning of year                327,580,102          151,697,232               193,811,616
                               --------------       --------------            --------------
 End of year                     $343,841,881         $159,748,622              $207,408,292
                               ==============       ==============            ==============

(a) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                  HIGH YIELD             INDEX
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $21,027,452           $1,324,988
 Net realized gain (loss) on
  security transactions              4,628,119           (8,690,314)
 Net realized gain on
  distributions                             --              115,627
 Net unrealized appreciation
  (depreciation) of
  investments during the year       77,767,754           59,835,064
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       103,423,325           52,585,365
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,148,586            1,002,084
 Net transfers                      53,023,814           (8,550,026)
 Surrenders for benefit
  payments and fees                (41,512,996)         (30,350,627)
 Net annuity transactions               17,244             (126,881)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 12,676,648          (38,025,450)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       116,099,973           14,559,915
NET ASSETS:
 Beginning of year                 203,673,225          252,832,631
                                --------------       --------------
 End of year                      $319,773,198         $267,392,546
                                ==============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD             HARTFORD            HARTFORD
                               INTERNATIONAL             INTERNATIONAL       INTERNATIONAL           MIDCAP
                                   GROWTH                SMALL COMPANY       OPPORTUNITIES           GROWTH
                                  HLS FUND                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $158,620                 $129,678           $2,168,680           $(389,080)
 Net realized gain (loss) on
  security transactions           (42,263,261)              (9,127,715)         (29,068,724)            184,986
 Net realized gain on
  distributions                            --                       --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      84,259,576               33,691,753          162,658,909          12,132,619
                               --------------            -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       42,154,935               24,693,716          135,758,865          11,928,525
                               --------------            -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,364,435                  523,039            2,152,951             323,758
 Net transfers                    (19,872,374)               1,831,181           (8,981,889)         27,648,177
 Surrenders for benefit
  payments and fees               (22,215,054)              (9,180,465)         (56,462,074)         (4,521,223)
 Net annuity transactions             (55,601)                 (27,216)             (85,296)             14,023
                               --------------            -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (40,778,594)              (6,853,461)         (63,376,308)         23,464,735
                               --------------            -------------       --------------       -------------
 Net increase (decrease) in
  net assets                        1,376,341               17,840,255           72,382,557          35,393,260
NET ASSETS:
 Beginning of year                200,587,673               80,048,474          487,892,627          14,268,174
                               --------------            -------------       --------------       -------------
 End of year                     $201,964,014              $97,888,729         $560,275,184         $49,661,434
                               ==============            =============       ==============       =============


                                  HARTFORD             HARTFORD             HARTFORD
                                   MIDCAP            MIDCAP VALUE         MONEY MARKET
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,616,902)         $(2,116,884)         $(11,117,821)
 Net realized gain (loss) on
  security transactions            (9,652,693)         (35,489,951)                   --
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      97,962,127          130,354,046                    --
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       85,692,532           92,747,211           (11,117,821)
                               --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            640,065              399,749             6,637,424
 Net transfers                    (31,276,169)         (26,054,338)           36,782,575
 Surrenders for benefit
  payments and fees               (44,745,256)         (32,813,233)         (436,857,024)
 Net annuity transactions             (37,452)             (70,754)               83,882
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (75,418,812)         (58,538,576)         (393,353,143)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets                       10,273,720           34,208,635          (404,470,964)
NET ASSETS:
 Beginning of year                350,016,260          265,577,657           962,750,995
                               --------------       --------------       ---------------
 End of year                     $360,289,980         $299,786,292          $558,280,031
                               ==============       ==============       ===============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD
                                   SMALLCAP VALUE          SMALL COMPANY
                                      HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(43,305)            $(3,090,074)
 Net realized gain (loss) on
  security transactions                  (89,836)             (6,508,340)
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,338,374              63,114,952
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,205,233              53,516,538
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                74,077                 836,807
 Net transfers                         4,480,885             (13,403,826)
 Surrenders for benefit
  payments and fees                   (1,644,802)            (26,820,922)
 Net annuity transactions                     --                  35,549
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,910,160             (39,352,392)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                           5,115,393              14,164,146
NET ASSETS:
 Beginning of year                     5,844,450             228,688,044
                                     -----------            ------------
 End of year                         $10,959,843            $242,852,190
                                     ===========            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               HARTFORD
                                     HARTFORD           HARTFORD           U.S. GOVERNMENT       HARTFORD
                                 SMALLCAP GROWTH         STOCK                SECURITIES          VALUE
                                     HLS FUND           HLS FUND               HLS FUND          HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,386,829)           $911,551           $(8,113,365)         $202,272
 Net realized gain (loss) on
  security transactions             (11,401,161)        (79,611,409)           (4,161,108)       (3,694,930)
 Net realized gain on
  distributions                              --                  --                    --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        58,290,888         424,135,424            20,636,433        25,315,704
                                   ------------      --------------          ------------      ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         44,502,898         345,435,566             8,361,960        21,823,046
                                   ------------      --------------          ------------      ------------
UNIT TRANSACTIONS:
 Purchases                              985,290           4,603,295             2,161,908           512,023
 Net transfers                       (4,990,648)        (79,663,076)              597,929        (7,523,173)
 Surrenders for benefit
  payments and fees                 (17,485,465)       (126,781,672)          (95,157,717)      (14,328,617)
 Net annuity transactions                81,342            (109,267)               60,511           (15,148)
                                   ------------      --------------          ------------      ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (21,409,481)       (201,950,720)          (92,337,369)      (21,354,915)
                                   ------------      --------------          ------------      ------------
 Net increase (decrease) in
  net assets                         23,093,417         143,484,846           (83,975,409)          468,131
NET ASSETS:
 Beginning of year                  148,555,567       1,013,281,915           576,460,849       120,327,904
                                   ------------      --------------          ------------      ------------
 End of year                       $171,648,984      $1,156,766,761          $492,485,440      $120,796,035
                                   ============      ==============          ============      ============

                                 HARTFORD           HARTFORD
                                   VALUE             EQUITY             BLACKROCK
                               OPPORTUNITIES         INCOME               GLOBAL
                                 HLS FUND           HLS FUND         GROWTH V.I. FUND
                                SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(443,483)        $2,506,075             $18,530
 Net realized gain (loss) on
  security transactions         (10,447,596)        (6,812,060)             (3,117)
 Net realized gain on
  distributions                          --            997,785                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    45,311,744         28,081,878             384,654
                               ------------       ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                     34,420,665         24,773,678             400,067
                               ------------       ------------          ----------
UNIT TRANSACTIONS:
 Purchases                          608,841            846,827               1,652
 Net transfers                   (1,037,368)         1,171,812             443,479
 Surrenders for benefit
  payments and fees             (10,741,816)       (20,633,285)           (162,962)
 Net annuity transactions           (22,935)           (21,089)                 --
                               ------------       ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (11,193,278)       (18,635,735)            282,169
                               ------------       ------------          ----------
 Net increase (decrease) in
  net assets                     23,227,387          6,137,943             682,236
NET ASSETS:
 Beginning of year               88,762,854        180,391,707           1,051,462
                               ------------       ------------          ----------
 End of year                   $111,990,241       $186,529,650          $1,733,698
                               ============       ============          ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      BLACKROCK            JENNISON 20/20
                                      LARGE CAP                FOCUS
                                   GROWTH V.I. FUND          PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(28,844)              $(2,471)
 Net realized gain (loss) on
  security transactions                   (19,535)                  (29)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             432,903                62,450
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              384,524                59,950
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                     --                    --
 Net transfers                             93,116                53,008
 Surrenders for benefit
  payments and fees                       (87,451)               (9,358)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         5,665                43,650
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              390,189               103,600
NET ASSETS:
 Beginning of year                      1,591,490                96,722
                                     ------------            ----------
 End of year                           $1,981,679              $200,322
                                     ============            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             PRUDENTIAL             WELLS FARGO
                                                       PRUDENTIAL              SERIES              ADVANTAGE VT
                                  JENNISON               VALUE             INTERNATIONAL               ASSET
                                 PORTFOLIO             PORTFOLIO               GROWTH             ALLOCATION FUND
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(2,423)                 $108                 $(647)                 $36,253
 Net realized gain (loss)
  on security transactions              198                  (552)               (4,468)                (664,104)
 Net realized gain on
  distributions                          --                    --                    --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               60,587                53,053                34,546                2,061,251
                                 ----------            ----------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    58,362                52,609                29,431                1,433,400
                                 ----------            ----------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                               --                    --                    --                   37,764
 Net transfers                        2,335                  (969)               10,388                 (269,555)
 Surrenders for benefit
  payments and fees                  (8,047)               (2,483)               (8,110)              (2,027,335)
 Net annuity transactions                --                    --                    --                  (11,684)
                                 ----------            ----------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (5,712)               (3,452)                2,278               (2,270,810)
                                 ----------            ----------            ----------            -------------
 Net increase (decrease)
  in net assets                      52,650                49,157                31,709                 (837,410)
NET ASSETS:
 Beginning of year                  149,601               135,007                83,958               13,503,644
                                 ----------            ----------            ----------            -------------
 End of year                       $202,251              $184,164              $115,667              $12,666,234
                                 ==========            ==========            ==========            =============

                                  WELLS FARGO             WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT
                                 TOTAL RETURN                EQUITY              C&B LARGE CAP
                                   BOND FUND              INCOME FUND              VALUE FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $335,965                 $17,145                 $(1,119)
 Net realized gain (loss)
  on security transactions             (72,649)               (211,939)                 16,740
 Net realized gain on
  distributions                         49,589                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 860,564               1,029,083                 419,883
                                 -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,173,469                 834,289                 435,504
                                 -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              20,808                   4,309                     756
 Net transfers                        (595,358)                141,066                 (75,015)
 Surrenders for benefit
  payments and fees                 (2,740,601)               (742,546)               (240,119)
 Net annuity transactions                   --                  (9,287)                     --
                                 -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (3,315,151)               (606,458)               (314,378)
                                 -------------            ------------            ------------
 Net increase (decrease)
  in net assets                     (2,141,682)                227,831                 121,126
NET ASSETS:
 Beginning of year                  13,273,981               6,154,689               1,750,680
                                 -------------            ------------            ------------
 End of year                       $11,132,299              $6,382,520              $1,871,806
                                 =============            ============            ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                   LARGE COMPANY          INTERNATIONAL
                                     CORE FUND              CORE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $845                 $63,002
 Net realized gain (loss) on
  security transactions                 (17,231)               (171,226)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           158,717                 604,823
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            142,331                 496,599
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                   8,432
 Net transfers                          (10,203)                223,890
 Surrenders for benefit
  payments and fees                     (50,680)               (650,309)
 Net annuity transactions                  (567)                     --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (61,450)               (417,987)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             80,881                  78,612
NET ASSETS:
 Beginning of year                      449,878               4,845,809
                                     ----------            ------------
 End of year                           $530,759              $4,924,421
                                     ==========            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                    LARGE COMPANY                MONEY                 SMALL CAP
                                     GROWTH FUND              MARKET FUND             GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(111,070)               $(117,495)               $(40,358)
 Net realized gain (loss) on
  security transactions                   (15,730)                      --                  51,426
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,052,029                       --                 949,486
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,925,229                 (117,495)                960,554
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 27,179                      288                  10,905
 Net transfers                            (40,609)               1,032,880                 292,819
 Surrenders for benefit
  payments and fees                    (1,739,766)              (2,724,552)               (735,055)
 Net annuity transactions                  (5,506)                      --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,758,702)              (1,691,384)               (431,331)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            1,166,527               (1,808,879)                529,223
NET ASSETS:
 Beginning of year                      7,707,442                7,236,597               1,822,869
                                    -------------            -------------            ------------
 End of year                           $8,873,969               $5,427,718              $2,352,092
                                    =============            =============            ============

                                                          WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                   ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(7,890)               $(2,414)               $(9,288)
 Net realized gain (loss) on
  security transactions                 13,500               (118,995)                39,105
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          160,643                295,301                194,079
                                    ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           166,253                173,892                223,896
                                    ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 380                    440                    840
 Net transfers                         (21,060)               196,646                555,249
 Surrenders for benefit
  payments and fees                    (30,576)               (56,107)              (576,204)
 Net annuity transactions                   --                     --                     --
                                    ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (51,256)               140,979                (20,115)
                                    ----------            -----------            -----------
 Net increase (decrease) in
  net assets                           114,997                314,871                203,781
NET ASSETS:
 Beginning of year                     390,689                365,305                210,199
                                    ----------            -----------            -----------
 End of year                          $505,686               $680,176               $413,980
                                    ==========            ===========            ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following sub-accounts (collectively, the "Sub-Accounts"): Evergreen VA Diversified Capital Builder Fund*, Wells Fargo Advantage VT Omega Growth Fund (formerly Evergreen VA Omega Fund)(merged with Wells Fargo Advantage VT Large Company Growth Fund), Hartford Advisers HLS Fund (merged with The Hartford Global Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with The Hartford International Growth HLS Fund) (merged with The Hartford International Small Company HLS Fund), Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford Midcap Growth HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund (merged with Hartford SmallCap Value HLS
    Fund), Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value Opportunities HLS Fund) (merged with Hartford Equity Income HLS Fund), BlackRock Global Opportunities V.I. Fund (formerly Black Rock Global Growth V.I. Fund), BlackRock Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Wells Fargo Advantage VT Index Asset Allocation Fund (formerly Wells Fargo Advantage VT Asset Allocation Fund), Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund (formerly Wells Fargo Advantage VT Equity Income Fund) (merged with Wells Fargo Advantage VT C&B Large Cap Value Fund), Wells Fargo Advantage VT International Equity Fund (formerly Evergreen VA International Equity Fund)(formerly Wells Fargo VT International Core Fund), Wells Fargo Advantage VT Money Market Fund*, Wells Fargo Advantage VT Small Cap Growth Fund (merged with Evergreen VA Growth Fund), Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund (merged with Evergreen VA Special Values Fund)(formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund), Wells Fargo Advantage VT Opportunity Fund and, Wells Fargo Advantage VT Core Equity Fund (formerly Evergreen VA Fundamental Large Cap Fund) (merged with Wells Fargo Advantage VT Large Company Core
    Fund). The Sub-Accounts are invested in mutual fund (the "Funds") of the same name.

* These funds were liquidated during 2010, as a result, are not presented in the statements of assets and liabilities.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be

-------------------------------------------------------------------------------

       made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition, and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the range of $25 to $30 may be deducted from the Sub-Account's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are deducted through a surrender of units and included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       c) RIDER CHARGES -- The Company will charge an expense for various rider charges, which are deducted through a surrender of units and included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Evergreen VA Diversified Capital Builder Fund*           $29,019      $1,233,079
Wells Fargo Advantage VT Omega Growth Fund*            7,872,836       9,870,780
Hartford Advisers HLS Fund*                          201,775,202     589,486,646
Hartford Total Return Bond HLS Fund                  191,919,294     291,397,402
Hartford Capital Appreciation HLS Fund               108,290,977     682,325,489
Hartford Dividend and Growth HLS Fund                102,654,922     417,608,624
Hartford Global Research HLS Fund*                    10,307,031      16,013,045
Hartford Global Health HLS Fund                        2,795,842      20,795,765
Hartford Global Growth HLS Fund                       19,649,675      65,384,787
Hartford Disciplined Equity HLS Fund                  25,786,097      81,973,160
Hartford Growth HLS Fund*                             67,627,102     104,162,656
Hartford Growth Opportunities HLS Fund                18,195,628      64,086,341
Hartford High Yield HLS Fund                          72,375,654     119,623,763
Hartford Index HLS Fund                               15,451,807      59,194,702
Hartford International Opportunities HLS Fund*       354,919,090     499,902,550
Hartford Small/Mid Cap Equity HLS Fund*               39,071,653      26,802,596
Hartford MidCap HLS Fund                               1,514,479      70,514,615
Hartford MidCap Value HLS Fund*                       73,281,175     112,504,839
Hartford Money Market HLS Fund                       217,376,519     387,312,306
Hartford Small Company HLS Fund                       17,269,601      66,387,261
Hartford SmallCap Growth HLS Fund                     32,392,519      59,315,151
Hartford Stock HLS Fund                               38,762,600     240,427,105
Hartford U.S. Government Securities HLS Fund          99,852,547     165,370,623
Hartford Value HLS Fund*                             342,734,688     414,514,952
BlackRock Global Opportunities V.I. Fund*                536,469         482,568
BlackRock Large Cap Growth V.I. Fund                     151,143         578,453
Jennison 20/20 Focus Portfolio                            21,096          73,106
Jennison Portfolio                                         2,444          29,090
Prudential Value Portfolio                                 1,252          34,364
Prudential Series International Growth                    30,622          18,094
Wells Fargo Advantage VT Index Asset Allocation
 Fund*                                                 1,341,664       3,712,950
Wells Fargo Advantage VT Total Return Bond Fund        3,521,108       3,552,257
Wells Fargo Advantage VT Intrinsic Value Fund*         2,196,719       3,772,374
Wells Fargo Advantage VT International Equity
 Fund*                                                 9,536,736      11,119,802
Wells Fargo Advantage VT Money Market Fund*              365,757       5,793,473
Wells Fargo Advantage VT Small Cap Growth Fund*        1,229,952       2,009,967
Wells Fargo Advantage VT Discovery Fund                  357,495         147,819
Wells Fargo Advantage VT Small Cap Value Fund*         3,695,163       4,691,620
Wells Fargo Advantage VT Opportunity Fund                119,136         109,096
Wells Fargo Advantage VT Core Equity Fund*               839,617       1,528,893

*   See parenthetical for this Sub-Account in Note 1

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Wells Fargo Advantage VT
 Omega Growth Fund*                1,147,290     10,250,344      (9,103,054)
Hartford Advisers HLS Fund*       94,021,134    293,334,948    (199,313,814)
Hartford Total Return Bond
 HLS Fund                         69,119,101    145,634,376     (76,515,275)
Hartford Capital Appreciation
 HLS Fund                         43,045,562    208,441,915    (165,396,353)
Hartford Dividend and Growth
 HLS Fund                         42,805,108    203,218,664    (160,413,556)
Hartford Global Research HLS
 Fund*                             1,126,909      1,786,843        (659,934)
Hartford Global Health HLS
 Fund                              1,090,599      9,964,069      (8,873,470)
Hartford Global Growth HLS
 Fund                             14,972,160     54,858,240     (39,886,080)
Hartford Disciplined Equity
 HLS Fund                         17,028,775     77,673,909     (60,645,134)
Hartford Growth HLS Fund*         56,282,006     89,420,544     (33,138,538)
Hartford Growth Opportunities
 HLS Fund                         10,779,450     44,227,232     (33,447,782)
Hartford High Yield HLS Fund      40,449,250     72,954,900     (32,505,650)
Hartford Index HLS Fund           11,212,399     33,961,441     (22,749,042)
Hartford International
 Opportunities HLS Fund*         234,525,446    367,708,121    (133,182,675)
Hartford Small/Mid Cap Equity
 HLS Fund*                         4,259,544      2,945,945       1,313,599
Hartford MidCap HLS Fund             371,295     18,793,657     (18,422,362)
Hartford MidCap Value HLS
 Fund*                            33,684,462     51,611,366     (17,926,904)
Hartford Money Market HLS
 Fund                            163,428,206    285,915,741    (122,487,535)
Hartford Small Company HLS
 Fund                             12,163,729     44,674,379     (32,510,650)
Hartford SmallCap Growth HLS
 Fund                             22,670,811     46,723,083     (24,052,272)
Hartford Stock HLS Fund           27,811,756    127,752,469     (99,940,713)
Hartford U.S. Government
 Securities HLS Fund              69,279,634    137,970,790     (68,691,156)
Hartford Value HLS Fund*         278,886,822    324,115,590     (45,228,768)
BlackRock Global
 Opportunities V.I. Fund*            395,986        380,917          15,069
BlackRock Large Cap Growth
 V.I. Fund                           157,382        632,620        (475,238)
Jennison 20/20 Focus
 Portfolio                             1,469         50,887         (49,418)
Jennison Portfolio                       168         30,777         (30,609)
Prudential Value Portfolio               708         29,187         (28,479)
Prudential Series
 International Growth                 31,049         18,226          12,823
Wells Fargo Advantage VT
 Index Asset Allocation
 Fund*                             1,058,944      3,174,846      (2,115,902)
Wells Fargo Advantage VT
 Total Return Bond Fund            2,295,899      2,681,040        (385,141)
Wells Fargo Advantage VT
 Intrinsic Value Fund*             2,028,732      3,470,000      (1,441,268)
Wells Fargo Advantage VT
 International Equity Fund*        6,265,304     11,858,999      (5,593,695)
Wells Fargo Advantage VT
 Small Cap Growth Fund*              342,165      1,617,757      (1,275,592)
Wells Fargo Advantage VT
 Discovery Fund                       27,564         10,297          17,267
Wells Fargo Advantage VT
 Small Cap Value Fund*               465,802      2,657,768      (2,191,966)
Wells Fargo Advantage VT
 Opportunity Fund                     10,150          8,738           1,412
Wells Fargo Advantage VT Core
 Equity Fund*                        442,073      1,461,646      (1,019,573)

*   See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Evergreen VA Diversified
 Capital Builder Fund                137,086        344,045        (206,959)
Evergreen VA Growth Fund              90,975        431,439        (340,464)
Evergreen VA International
 Equity Fund                         411,371      1,302,316        (890,945)
Evergreen VA Omega Fund              251,943        654,467        (402,524)

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Evergreen VA Special Values
 Fund                                561,323        914,760        (353,437)
Evergreen VA Fundamental
 Large Cap Fund                      172,443        371,705        (199,262)
Hartford Advisers HLS Fund        25,787,564    214,737,703    (188,950,139)
Hartford Total Return Bond
 HLS Fund                         99,110,993    124,343,234     (25,232,241)
Hartford Capital Appreciation
 HLS Fund                         53,331,444    211,566,315    (158,234,871)
Hartford Dividend and Growth
 HLS Fund                         40,691,879    222,682,159    (181,990,280)
Hartford Fundamental Growth
 HLS Fund                         14,030,022     14,891,608        (861,586)
Hartford Global Advisers HLS
 Fund                              9,317,394     25,134,685     (15,817,291)
Hartford Global Equity HLS
 Fund                              1,237,229      1,579,295        (342,066)
Hartford Global Health HLS
 Fund                              1,087,115     13,671,873     (12,584,758)
Hartford Global Growth HLS
 Fund                             15,329,546     60,872,727     (45,543,181)
Hartford Disciplined Equity
 HLS Fund                         17,824,050     83,209,824     (65,385,774)
Hartford Growth HLS Fund          10,738,984     46,534,793     (35,795,809)
Hartford Growth Opportunities
 HLS Fund                         18,510,487     47,025,020     (28,514,533)
Hartford High Yield HLS Fund      74,972,982     65,392,154       9,580,828
Hartford Index HLS Fund           13,928,541     34,413,694     (20,485,153)
Hartford International Growth
 HLS Fund                         17,398,659     66,626,823     (49,228,164)
Hartford International Small
 Company HLS Fund                 11,138,645     16,978,424      (5,839,779)
Hartford International
 Opportunities HLS Fund           41,780,752     90,717,393     (48,936,641)
Hartford MidCap Growth HLS
 Fund                              5,469,404      2,039,764       3,429,640
Hartford MidCap HLS Fund             609,226     28,010,712     (27,401,486)
Hartford MidCap Value HLS
 Fund                              4,564,721     58,161,276     (53,596,555)
Hartford Money Market HLS
 Fund                            187,560,586    470,237,053    (282,676,467)
Hartford SmallCap Value HLS
 Fund                              1,416,567      1,046,590         369,977
Hartford Small Company HLS
 Fund                             11,339,652     43,464,097     (32,124,445)
Hartford SmallCap Growth HLS
 Fund                             19,009,032     43,742,495     (24,733,463)
Hartford Stock HLS Fund           25,199,945    151,318,228    (126,118,283)
Hartford U.S. Government
 Securities HLS Fund              80,001,678    163,685,170     (83,683,492)
Hartford Value HLS Fund            9,666,090     32,913,277     (23,247,187)
Hartford Value Opportunities
 HLS Fund                         14,623,862     28,163,914     (13,540,052)
Hartford Equity Income HLS
 Fund                             16,181,580     34,760,430     (18,578,850)
BlackRock Global Growth V.I.
 Fund                                555,711        279,896         275,815
BlackRock Large Cap Growth
 V.I. Fund                           156,840        175,232         (18,392)
Jennison 20/20 Focus
 Portfolio                            46,033          9,273          36,760
Jennison Portfolio                    18,297         43,783         (25,486)
Prudential Value Portfolio                 1          3,373          (3,372)
Prudential Series
 International Growth                 17,954         14,549           3,405
Wells Fargo Advantage VT
 Asset Allocation Fund             1,014,714      3,472,904      (2,458,190)
Wells Fargo Advantage VT
 Total Return Bond Fund            2,537,517      5,126,200      (2,588,683)
Wells Fargo Advantage VT
 Equity Income Fund                  476,959      1,162,607        (685,648)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                 61,584        403,138        (341,554)
Wells Fargo Advantage VT
 Large Company Core Fund              11,221         95,662         (84,441)
Wells Fargo Advantage VT
 International Core Fund             644,109      1,093,845        (449,736)
Wells Fargo Advantage VT
 Large Company Growth Fund         2,297,708      4,411,631      (2,113,923)
Wells Fargo Advantage VT
 Money Market Fund                 3,446,083      5,092,544      (1,646,461)
Wells Fargo Advantage VT
 Small Cap Growth Fund               865,543      1,150,701        (285,158)
Wells Fargo Advantage VT
 Discovery Fund                       44,921         47,857          (2,936)
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund             33,600         24,761           8,839
Wells Fargo Advantage VT
 Opportunity Fund                     98,122         87,812          10,310

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges               24,296    $1.140106          $27,702
    Highest contract charges                 18,438    17.498719          322,635
    Remaining contract charges            2,126,913           --        9,084,748
 2009  Lowest contract charges                6,015     0.963698            5,797
    Highest contract charges                    781    14.954691           11,678
    Remaining contract charges            1,804,117           --        1,326,442
 2008  Lowest contract charges              210,688     0.668769          140,901
    Highest contract charges                  9,211     0.492323            4,535
    Remaining contract charges            1,993,538           --        1,014,777
 2007  Lowest contract charges              191,926     0.931531          178,786
    Highest contract charges                 99,205     0.694724           68,920
    Remaining contract charges            2,439,452           --        1,737,869
 2006  Lowest contract charges              201,336     0.843741          169,875
    Highest contract charges                134,868     0.634304           85,547
    Remaining contract charges            3,005,463           --        1,947,994
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges               58,057     1.241620           72,083
    Highest contract charges                  3,859    14.303752           55,197
    Remaining contract charges          815,201,538           --    2,030,881,072
 2009  Lowest contract charges               58,056     1.111688           64,540
    Highest contract charges                  2,340    13.117789           30,701
    Remaining contract charges          920,351,917           --    2,077,842,257
 2008  Lowest contract charges               58,056     0.856668           49,735
    Highest contract charges                 50,568     0.805751           40,745
    Remaining contract charges        1,109,253,828           --    1,962,068,185
 2007  Lowest contract charges               58,052     1.258189           73,039
    Highest contract charges                 24,166     1.206763           29,162
    Remaining contract charges        1,425,033,888           --    3,719,854,361
 2006  Lowest contract charges               58,051     1.184617           68,768
    Highest contract charges                 14,050     1.053479           14,799
    Remaining contract charges        1,732,946,990           --    4,345,442,792

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges             1.25%           0.84%           18.31%
    Highest contract charges               2.35%           0.84%           17.01%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.23%             --            42.18%
    Highest contract charges               0.48%             --            40.63%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.40%             --           (28.21)%
    Highest contract charges               2.28%             --           (28.85)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.40%           0.54%           10.41%
    Highest contract charges               2.20%           0.55%            9.53%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.40%             --             4.54%
    Highest contract charges               2.20%             --             3.71%
    Remaining contract charges               --              --               --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges             0.40%           1.48%           11.69%
    Highest contract charges               2.55%           1.38%            9.04%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.40%           2.34%           29.77%
    Highest contract charges               0.26%           1.62%           26.69%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.40%           3.19%          (31.91)%
    Highest contract charges               2.36%           2.54%          (33.23)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.40%           2.26%            6.21%
    Highest contract charges               2.30%          18.71%            4.16%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.40%           2.44%           10.26%
    Highest contract charges               2.30%           2.15%            7.92%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest contract charges               12,940    $1.615001          $20,900
    Highest contract charges                 27,673    12.049925          333,459
    Remaining contract charges          557,807,871           --    1,211,609,909
 2009  Lowest contract charges               12,941     1.508171           19,517
    Highest contract charges                  4,938    11.497285           56,776
    Remaining contract charges          634,345,880           --    1,269,815,511
 2008  Lowest contract charges               12,941     1.316589           17,038
    Highest contract charges                 42,968     1.285266           55,225
    Remaining contract charges          659,540,091           --    1,157,114,634
 2007  Lowest contract charges               12,938     1.430981           18,515
    Highest contract charges                290,767     1.427293          415,009
    Remaining contract charges          806,379,278           --    1,535,749,184
 2006  Lowest contract charges               12,938     1.372618           17,759
    Highest contract charges                182,708     1.395328          254,938
    Remaining contract charges          831,226,748           --    1,545,088,723
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges              249,370     1.701179          424,221
    Highest contract charges                 14,678    16.836458          247,132
    Remaining contract charges          816,368,031           --    3,265,099,691
 2009  Lowest contract charges              249,370     1.466084          365,597
    Highest contract charges                  4,241    14.824672           62,864
    Remaining contract charges          981,774,821           --    3,385,508,252
 2008  Lowest contract charges              249,370     1.010492          251,986
    Highest contract charges                 58,278     1.352692           78,832
    Remaining contract charges        1,139,955,655           --    2,762,925,864
 2007  Lowest contract charges              259,386     1.864788          483,696
    Highest contract charges              1,137,656     2.550705        2,901,826
    Remaining contract charges        1,394,715,368           --    6,243,708,798
 2006  Lowest contract charges              260,904     1.602581          418,120
    Highest contract charges              1,225,025     2.234095        2,736,820
    Remaining contract charges        1,684,114,647           --    6,501,139,868

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest contract charges             0.40%           4.26%            7.08%
    Highest contract charges               2.55%           6.42%            4.81%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.40%           3.91%           14.55%
    Highest contract charges               2.51%          16.91%           12.12%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.40%           6.84%           (7.99)%
    Highest contract charges               2.36%           5.36%           (9.77)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.40%           5.31%            4.25%
    Highest contract charges               2.29%           6.00%            2.29%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.40%           5.00%            4.38%
    Highest contract charges               2.30%           4.96%            2.42%
    Remaining contract charges               --              --               --
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges             0.40%           0.78%           16.04%
    Highest contract charges               2.55%           1.33%           13.57%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.40%           0.97%           45.09%
    Highest contract charges               2.54%           4.94%           42.00%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.40%           1.79%          (45.81)%
    Highest contract charges               2.35%           2.23%          (46.86)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.40%           0.12%           16.36%
    Highest contract charges               2.30%           0.12%           14.17%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.40%           1.39%           16.15%
    Highest contract charges               2.30%           1.12%           13.96%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges               25,493    $1.483045          $37,812
    Highest contract charges                  6,034    13.796476           83,242
    Remaining contract charges          871,396,852           --    2,007,227,350
 2009  Lowest contract charges               31,914     1.315286           41,976
    Highest contract charges                 17,143    12.531544          214,833
    Remaining contract charges        1,031,792,878           --    2,117,264,642
 2008  Lowest contract charges               39,811     1.059185           42,167
    Highest contract charges                147,401     1.045601          154,122
    Remaining contract charges        1,213,645,003           --    2,036,202,874
 2007  Lowest contract charges               51,112     1.573866           80,443
    Highest contract charges                 20,475     1.584338           32,439
    Remaining contract charges        1,508,948,034           --    3,776,307,363
 2006  Lowest contract charges               52,868     1.459674           77,170
    Highest contract charges                 58,021     1.298113           75,314
    Remaining contract charges        1,719,432,896           --    4,059,301,116
HARTFORD GLOBAL RESEARCH HLS FUND+
 2010  Lowest contract charges               70,715    10.047042          710,484
    Highest contract charges                  1,570    16.331946           25,647
    Remaining contract charges            4,856,044           --       47,723,179
 2009  Lowest contract charges               68,653     8.729885          599,329
    Highest contract charges                  1,715    14.484824           24,836
    Remaining contract charges            5,517,895           --       47,452,338
 2008  Lowest contract charges               77,555     6.191713          480,198
    Highest contract charges                    666     6.111707            4,070
    Remaining contract charges            5,852,108           --       35,980,834
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges              568,250     2.232856        1,268,817
    Highest contract charges                    368    13.639893            5,017
    Remaining contract charges           35,768,238           --       74,397,381
 2009  Lowest contract charges              726,274     2.101478        1,526,249
    Highest contract charges                    762    13.103619            9,989
    Remaining contract charges           44,483,290           --       86,991,307
 2008  Lowest contract charges              936,629     1.726221        1,616,828
    Highest contract charges                  3,108     1.531774            4,761
    Remaining contract charges           56,855,347           --       91,909,193
 2007  Lowest contract charges            1,295,132     2.337661        3,027,575
    Highest contract charges                 17,094     2.077724           35,518
    Remaining contract charges           77,071,599           --      170,001,153
 2006  Lowest contract charges            1,549,418     2.220498        3,440,481
    Highest contract charges                 13,216     2.008463           26,552
    Remaining contract charges           95,379,134           --      201,371,197

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges             0.40%           1.87%           12.76%
    Highest contract charges               1.83%           2.16%           10.09%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.40%           2.06%           24.18%
    Highest contract charges               2.52%           5.29%           21.23%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.40%           1.94%          (32.70)%
    Highest contract charges               2.35%           2.43%          (34.00)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.40%           1.68%            7.82%
    Highest contract charges               2.30%          14.16%            5.74%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.40%           1.80%           19.88%
    Highest contract charges               2.30%           1.48%           17.33%
    Remaining contract charges               --              --               --
HARTFORD GLOBAL RESEARCH HLS FUND+
 2010  Lowest contract charges             0.80%           1.31%           15.09%
    Highest contract charges               0.53%           0.87%           12.81%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           1.06%           40.99%
    Highest contract charges               2.45%           1.71%           38.29%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.67%           1.74%          (40.99)%
    Highest contract charges               1.92%           2.61%          (41.60)%
    Remaining contract charges               --              --               --
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges             0.80%           0.16%            6.25%
    Highest contract charges               0.51%             --             4.15%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           0.53%           21.74%
    Highest contract charges               2.45%           0.87%           19.39%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           0.39%          (26.16)%
    Highest contract charges               2.31%           1.35%          (27.29)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.80%           0.10%            5.28%
    Highest contract charges               2.29%             --             3.45%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.80%           0.06%           10.30%
    Highest contract charges               2.30%             --             8.39%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges            6,138,098    $1.288989       $7,911,940
    Highest contract charges                  1,271    15.434121           19,619
    Remaining contract charges          185,609,692           --      247,639,942
 2009  Lowest contract charges            7,371,540     1.137274        8,383,461
    Highest contract charges                    204    13.930217            2,847
    Remaining contract charges          224,263,397           --      261,737,935
 2008  Lowest contract charges            9,080,093     0.845182        7,674,331
    Highest contract charges                274,273     0.511208          140,211
    Remaining contract charges          267,823,956           --      234,015,511
 2007  Lowest contract charges           11,047,741     1.792067       19,798,291
    Highest contract charges                 97,467     1.103136          107,519
    Remaining contract charges          332,945,783           --      614,465,493
 2006  Lowest contract charges           13,384,065     1.444593       19,334,527
    Highest contract charges                 51,327     0.904949           46,450
    Remaining contract charges          392,379,420           --      588,535,882
HARTFORD DISCIPLINED EQUITY HLS FUND
 2010  Lowest contract charges               18,953     1.086530           20,592
    Highest contract charges                  3,323    14.193538           47,168
    Remaining contract charges          286,574,202           --      325,184,480
 2009  Lowest contract charges               18,952     0.956529           18,128
    Highest contract charges                    310    12.766684            3,953
    Remaining contract charges          347,222,350           --      343,819,800
 2008  Lowest contract charges               18,952     0.764335           14,486
    Highest contract charges                 10,645     0.801102            8,528
    Remaining contract charges          412,597,789           --      327,557,088
 2007  Lowest contract charges               31,731     1.223354           38,817
    Highest contract charges                125,720     1.310113          164,707
    Remaining contract charges          510,736,836           --      656,548,910
 2006  Lowest contract charges               33,662     1.133664           38,161
    Highest contract charges                158,971     1.237353          196,708
    Remaining contract charges          580,962,093           --      702,171,083
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges            4,041,303     1.439352        5,816,855
    Highest contract charges                  1,445    15.754364           22,769
    Remaining contract charges          145,304,533           --      194,243,594
 2009  Lowest contract charges            4,433,529     1.215481        5,388,870
    Highest contract charges                    126    13.572477            1,709
    Remaining contract charges          135,647,512           --      154,358,043
 2008  Lowest contract charges            5,338,826     0.912708        4,872,789
    Highest contract charges                 82,671     0.814928           67,371
    Remaining contract charges          170,455,479           --      146,757,072
 2007  Lowest contract charges            6,780,686     1.580478       10,716,726
    Highest contract charges                 70,240     1.436132          100,873
    Remaining contract charges          218,432,909           --      328,272,767
 2006  Lowest contract charges            8,521,860     1.364233       11,625,803
    Highest contract charges                154,582     1.275175          197,116
    Remaining contract charges          259,347,290           --      339,544,517

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges             0.80%           0.26%           13.34%
    Highest contract charges               2.02%           0.06%           11.10%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           0.71%           34.56%
    Highest contract charges               2.53%           2.38%           32.23%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           0.63%          (52.84)%
    Highest contract charges               2.31%           0.50%          (53.66)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.80%           0.05%           24.05%
    Highest contract charges               2.29%           0.05%           21.90%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.80%           0.75%           13.24%
    Highest contract charges               2.30%           0.44%           11.27%
    Remaining contract charges               --              --               --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2010  Lowest contract charges             0.40%           1.36%           13.59%
    Highest contract charges               2.55%           7.84%           11.18%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.40%           1.62%           25.15%
    Highest contract charges               2.52%           4.34%           22.48%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.40%           0.84%          (37.52)%
    Highest contract charges               2.35%           1.28%          (38.73)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.40%           1.02%            7.91%
    Highest contract charges               2.30%           0.90%            5.88%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.40%           1.11%           12.00%
    Highest contract charges               2.30%           1.10%            9.89%
    Remaining contract charges               --              --               --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges             0.80%           0.03%           18.42%
    Highest contract charges               2.55%           0.04%           16.08%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           0.46%           33.17%
    Highest contract charges               2.55%           0.25%           30.53%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           0.24%          (42.25)%
    Highest contract charges               2.31%             --           (43.26)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.80%           0.02%           15.85%
    Highest contract charges               2.21%             --            13.84%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.80%           0.05%            3.78%
    Highest contract charges               2.30%           0.05%            2.23%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges          1,354,342     $1.703791        $2,307,512
    Highest contract charges                3,715     15.185606            56,416
    Remaining contract charges        115,917,438            --       188,069,845
 2009  Lowest contract charges          1,518,541      1.460873         2,218,395
    Highest contract charges                  918     13.318747            12,230
    Remaining contract charges        149,203,818            --       205,177,667
 2008  Lowest contract charges          1,781,252      1.136210         2,023,876
    Highest contract charges               44,008      1.028077            45,244
    Remaining contract charges        177,157,385            --       190,113,800
 2007  Lowest contract charges          2,157,650      2.107948         4,548,215
    Highest contract charges               65,181      1.915846           124,876
    Remaining contract charges        223,490,057            --       448,182,685
 2006  Lowest contract charges          2,110,681      1.638923         3,459,244
    Highest contract charges               29,546      1.515854            44,787
    Remaining contract charges        216,039,243            --       339,831,586
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges          3,658,399      1.820406         6,659,766
    Highest contract charges                2,311     17.155398            39,643
    Remaining contract charges        176,035,505            --       309,269,320
 2009  Lowest contract charges          4,019,476      1.579879         6,350,285
    Highest contract charges                8,696     15.188959           132,084
    Remaining contract charges        208,173,693            --       313,290,829
 2008  Lowest contract charges          4,425,078      1.058467         4,683,799
    Highest contract charges                   79      0.979206                77
    Remaining contract charges        198,195,880            --       198,989,349
 2007  Lowest contract charges          5,661,411      1.427054         8,079,140
    Highest contract charges              106,092      1.256502           133,304
    Remaining contract charges        249,715,957            --       340,595,997
 2006  Lowest contract charges          6,621,944      1.399506         9,267,451
    Highest contract charges               17,010      1.253995            21,327
    Remaining contract charges        296,026,871            --       398,562,949

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2010  Lowest contract charges         0.80%           0.01%           16.63%
    Highest contract charges           1.66%           0.01%           14.33%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.80%           0.51%           28.57%
    Highest contract charges           2.53%           1.21%           26.34%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.80%           0.34%          (46.10)%
    Highest contract charges           2.36%           0.35%          (46.93)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           0.15%           28.62%
    Highest contract charges           2.29%           0.03%           26.39%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%           0.78%           11.16%
    Highest contract charges           2.30%           0.46%            9.25%
    Remaining contract charges           --              --               --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges         0.80%           0.67%           15.22%
    Highest contract charges           1.67%           0.74%           12.95%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.80%           8.83%           49.26%
    Highest contract charges           2.53%          23.79%           46.31%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.80%           9.04%          (25.83)%
    Highest contract charges           2.82%          16.93%          (26.97)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.80%           7.04%            1.97%
    Highest contract charges           2.26%          21.69%            0.20%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.80%          14.58%           10.28%
    Highest contract charges           2.29%          15.94%            8.37%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges          1,153,657     $1.054240        $1,216,231
    Highest contract charges                6,503     13.918374            90,509
    Remaining contract charges        114,268,023            --       252,101,917
 2009  Lowest contract charges              7,451      0.973165             7,251
    Highest contract charges                  883     12.511090            11,043
    Remaining contract charges        138,168,891            --       267,374,252
 2008  Lowest contract charges             16,620      0.774539            12,873
    Highest contract charges              152,827      0.595405            90,994
    Remaining contract charges        158,492,931            --       252,728,764
 2007  Lowest contract charges             16,621      1.236554            20,552
    Highest contract charges              156,227      0.971269           151,738
    Remaining contract charges        209,642,919            --       527,201,183
 2006  Lowest contract charges             16,620      1.180119            19,614
    Highest contract charges               71,204      1.125560            80,139
    Remaining contract charges        265,000,083            --       639,089,139
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges          6,762,539      1.532096        10,360,863
    Highest contract charges                5,638     15.448155            87,095
    Remaining contract charges        448,898,720            --       797,208,066
 2009  Lowest contract charges          3,829,129      1.348969         5,165,376
    Highest contract charges                8,504     13.876207           118,004
    Remaining contract charges        341,592,239            --       554,991,804
 2008  Lowest contract charges          4,622,918      1.018898         4,710,282
    Highest contract charges              269,225      0.976544           262,910
    Remaining contract charges        389,474,370            --       482,919,435
 2007  Lowest contract charges              4,418      1.992965             8,805
    Highest contract charges               90,760      1.734709           157,442
    Remaining contract charges        478,446,071            --     1,034,622,652
 2006  Lowest contract charges              5,106      1.570299             8,019
    Highest contract charges                4,175      1.396518             5,829
    Remaining contract charges        552,155,183            --       950,929,208
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges             76,078     10.571584           804,284
    Highest contract charges                2,456     18.227253            44,765
    Remaining contract charges          7,113,793            --        74,441,284
 2009  Lowest contract charges             74,628      8.468816           632,011
    Highest contract charges                  375     14.859149             5,575
    Remaining contract charges          5,803,725            --        49,023,848
 2008  Lowest contract charges              8,081      5.773248            46,653
    Highest contract charges                8,758      5.882328            51,515
    Remaining contract charges          2,432,249            --        14,170,006

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges         0.80%           1.61%           13.82%
    Highest contract charges           0.43%           0.99%           11.57%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.40%           1.24%           25.64%
    Highest contract charges           2.50%           4.68%           22.97%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.40%           2.22%          (37.36)%
    Highest contract charges           2.31%           1.91%          (38.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           1.68%            4.78%
    Highest contract charges           2.27%           7.94%            2.55%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           1.76%           15.00%
    Highest contract charges           2.31%           1.35%           12.83%
    Remaining contract charges           --              --               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges         0.80%           1.40%           13.58%
    Highest contract charges           2.02%           1.17%           11.33%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.80%           1.92%           32.40%
    Highest contract charges           2.53%           3.66%           29.78%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.80%           1.98%          (42.71)%
    Highest contract charges           2.31%           1.46%          (43.71)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.40%           1.13%           26.92%
    Highest contract charges           2.28%           1.96%           24.22%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.40%           2.70%           23.96%
    Highest contract charges           3.42%             --            21.33%
    Remaining contract charges           --              --               --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges         0.80%           0.75%           24.83%
    Highest contract charges           2.55%           2.20%           22.67%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.79%           0.54%           46.69%
    Highest contract charges           2.50%           0.69%           44.15%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.67%           0.80%          (43.73)%
    Highest contract charges           1.69%           1.01%          (44.35)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges            2,059,144    $3.095326       $6,373,712
    Highest contract charges                    220    16.063497            3,540
    Remaining contract charges           87,430,036           --      357,766,090
 2009  Lowest contract charges            2,510,662     2.527544        6,345,808
    Highest contract charges                 12,853     1.382913           17,774
    Remaining contract charges          105,388,247           --      353,926,398
 2008  Lowest contract charges            3,224,968     1.945557        6,274,360
    Highest contract charges                 13,388     1.083371           14,504
    Remaining contract charges          132,074,892           --      343,727,396
 2007  Lowest contract charges            4,108,261     3.032307       12,457,510
    Highest contract charges                 10,099     1.718555           17,355
    Remaining contract charges          171,968,311           --      695,560,092
 2006  Lowest contract charges            5,023,966     2.651064       13,318,856
    Highest contract charges                 10,177     1.529019           15,562
    Remaining contract charges          218,963,709           --      778,396,300
HARTFORD MIDCAP VALUE HLS FUND+
 2010  Lowest contract charges            6,800,448     1.908941       12,981,655
    Highest contract charges                  4,610    18.703612           86,229
    Remaining contract charges          183,977,698           --      325,350,505
 2009  Lowest contract charges            7,998,834     1.543501       12,346,209
    Highest contract charges                  7,215    15.428257          111,313
    Remaining contract charges          199,565,534           --      287,328,770
 2008  Lowest contract charges            9,728,266     1.079084       10,497,616
    Highest contract charges                 18,153     0.966157           17,538
    Remaining contract charges          251,421,719           --      255,062,503
 2007  Lowest contract charges                5,337     1.868477            9,971
    Highest contract charges                246,738     1.633867          403,137
    Remaining contract charges          348,006,995           --      601,227,302
 2006  Lowest contract charges                7,890     1.836864           14,494
    Highest contract charges                 21,908     1.641155           35,958
    Remaining contract charges          426,450,146           --      732,768,892
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges                  516     1.169987              603
    Highest contract charges                 44,316     9.496584          420,849
    Remaining contract charges          278,333,549           --      387,923,000
 2009  Lowest contract charges                  516     1.174714              606
    Highest contract charges                 22,014     9.731684          214,228
    Remaining contract charges          394,087,087           --      558,065,197
 2008  Lowest contract charges               55,393     1.178703           65,292
    Highest contract charges                267,957     1.092237          292,672
    Remaining contract charges          676,462,734           --      962,393,031
 2007  Lowest contract charges               95,842     1.158680          111,059
    Highest contract charges                     32     1.094892               35
    Remaining contract charges          405,232,866           --      586,603,134
 2006  Lowest contract charges              177,253     1.108511          196,487
    Highest contract charges                 23,778     0.985873           23,453
    Remaining contract charges          327,961,526           --      467,011,109

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges             0.80%           0.24%           22.46%
    Highest contract charges               1.67%           0.06%           20.05%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           0.52%           29.91%
    Highest contract charges               2.30%           0.31%           27.65%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           0.48%          (35.84)%
    Highest contract charges               2.31%           0.25%          (36.96)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.80%           0.45%           14.38%
    Highest contract charges               2.29%           0.23%           12.40%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.80%           1.04%           10.85%
    Highest contract charges               2.31%           0.35%            8.93%
    Remaining contract charges               --              --               --
HARTFORD MIDCAP VALUE HLS FUND+
 2010  Lowest contract charges             0.80%           0.59%           23.68%
    Highest contract charges               2.55%           0.34%           21.23%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           0.79%           43.04%
    Highest contract charges               2.52%           1.55%           40.21%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           0.68%          (40.69)%
    Highest contract charges               2.34%           1.50%          (41.60)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.40%           0.45%            1.72%
    Highest contract charges               2.27%           0.94%           (0.44)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.40%           0.93%           17.41%
    Highest contract charges               2.31%           0.56%           14.91%
    Remaining contract charges               --              --               --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges             0.52%             --            (0.40)%
    Highest contract charges               2.50%             --            (2.47)%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.41%           0.06%           (0.34)%
    Highest contract charges               2.53%             --            (2.47)%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.40%           2.18%            1.73%
    Highest contract charges               2.35%           1.71%           (0.24)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.40%           4.83%            4.53%
    Highest contract charges               1.48%           2.22%            2.51%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.39%           4.64%            4.29%
    Highest contract charges               2.30%           4.35%            2.07%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges            1,377,961    $1.699259       $2,341,513
    Highest contract charges                    956    15.867552           15,170
    Remaining contract charges          131,204,750           --      241,030,041
 2009  Lowest contract charges            1,698,875     1.379913        2,344,300
    Highest contract charges                    390    13.144013            5,124
    Remaining contract charges          163,395,052           --      240,502,766
 2008  Lowest contract charges            1,893,580     1.075882        2,037,269
    Highest contract charges                  8,379     1.110817            9,308
    Remaining contract charges          195,316,803           --      226,641,467
 2007  Lowest contract charges                2,903     1.786056            5,184
    Highest contract charges                  3,953     1.554260            6,145
    Remaining contract charges          256,496,546           --      499,945,750
 2006  Lowest contract charges                4,679     1.569870            7,345
    Highest contract charges                  4,049     1.395829            5,655
    Remaining contract charges          314,987,152           --      545,367,296
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges              745,180     1.602359        1,194,041
    Highest contract charges                  2,617    18.602861           48,684
    Remaining contract charges          129,155,998           --      198,513,186
 2009  Lowest contract charges              717,559     1.182808          848,734
    Highest contract charges                    400    14.048026            5,613
    Remaining contract charges          153,238,108           --      170,794,637
 2008  Lowest contract charges              809,257     0.880647          712,669
    Highest contract charges                     14     0.796781               11
    Remaining contract charges          177,880,259           --      147,842,887
 2007  Lowest contract charges                2,390     1.451170            3,469
    Highest contract charges                119,642     1.294836          154,916
    Remaining contract charges          219,178,458           --      295,811,183
 2006  Lowest contract charges                4,285     1.484315            6,361
    Highest contract charges                 26,523     1.353222           35,892
    Remaining contract charges          258,815,780           --      361,695,744
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges           16,175,249     1.042582       16,864,025
    Highest contract charges                  4,440    15.949830           70,821
    Remaining contract charges          469,545,860           --    1,072,302,946
 2009  Lowest contract charges           19,640,929     0.915464       17,980,563
    Highest contract charges                    403    14.252063            5,747
    Remaining contract charges          566,024,930           --    1,138,780,451
 2008  Lowest contract charges           24,793,177     0.652001       16,165,176
    Highest contract charges                 35,228     0.620564           21,861
    Remaining contract charges          686,956,140           --      997,094,878
 2007  Lowest contract charges           30,831,214     1.155697       35,631,544
    Highest contract charges                104,233     1.119452          116,683
    Remaining contract charges          848,396,388           --    2,221,705,209
 2006  Lowest contract charges           38,197,314     1.100045       42,018,765
    Highest contract charges                160,483     1.081649          173,584
    Remaining contract charges        1,024,827,494           --    2,633,272,546

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges             0.80%             --            23.14%
    Highest contract charges               1.67%             --            20.72%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           0.01%           28.26%
    Highest contract charges               2.53%             --            25.76%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           0.10%          (41.08)%
    Highest contract charges               2.27%           0.55%          (41.99)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.40%           0.18%           13.77%
    Highest contract charges               2.29%             --            11.35%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.40%           0.19%           13.97%
    Highest contract charges               2.30%           0.10%           11.54%
    Remaining contract charges               --              --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges             0.80%             --            35.47%
    Highest contract charges               1.52%             --            32.78%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           0.09%           34.31%
    Highest contract charges               2.52%             --            31.98%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           0.43%          (37.92)%
    Highest contract charges                 --            0.65%          (38.88)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.40%           0.20%           (2.23)%
    Highest contract charges               2.28%           0.06%           (4.32)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.43%           0.12%            6.43%
    Highest contract charges               2.30%           0.13%            4.17%
    Remaining contract charges               --              --               --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges             0.80%           1.11%           13.89%
    Highest contract charges               2.55%           7.63%           11.91%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           1.52%           40.41%
    Highest contract charges               2.52%           4.66%           37.97%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           1.92%          (43.58)%
    Highest contract charges               2.34%           3.85%          (44.45)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.80%           0.95%            5.06%
    Highest contract charges               2.30%           0.84%            3.50%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.80%           1.28%           13.74%
    Highest contract charges               2.31%           1.26%           12.05%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest contract charges            3,493,084    $1.236288       $4,318,458
    Highest contract charges                  9,650    10.168674           98,123
    Remaining contract charges          365,755,635           --      420,519,791
 2009  Lowest contract charges            4,574,150     1.200679        5,492,086
    Highest contract charges                  2,163    10.075279           21,790
    Remaining contract charges          433,373,211           --      486,971,564
 2008  Lowest contract charges            5,725,215     1.170754        6,702,818
    Highest contract charges                 57,034     1.059325           60,418
    Remaining contract charges          515,850,767           --      569,697,613
 2007  Lowest contract charges            2,775,107     1.187797        3,296,264
    Highest contract charges                 66,172     1.079606           71,440
    Remaining contract charges          389,304,635           --      438,325,433
 2006  Lowest contract charges               15,382     1.168739           17,978
    Highest contract charges                  8,834     1.061041            9,374
    Remaining contract charges          382,046,433           --      419,522,426
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges           12,365,859     1.388620       17,171,481
    Highest contract charges                  5,385    13.894587           74,819
    Remaining contract charges          289,179,336           --      373,648,057
 2009  Lowest contract charges            2,100,592     1.220702        2,564,197
    Highest contract charges                  1,228    12.460928           15,297
    Remaining contract charges          104,129,622           --      118,216,541
 2008  Lowest contract charges            2,512,746     0.989391        2,486,088
    Highest contract charges                190,277     0.873075          166,126
    Remaining contract charges          126,775,606           --      117,675,690
 2007  Lowest contract charges            3,069,643     1.511924        4,641,069
    Highest contract charges                118,757     1.357794          161,247
    Remaining contract charges          164,373,632           --      235,021,832
 2006  Lowest contract charges            3,662,763     1.398501        5,122,378
    Highest contract charges                 56,509     1.278119           72,222
    Remaining contract charges          195,142,142           --      260,179,394

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest contract charges             0.80%           4.40%            2.97%
    Highest contract charges               2.55%           4.99%            0.93%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           0.03%            2.56%
    Highest contract charges               0.26%             --             0.53%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           9.11%           (1.44)%
    Highest contract charges               2.33%          11.31%           (2.95)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.80%           4.02%            3.55%
    Highest contract charges               2.26%           2.23%            1.75%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.41%           3.47%            3.60%
    Highest contract charges               2.51%             --             1.40%
    Remaining contract charges               --              --               --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges             0.80%           1.41%           13.76%
    Highest contract charges               2.55%           1.19%           11.51%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             0.80%           1.83%           23.38%
    Highest contract charges               2.54%           1.84%           20.94%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             0.80%           1.72%          (34.56)%
    Highest contract charges               2.30%           1.86%          (35.70)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             0.80%           1.18%            8.11%
    Highest contract charges               2.29%           1.47%            6.23%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             0.80%           1.27%           20.85%
    Highest contract charges               2.30%           1.48%           18.76%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES V.I.
 FUND+
 2010  Lowest contract charges              433,833    $1.241823         $538,743
    Highest contract charges                  2,452    15.113785           37,053
    Remaining contract charges            1,083,737           --        1,382,564
 2009  Lowest contract charges              350,863     1.065583          373,874
    Highest contract charges                  1,839    13.933760           25,622
    Remaining contract charges            1,152,251           --        1,334,202
 2008  Lowest contract charges              302,017     0.843869          254,863
    Highest contract charges                 15,480     1.013033           15,681
    Remaining contract charges              911,641           --          780,918
 2007  Lowest contract charges              506,544     1.580315          800,498
    Highest contract charges                 16,138     1.914315           30,893
    Remaining contract charges            1,003,904           --        1,639,117
 2006  Lowest contract charges              565,434     1.169006          660,995
    Highest contract charges                 15,238     1.428852           21,773
    Remaining contract charges            1,013,128           --        1,223,465
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2010  Lowest contract charges              210,474     0.907311          190,966
    Highest contract charges                  1,754    14.641059           25,687
    Remaining contract charges            1,670,189           --        1,593,396
 2009  Lowest contract charges              494,638     0.791532          391,522
    Highest contract charges                  2,025    12.894502           26,110
    Remaining contract charges            1,860,992           --        1,564,047
 2008  Lowest contract charges              518,493     0.635208          329,351
    Highest contract charges                236,739     0.731416          173,155
    Remaining contract charges            1,620,815           --        1,088,984
 2007  Lowest contract charges              754,871     1.084639          818,762
    Highest contract charges                242,990     1.260229          306,223
    Remaining contract charges            2,113,306           --        2,406,974
 2006  Lowest contract charges              902,791     1.013309          914,806
    Highest contract charges                238,989     1.187980          283,913
    Remaining contract charges            2,412,238           --        2,588,383

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES V.I.
 FUND+
 2010  Lowest contract charges             1.25%           2.86%            9.85%
    Highest contract charges               0.46%           0.80%            8.65%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.25%           0.16%           31.06%
    Highest contract charges               0.18%             --            29.82%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.26%           0.28%          (46.60)%
    Highest contract charges               2.16%           0.36%          (47.08)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.25%           0.98%           35.19%
    Highest contract charges               2.14%           1.15%           33.98%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.25%           0.97%           20.50%
    Highest contract charges               2.14%           0.88%           19.42%
    Remaining contract charges               --              --               --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2010  Lowest contract charges             1.25%           1.08%           14.05%
    Highest contract charges               2.20%           1.11%           12.98%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.25%           0.01%           24.61%
    Highest contract charges               0.18%             --            23.43%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.25%           0.37%          (41.44)%
    Highest contract charges               2.16%           0.45%          (41.96)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.25%           0.26%            7.04%
    Highest contract charges               2.14%           0.30%            6.08%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.25%           0.27%            5.88%
    Highest contract charges               2.15%           0.29%            4.93%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges                3,393    $1.475411           $5,007
    Highest contract charges                  9,696     1.413023           13,701
    Remaining contract charges               81,785           --          138,681
 2009  Lowest contract charges                4,794     1.416481            6,790
    Highest contract charges                 10,211     1.346740           13,752
    Remaining contract charges              129,287           --          179,780
 2008  Lowest contract charges               19,380     0.917307           17,777
    Highest contract charges                 10,850     0.875488            9,499
    Remaining contract charges               77,302           --           69,446
 2007  Lowest contract charges                4,895     1.528653            7,483
    Highest contract charges                  9,953     1.478315           14,713
    Remaining contract charges              144,856           --          233,180
 2006  Lowest contract charges               21,246     1.408453           29,924
    Highest contract charges                  2,907     1.373692            3,992
    Remaining contract charges              174,111           --          244,793
JENNISON PORTFOLIO
 2010  Lowest contract charges              118,862     0.687659           81,736
    Highest contract charges                 13,478     0.906208           12,214
    Remaining contract charges              105,522           --          101,369
 2009  Lowest contract charges              121,143     0.626026           75,839
    Highest contract charges                 14,436     0.832038           12,011
    Remaining contract charges              132,892           --          114,401
 2008  Lowest contract charges              121,150     0.445455           53,967
    Highest contract charges                 14,254     0.604575            8,618
    Remaining contract charges              158,553           --           87,016
 2007  Lowest contract charges              135,145     0.723789           97,816
    Highest contract charges                 14,254     0.989238           14,101
    Remaining contract charges              176,832           --          160,341
 2006  Lowest contract charges              152,722     0.658283          100,534
    Highest contract charges                 24,728     0.906033           22,405
    Remaining contract charges              294,083           --          270,061
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges               93,864     1.246891          117,038
    Highest contract charges                  4,646     1.193215            5,543
    Remaining contract charges               40,020           --           48,241
 2009  Lowest contract charges               93,864     1.115738          104,727
    Highest contract charges                  8,656     1.073058            9,288
    Remaining contract charges               64,489           --           70,149
 2008  Lowest contract charges               96,119     0.800636           76,956
    Highest contract charges                  9,345     0.773874            7,232
    Remaining contract charges               64,917           --           50,819
 2007  Lowest contract charges              105,882     1.414156          149,734
    Highest contract charges                  7,533     1.373749           10,348
    Remaining contract charges               70,141           --           97,243
 2006  Lowest contract charges              126,698     1.395399          176,794
    Highest contract charges                  7,339     1.362323            9,999
    Remaining contract charges              325,720           --          446,895

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges             1.60%             --             5.66%
    Highest contract charges               2.30%             --             4.92%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.43%             --            55.14%
    Highest contract charges               2.30%             --            53.83%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.66%             --           (40.39)%
    Highest contract charges               2.30%             --           (40.78)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.45%           0.06%            8.53%
    Highest contract charges               2.28%           0.14%            7.62%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.45%             --            11.97%
    Highest contract charges               2.28%             --            11.03%
    Remaining contract charges               --              --               --
JENNISON PORTFOLIO
 2010  Lowest contract charges             1.45%           0.02%            9.85%
    Highest contract charges               2.30%           0.02%            8.91%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.45%           0.28%           40.54%
    Highest contract charges               2.29%           0.32%           39.35%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.46%           0.07%          (38.46)%
    Highest contract charges               2.16%           0.07%          (38.89)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.45%             --             9.95%
    Highest contract charges               2.15%             --             9.18%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.45%             --            (0.09)%
    Highest contract charges               2.15%             --            (0.79)%
    Remaining contract charges               --              --               --
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges             1.45%           0.33%           11.76%
    Highest contract charges               1.95%           0.40%           11.20%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.45%           1.66%           39.36%
    Highest contract charges               1.95%           1.64%           38.66%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.46%           1.38%          (43.38)%
    Highest contract charges               1.95%           1.34%          (43.67)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.45%           0.91%            1.34%
    Highest contract charges               1.94%           1.05%            0.84%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.45%           1.03%           17.71%
    Highest contract charges               1.95%           0.99%           17.12%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL
 GROWTH
 2010  Lowest contract charges                6,111    $1.033167           $6,314
    Highest contract charges                 14,856     0.955296           14,192
    Remaining contract charges              121,879           --          121,096
 2009  Lowest contract charges                6,111     0.921053            5,629
    Highest contract charges                 14,856     0.858899           12,760
    Remaining contract charges              109,056           --           97,278
 2008  Lowest contract charges                6,111     0.684921            4,186
    Highest contract charges                 14,856     0.644154            9,570
    Remaining contract charges              105,651           --           70,202
 2007  Lowest contract charges                1,069     1.403518            1,500
    Highest contract charges                 11,332     1.331283           15,086
    Remaining contract charges              143,653           --          197,002
 2006  Lowest contract charges                  862     1.195379            1,030
    Highest contract charges                  7,531     1.143533            8,612
    Remaining contract charges              223,328           --          261,864
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND+
 2010  Lowest contract charges               93,548     1.269817          118,787
    Highest contract charges                  2,785    12.957098           36,080
    Remaining contract charges            9,458,277           --       11,367,038
 2009  Lowest contract charges               94,970     1.133830          107,680
    Highest contract charges                  2,482    11.732553           29,123
    Remaining contract charges           11,573,060           --       12,529,431
 2008  Lowest contract charges              114,342     0.993419          113,590
    Highest contract charges                  8,412     0.921613            7,752
    Remaining contract charges           14,005,948           --       13,382,302
 2007  Lowest contract charges              114,465     1.417654          162,272
    Highest contract charges                  8,412     1.330421           11,191
    Remaining contract charges           20,778,072           --       28,481,696
 2006  Lowest contract charges              107,619     1.332802          143,435
    Highest contract charges                  8,411     1.265254           10,643
    Remaining contract charges           28,001,892           --       36,278,980

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL
 GROWTH
 2010  Lowest contract charges             1.45%           1.18%           12.17%
    Highest contract charges               2.30%           1.18%           11.22%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.45%           1.84%           34.48%
    Highest contract charges               2.30%           1.29%           33.34%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.44%           1.50%          (51.20)%
    Highest contract charges               2.30%           1.39%          (51.61)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.44%           0.41%           17.41%
    Highest contract charges               2.29%           0.39%           16.42%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.46%           1.31%           18.75%
    Highest contract charges               2.28%           1.63%           17.75%
    Remaining contract charges               --              --               --
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND+
 2010  Lowest contract charges             1.15%           1.79%           11.99%
    Highest contract charges               2.55%           1.80%           10.44%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.15%           2.03%           14.13%
    Highest contract charges               0.26%           0.43%           12.55%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.15%           2.47%          (29.93)%
    Highest contract charges               2.30%           2.46%          (30.73)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.15%           2.26%            6.37%
    Highest contract charges               2.29%           2.25%            5.15%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.15%           2.34%           10.86%
    Highest contract charges               2.30%           2.32%            9.59%
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges              411,398    $1.491631         $613,653
    Highest contract charges                171,426     1.361814          233,451
    Remaining contract charges            7,310,826           --       10,335,368
 2009  Lowest contract charges              102,369     1.409455          144,284
    Highest contract charges                163,334     1.300371          212,395
    Remaining contract charges            8,013,088           --       10,775,620
 2008  Lowest contract charges              139,476     1.272794          177,524
    Highest contract charges                199,580     1.186670          236,836
    Remaining contract charges           10,528,418           --       12,859,621
 2007  Lowest contract charges              207,899     1.257584          261,450
    Highest contract charges                296,802     1.184871          351,672
    Remaining contract charges           14,987,120           --       18,207,295
 2006  Lowest contract charges              273,838     1.197937          328,040
    Highest contract charges                285,201     1.140587          325,298
    Remaining contract charges           16,619,305           --       19,353,994
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND+
 2010  Lowest contract charges               53,836     1.176790           63,355
    Highest contract charges                  9,330     1.066890            9,954
    Remaining contract charges            6,712,994           --        7,503,284
 2009  Lowest contract charges               56,523     1.045797           59,112
    Highest contract charges                  9,330     0.959091            8,949
    Remaining contract charges            6,324,312           --        6,314,459
 2008  Lowest contract charges               59,065     0.905234           53,467
    Highest contract charges                  9,330     0.839786            7,836
    Remaining contract charges            7,007,418           --        6,093,386
 2007  Lowest contract charges               64,276     1.441381           92,646
    Highest contract charges                  9,330     1.352665           12,621
    Remaining contract charges            9,696,801           --       13,507,800
 2006  Lowest contract charges               69,430     1.418348           98,476
    Highest contract charges                  9,331     1.346445           12,562
    Remaining contract charges           11,892,211           --       16,399,606

                                                       INVESTMENT
                                         EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                              RATIO*         RATIO**         RETURN***
------------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2010  Lowest contract charges             1.15%           3.34%            5.83%
    Highest contract charges               2.20%           3.39%            4.73%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.15%           4.55%           10.74%
    Highest contract charges               2.20%           4.54%            9.58%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.15%           4.76%            1.21%
    Highest contract charges               2.21%           4.76%            0.15%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.15%           4.57%            4.98%
    Highest contract charges               2.19%           4.57%            3.88%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.15%           4.39%            2.67%
    Highest contract charges               2.20%           4.38%            1.59%
    Remaining contract charges               --              --               --
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND+
 2010  Lowest contract charges             1.15%           0.84%           12.53%
    Highest contract charges               2.30%           0.86%           11.24%
    Remaining contract charges               --              --               --
 2009  Lowest contract charges             1.15%           2.03%           15.53%
    Highest contract charges               2.30%           2.05%           14.21%
    Remaining contract charges               --              --               --
 2008  Lowest contract charges             1.15%           1.94%          (37.20)%
    Highest contract charges               2.31%           1.94%          (37.92)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges             1.15%           1.50%            1.62%
    Highest contract charges               2.29%           1.52%            0.46%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges             1.15%           1.57%           17.20%
    Highest contract charges               2.30%           1.57%           15.86%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges             11,882    $12.205915          $145,027
    Highest contract charges                2,969     13.934674            41,370
    Remaining contract charges          4,290,465            --         8,629,763
 2009  Lowest contract charges            124,231      1.016688           126,305
    Highest contract charges              199,568      0.938037           187,202
    Remaining contract charges          4,753,476            --         4,610,914
 2008  Lowest contract charges            164,008      0.912908           149,724
    Highest contract charges              198,753      0.851174           169,173
    Remaining contract charges          5,164,250            --         4,526,912
 2007  Lowest contract charges            144,771      1.631868           236,247
    Highest contract charges              168,043      1.537598           258,383
    Remaining contract charges          6,111,958            --         9,643,686
 2006  Lowest contract charges            167,092      1.465147           244,815
    Highest contract charges              179,430      1.395064           250,316
    Remaining contract charges          7,170,864            --        10,214,499
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND+
 2010  Lowest contract charges             27,206      1.750561            47,626
    Highest contract charges                  844     12.738068            10,754
    Remaining contract charges          1,507,661            --         3,197,405
 2009  Lowest contract charges             27,734      1.396830            38,740
    Highest contract charges               45,951      1.288697            59,216
    Remaining contract charges          1,691,642            --         2,254,136
 2008  Lowest contract charges             31,526      0.925656            29,182
    Highest contract charges               52,982      0.862995            45,723
    Remaining contract charges          1,965,977            --         1,747,964
 2007  Lowest contract charges             30,166      1.598511            48,220
    Highest contract charges               51,954      1.506079            78,247
    Remaining contract charges          2,709,880            --         4,187,963
 2006  Lowest contract charges             60,368      1.420762            85,769
    Highest contract charges               61,869      1.352734            83,693
    Remaining contract charges          3,681,882            --         5,088,189

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges         0.51%             --            15.17%
    Highest contract charges           0.95%             --            14.09%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.15%           2.99%           11.37%
    Highest contract charges           2.20%           3.06%           10.21%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.15%           1.99%          (44.06)%
    Highest contract charges           2.20%           1.98%          (44.64)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%           0.01%           11.38%
    Highest contract charges           2.19%           0.01%           10.22%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.15%           1.72%           19.43%
    Highest contract charges           2.20%           1.68%           18.18%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND+
 2010  Lowest contract charges         1.15%             --            25.32%
    Highest contract charges           0.69%             --            27.38%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.15%             --            50.90%
    Highest contract charges           2.20%             --            49.33%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.15%             --           (42.09)%
    Highest contract charges           2.21%             --           (42.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%             --            12.51%
    Highest contract charges           2.20%             --            11.34%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.15%             --            21.35%
    Highest contract charges           2.20%             --            20.08%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges                351    $15.700399            $5,477
    Highest contract charges                  359     14.889172             5,343
    Remaining contract charges             60,408            --           924,693
 2009  Lowest contract charges              2,415     11.729041            28,324
    Highest contract charges                7,176     11.384642            81,690
    Remaining contract charges             34,260            --           395,672
 2008  Lowest contract charges              3,249      8.464750            27,502
    Highest contract charges                8,430      8.269708            69,711
    Remaining contract charges             35,108            --           293,476
 2007  Lowest contract charges                187     15.443882             2,902
    Highest contract charges                8,001     15.147374           121,188
    Remaining contract charges             31,474            --           480,505
 2006  Lowest contract charges                188     12.771333             2,400
    Highest contract charges                  993     12.570422            12,466
    Remaining contract charges             27,287            --           345,262
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges              2,225     13.689196            30,419
    Highest contract charges                2,794     12.145999            33,940
    Remaining contract charges            293,243            --         3,609,609
 2009  Lowest contract charges              5,385     11.810054            63,593
    Highest contract charges                1,481     11.280843            16,708
    Remaining contract charges             51,943            --           599,875
 2008  Lowest contract charges              2,955      7.458200            22,036
    Highest contract charges                  802      7.247271             5,812
    Remaining contract charges             46,213            --           337,457
 2007  Lowest contract charges              2,897     13.605746            39,418
    Highest contract charges                1,557     13.327333            20,750
    Remaining contract charges             58,730            --           787,379
 2006  Lowest contract charges                204     13.859145             2,825
    Highest contract charges               15,723     13.695397           215,336
    Remaining contract charges             38,122            --           523,686

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2010  Lowest contract charges         1.25%             --            33.86%
    Highest contract charges           0.40%             --            32.60%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%             --            38.56%
    Highest contract charges           1.90%             --            37.67%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.25%             --           (45.05)%
    Highest contract charges           1.90%             --           (45.41)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%             --            20.93%
    Highest contract charges           1.90%             --            20.02%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.23%             --            13.33%
    Highest contract charges           2.15%             --            12.21%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP VALUE FUND+
 2010  Lowest contract charges         1.15%           1.34%           15.91%
    Highest contract charges           1.11%             --            21.46%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.14%           1.00%           58.35%
    Highest contract charges           2.13%             --            56.78%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.15%             --           (45.18)%
    Highest contract charges           1.95%             --           (45.62)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.14%           0.02%           (1.83)%
    Highest contract charges           1.84%             --            (2.61)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.22%             --            14.40%
    Highest contract charges           1.89%             --            13.55%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2010  Lowest contract charges              1,523    $13.445072           $20,476
    Highest contract charges                6,174     12.857551            79,387
    Remaining contract charges             32,353            --           420,490
 2009  Lowest contract charges              1,523     10.989858            16,737
    Highest contract charges                5,250     10.593999            55,615
    Remaining contract charges             31,865            --           341,628
 2008  Lowest contract charges             13,242      7.497803            99,287
    Highest contract charges                1,959      7.311890            14,326
    Remaining contract charges             13,127            --            96,586
 2007  Lowest contract charges             13,241     12.674245           167,834
    Highest contract charges                2,069     12.446934            25,748
    Remaining contract charges             11,268            --           140,964
 2006  Lowest contract charges             13,242     12.035193           159,372
    Highest contract charges                5,611     11.911783            66,838
    Remaining contract charges              4,488            --            53,799
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges                 77      1.438931               111
    Highest contract charges                9,147      1.326718            12,136
    Remaining contract charges            930,510            --         1,715,506
 2009  Lowest contract charges                 79      1.251065                99
    Highest contract charges               22,076      1.164512            25,708
    Remaining contract charges          1,336,230            --         1,660,304
 2008  Lowest contract charges                149      0.931061               139
    Highest contract charges                9,193      0.874909             8,043
    Remaining contract charges          1,548,305            --         1,443,739
 2007  Lowest contract charges            243,325      1.462116           355,769
    Highest contract charges               13,222      1.331900            17,611
    Remaining contract charges          1,621,911            --         2,274,204
 2006  Lowest contract charges            268,797      1.367151           367,486
    Highest contract charges               13,327      1.257282            16,794
    Remaining contract charges          2,018,095            --         2,677,952

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2010  Lowest contract charges         1.15%           0.76%           22.34%
    Highest contract charges           1.95%           0.81%           21.37%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.13%             --            46.05%
    Highest contract charges           1.93%             --            44.89%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.25%           1.92%          (40.84)%
    Highest contract charges           1.96%           1.92%          (41.26)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           0.60%            5.31%
    Highest contract charges           1.93%           0.76%            4.58%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.24%             --            10.83%
    Highest contract charges           1.90%             --            10.11%
    Remaining contract charges           --              --               --
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges         0.54%           0.57%           15.02%
    Highest contract charges           2.20%           0.59%           13.93%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.42%           1.27%           34.37%
    Highest contract charges           2.19%           1.43%           33.10%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.34%           2.48%          (33.68)%
    Highest contract charges           2.21%           1.55%          (34.31)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           1.11%            6.95%
    Highest contract charges           2.19%           1.12%            5.94%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%           1.24%           11.27%
    Highest contract charges           2.20%           1.32%           10.22%
    Remaining contract charges           --              --               --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation

-------------------------------------------------------------------------------

      indicate the effective date of that investment option in the Sub-Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Riders (if applicable), and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.50% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a reduction of unit value.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/ EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV 70 Death Benefit Charge, Optional Death Benefit Charge, Earnings Protection Benefit Charge, Blue Rider Option Charge, Red Rider Option Charge. These charges range from 0.15% to 0.75% of the Sub-Account's average daily net assets.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee ranging from $25-$30, may be deducted from the Sub-Account's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATUTORY-BASIS FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT

Years Ended December 31, 2010 and 2009 and 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                             F-3
STATUTORY-BASIS FINANCIAL STATEMENTS:
 Statements of Admitted Assets, Liabilities and Capital and              F-4
  Surplus
 Statements of Operations                                                F-5
 Statements of Changes in Capital and Surplus                            F-6
 Statements of Cash Flows                                                F-7
 Notes to Statutory-Basis Financial Statements                           F-8

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte & Touche LLP
April 11, 2011                  MEMBER OF
                                DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                AS OF DECEMBER 31,
                                             2010                 2009
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $9,692,232           $8,596,645
 Common and preferred stocks                   758,303            1,185,816
 Mortgage loans                                436,752              490,227
 Real estate                                    26,632               27,644
 Contract loans                                364,509              352,829
 Cash and short-term investments             1,573,473            1,582,479
 Derivatives                                   865,863              324,260
 Other invested assets                         266,361              398,313
                                        --------------       --------------
   TOTAL CASH AND INVESTED ASSETS           13,984,125           12,958,213
                                        --------------       --------------
 Investment income due and
  accrued                                      101,421              157,065
 Amounts receivable for
  reinsurance                                  129,186              707,096
 Federal income taxes recoverable              307,272                   --
 Deferred tax asset                            544,413              401,530
 Receivables from parent,
  subsidiaries and affiliates                   26,596               20,453
 Other assets                                  113,920               82,951
 Separate Account assets                    58,419,988           59,079,204
                                        --------------       --------------
            TOTAL ADMITTED ASSETS          $73,626,921          $73,406,512
                                        --------------       --------------
LIABILITIES
 Aggregate reserves future
  benefits                                  $8,789,732           $8,133,755
 Liability for deposit type
  contracts                                     67,566               70,613
 Policy and contract claim
  liabilities                                   41,643               33,983
 Asset valuation reserve                        16,559               25,564
 Interest Maintenance Reserve                   43,796                   --
 Payable to parent, subsidiaries
  or affiliates                                 45,866               46,166
 Accrued expense allowances and
  other amounts
  Due from Separate Account                 (1,301,618)          (1,612,929)
  Federal income tax due or
   accrued                                          --               97,107
 Funds held under reinsurance
  treaties with unauthorized
  reinsurers                                 1,999,769            2,154,318
 Collateral on derivatives                     714,454              243,255
 Other liabilities                             726,627            1,049,875
 Separate Account liabilities               58,419,988           59,079,204
                                        --------------       --------------
                TOTAL LIABILITIES           69,564,382           69,320,911
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares
  authorized, 2,000 shares issued
  and outstanding                                2,500                2,500
 Aggregate write-ins for other
  than special surplus funds                   182,105              189,963
 Gross paid-in and contributed
  surplus                                    2,890,696            2,889,208
 Aggregate write-ins for special
  surplus funds                                181,471              266,358
 Unassigned funds                              805,767              737,572
                                        --------------       --------------
        TOTAL CAPITAL AND SURPLUS            4,062,539            4,085,601
                                        --------------       --------------
   TOTAL LIABILITIES, CAPITAL AND
                          SURPLUS          $73,626,921          $73,406,512
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                    $1,110,040         $(55,103,285)          $9,352,507
 Net investment income                                                     651,852              507,049              376,034
 Commissions and expense allowances on reinsurance ceded                    90,334              210,712              229,723
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Fee income                                                              1,452,299            1,345,461            1,602,040
 Other revenues                                                             26,437                9,945               71,925
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES      (3,014,653)           3,522,924           11,614,068
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                                696,946              617,438              648,881
 Disability and other benefits                                               9,295                9,760                9,181
 Surrenders and other fund withdrawals                                     283,346            5,401,796            9,965,053
 Commissions                                                               509,399              540,146              834,850
 Increase (decrease) in aggregate reserves for life and accident
  and health policies                                                      648,536           (2,639,943)           4,809,456
 General insurance expenses                                                367,575              398,688              448,657
 Net transfers from Separate Account                                    (6,144,421)          (3,807,521)          (1,671,681)
 Modified coinsurance adjustment on reinsurance assumed                   (236,816)            (227,647)            (339,634)
 Other expenses                                                            148,320              104,817               99,317
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES      (3,717,820)             397,534           14,804,080
                                                                    --------------       --------------       --------------
 Net gain (loss) from operations before federal income tax expense         703,167            3,125,390           (3,190,012)
 Federal income tax (benefit) expense                                      (65,495)             446,708             (245,745)
                                                                    --------------       --------------       --------------
                                   NET GAIN (LOSS) FROM OPERATIONS         768,662            2,678,682           (2,944,267)
                                                                    --------------       --------------       --------------
 Net realized capital (losses) gains, after tax                           (688,718)            (270,071)             961,162
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)         $79,944           $2,408,611          $(1,983,105)
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2010                2009                2008
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, beginning and end of year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Balance, beginning of year                                                2,889,208           1,692,530           1,483,869
 Capital contribution                                                          1,488           1,196,678             208,661
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,890,696           2,889,208           1,692,530
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  189,963             497,354             194,430
 (Loss) gain on inforce reinsurance                                           (7,858)             (7,777)              3,310
 Permitted practice DTA                                                           --            (299,614)            299,614
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        182,105             189,963             497,354
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  266,358                  --                  --
 Change to additional admitted deferred tax asset                            (84,887)            266,358                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        181,471             266,358                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, beginning of year                                                  737,572             (14,526)            875,789
 Net income (loss)                                                            79,944           2,408,611          (1,983,105)
 Change in net unrealized capital (losses) gains on common stocks and
  other invested assets                                                     (342,230)         (1,127,255)            731,679
 Change in net unrealized foreign exchange capital gains (losses)            151,724              31,071             (34,794)
 Change in net deferred income tax                                            47,041            (424,460)            669,251
 Change in asset valuation reserve                                             9,005             (19,560)             40,851
 Change in non-admitted assets                                               211,753            (405,548)           (182,691)
 Change in reserve on account of change in valuation basis                        --                  --              23,935
 Cumulative effect of change in accounting principles                             --              (5,644)                 --
 Change in liability for reinsurance in unauthorized companies                 4,737              (4,731)                559
 Cumulative effect of permitted practice DTA                                      --             299,614                  --
 Dividends to stockholder                                                    (72,000)                 --            (156,000)
 Correction of prior year error                                              (21,779)                 --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        805,767             737,572             (14,526)
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 Balance, end of year                                                     $4,062,539          $4,085,601          $2,177,858
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                                    $1,167,275         $(55,110,502)          $9,351,978
 Net investment income                                                     763,046              492,876              408,199
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Miscellaneous income                                                    1,553,382            1,567,209            1,904,094
                                                                    --------------       --------------       --------------
  Total income                                                          (2,861,912)           3,502,625           11,646,110
                                                                    --------------       --------------       --------------
 Benefits paid                                                             549,412            6,195,957           10,733,727
 Federal income tax payments (recoveries)                                  363,856              174,428              (96,263)
 Net transfers from separate accounts                                   (6,455,732)          (3,836,677)          (1,671,681)
 Other expenses (benefits)                                                 327,669            2,346,022           (2,295,760)
                                                                    --------------       --------------       --------------
  Total benefits and expenses                                           (5,214,795)           4,879,730            6,670,023
                                                                    --------------       --------------       --------------
                         NET CASH PROVIDED BY OPERATING ACTIVITIES       2,352,883           (1,377,105)           4,976,087
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                                   5,961,462            7,400,338              779,818
 Common and preferred stocks                                               133,591                6,812               38,676
 Mortgage loans                                                             82,742              124,749               17,014
 Derivatives and other                                                     600,108            1,657,337              878,786
                                                                    --------------       --------------       --------------
  Total investment proceeds                                              6,777,903            9,189,236            1,714,294
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   6,988,481            7,675,090            3,706,708
 Common and preferred stocks                                                51,046            1,824,388               19,943
 Mortgage loans                                                             33,125               51,678              278,706
 Real estate                                                                   107                   --                   --
 Derivatives and other                                                   1,755,491              297,106            1,529,747
                                                                    --------------       --------------       --------------
  Total investments acquired                                             8,828,250            9,848,262            5,535,104
                                                                    --------------       --------------       --------------
 Net increase (decrease) in contract loans                                  11,680               (2,091)              11,147
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES      (2,062,027)            (656,935)          (3,831,957)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                           --              486,062              208,661
 Dividends to stockholder                                                  (72,000)                  --             (156,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                              (154,549)           1,140,679            1,013,639
 Net other cash (used) provided                                            (73,313)            (336,375)            (449,560)
                                                                    --------------       --------------       --------------
                     NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                          MISCELLANEOUS ACTIVITIES        (299,862)           1,290,366              616,740
                                                                    --------------       --------------       --------------
 Net increase in cash and short-term investments                            (9,006)            (743,674)           1,760,870
 Cash and short-term investments, beginning of year                      1,582,479            2,326,153              565,283
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,573,473           $1,582,479           $2,326,153
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from Hartford Life Insurance Company to
  settle intercompany balances related to stock compensation                 1,488                4,541                3,815
 Capital contribution of subsidiary from Hartford Life insurance
  Company                                                                       --            1,406,075                   --
 Distribution of White River Life Reinsurance Company shares to
  Hartford Life Insurance Company                                               --             (700,000)                  --
Stocks: subsidiary Hartford Life, Ltd. contributed to subsidiary
 Hartford Life International, Ltd.                                          29,472                   --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2010 AND 2009 AND 2008
(DOLLAR AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly -- owned subsidiary based in Bermuda, to Hartford Life International, Ltd, also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2008, the Company received approval from the Department to utilize a permitted practice to modify the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain its risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                             2010                2009                 2008
                                                                         -------------       -------------       --------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                                  $79,944           $2408,611          $(1,983,105)
State prescribed practice:
Reinsurance reserve credit                                                       3,087             153,169             (142,389)
                                                                         -------------       -------------       --------------
                                            NET INCOME (LOSS), NAIC SAP        $83,031          $2,561,780          $(2,125,494)
                                                                         -------------       -------------       --------------
Statutory capital and surplus, State of Connecticut Basis                   $4,062,539          $4,085,601           $2,177,858
State permitted and prescribed practice:
Reinsurance reserve credit -- prescribed practice                             (234,315)           (237,402)            (390,571)
Deferred income taxes -- permitted practice                                         --                  --             (299,614)
                                                                         -------------       -------------       --------------
                                STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $3,828,224          $3,848,199           $1,487,673
                                                                         -------------       -------------       --------------

The Company does not follow any other permitted or prescribed statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments, valuation of derivatives and contingencies relating to corporate litigation and regulatory matters Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed and permitted by the Department are different in certain material respects from accounting principles generally accepted in the Unites States of America ("GAAP"). The more significant differences are:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred for statutory purposes rather than amortized to income as premiums are earned or in relation to gross profits of the underlying policies for GAAP purposes.

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 6 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a

     GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised ( Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of stockholder's equity,

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the statutory-basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory-basis results of operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of stockholder equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, GAAP basis net income (loss) and stockholder's equity for the Company are as follows:

                                 2010          2009               2008
--------------------------------------------------------------------------------
Net income (loss)                $490,291     $(520,467)        $(2,431,996)
Stockholder's equity            3,928,046     3,562,235           1,543,717

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

As of December 31, 2010 and 2009, the Company had $16,735,685 and $15,982,557
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2010 and 2009 totaled $75,161 and $70,973, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2010 (including general and Separate Account liabilities) are as follows:

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal with
 fair value adjustment
 In a lump sum reflecting changes in              $1,748,888           3.01  %
  interest rates or asset values
 In installments over 5 years or more, with
  or w/o reduction in interest rates
  At book value less current surrender               385,881           0.67  %
   charge of 5% or more
  At fair value                                   53,269,229          91.83  %
                                              --------------       --------  ---
      TOTAL WITH ADJUSTMENT OR AT FAIR VALUE      55,403,998          95.51  %
                                              --------------       --------  ---
 At book value without adjustment (minimal
  or no charge or adjustment)
  In a lump sum without adjustment                 1,311,559           2.26  %
  Installments over less than 5 years                     --           0.00  %
  In a lump sum subject to a fixed surrender         891,217           1.54  %
   charge of less than 5%
  In a lump sum subject to surrender charge               --           0.00  %
  All others                                              --           0.00  %
  Not subject to discretionary withdrawal            404,733           0.70  %
                                              --------------       --------  ---
Total (Gross)                                     58,011,507         100.00  %
Reinsurance ceded                                    159,982
                                              --------------
                                 TOTAL (NET)     $57,851,525
                                              --------------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
 Life and Accident & Health Annual
  Statement:
  Exhibit 5, Annuities Section, Total (net)       $4,404,910
  Exhibit 5, Supplementary Contract Section,           3,987
   Total (net)
  Exhibit 7, Deposit-Type Contracts Section,          67,566
   Column 1, Line 14
                                              --------------
                                    SUBTOTAL       4,476,463
 Separate Account Annual Statement:
  Exhibit 3, Column 2, Total line                 53,375,062
  Exhibit 3, Column 2, Total line                         --
  Policyholder dividend and coupon                        --
   accumulations
  Policyholder premiums                                   --
  Guaranteed interest contracts                           --
  Other contract deposit funds, Exhibit 4,                --
   Line 9
                                              --------------
                                    SUBTOTAL      53,375,062
                                              --------------
                              COMBINED TOTAL     $57,851,525
                                              --------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,559 and $25,564 as of December 31, 2010 and 2009, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2010 and 2009 were $43,796, and $(9,037) respectively. The 2010 IMR balance was included as a component of other liabilities on the Statement of Admitted Assets, Liabilities and Surplus. The 2009 IMR balance was an asset balance and was reflected as a component of nonadmitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains and (losses) captured in the IMR, net of taxes, in 2010, 2009, and 2008 were $67,930, $(3,242) and $(3,339), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2010, 2009, and 2008 included in the Company's Statements of Operations, was $15,097, $(1,370) and $(484), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 -- Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $16,192, $110,124 and $92,544 for the years ended December 31, 2010, 2009 and 2008, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $0, $16,593 and $20,786 for the years ended December 31, 2010, 2009 and 2008, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2010, 2009 and 2008, the Company had impaired mortgage loans with a related allowance for credit losses of $2,561, $42,212 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut Insurance Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, and updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2010 and 2009 was an increase of $181,471 and $266,358, respectively, in net admitted deferred tax assets with a corresponding increase of $181,471 and $266,358 in surplus in aggregate write-ins for special surplus funds which is included in the Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2010 and 2009, respectively. (See Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investments. The implementation of SSAP No. 43 --Revised negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377 in 2009.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                             2010        2009        2008
--------------------------------------------------------------------------------
Interest income from bonds and              $469,730    $440,304    $343,501
 short-term investments
Interest income from contract loans           20,360      22,025      22,535
Interest income from mortgage loans           27,189      31,264      26,596
Interest and dividends from other            150,668      21,271      (9,818)
 investments
                                          ----------  ----------  ----------
Gross investment income                      667,947     514,864     382,814
Less: investment expenses                     16,095       7,815       6,780
                                          ----------  ----------  ----------
                   NET INVESTMENT INCOME    $651,852    $507,049    $376,034
                                          ----------  ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $442,646         $258,827          $89,940
Gross unrealized capital
 losses                           (195,775)        (400,588)        (981,592)
                               -----------      -----------      -----------
Net unrealized capital gains
 (losses)                          246,871         (141,761)        (891,652)
Balance, beginning of year        (141,761)        (891,652)         (65,887)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL GAINS (LOSSES) ON
         BONDS AND SHORT TERM
                  INVESTMENTS     $388,632         $749,891        $(825,765)
                               -----------      -----------      -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                              $2,105          $32,641             $245
Gross unrealized capital
 losses                           (337,773)         (49,799)        (157,708)
                               -----------      -----------      -----------
Net unrealized capital losses     (335,668)         (17,158)        (157,463)
Balance, beginning of year         (17,158)        (157,463)         (54,290)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL (LOSSES) GAINS ON
  COMMON STOCKS AND PREFERRED
                       STOCKS    $(318,510)        $140,305        $(103,173)
                               -----------      -----------      -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $57,289        $(102,510)       $(103,639)
Common stocks                           10             (611)            (784)
Preferred stocks                        --          (12,733)         (27,428)
Mortgage loans                     (43,549)          (5,911)            (733)
Derivatives                       (614,797)        (148,011)         988,040
Other invested assets                5,232           (4,599)         108,578
Realized capital (losses)
 gains                            (595,815)        (274,375)         964,034
Capital gains tax (benefit)         24,973           (1,062)            (467)
Net realized capital (losses)
 gains, after tax                 (620,788)        (273,313)         964,501
Less: amounts transferred to
 IMR                                67,930           (3,242)           3,339
                               -----------      -----------      -----------
NET REALIZED CAPITAL (LOSSES)
             GAINS, AFTER TAX    $(688,718)       $(270,071)        $961,162
                               -----------      -----------      -----------

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,758,918, $8,402,279 and $1,083,622, gross realized capital gains of $113,537, $126,993 and $13,331, and gross realized capital losses of $40,731, $119,379 and $29,008 respectively, before transfers to the IMR.

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated common and preferred stocks resulted in proceeds of $10, $6,812 and $18,884, gross realized capital gains of $10, $2,737 and $11, and gross realized capital losses of $0, $76 and $7,437, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut Insurance Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2010 and 2009, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2010 and 2009 were $39,112,849 and $28,636,756, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2010 and 2009 was $988,931 and $113,244, respectively. As of December 31, 2010 and 2009 the average fair value for derivatives held for other investment and/or risk management activities was $816,972 and $840,855, respectively. The carrying value of derivative instruments at December 31, 2010 and 2009 was $797,399 and $132,015, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately two years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2010 and 2009 interest rate swaps used in cash flow hedge relationships had a notional value of $522,000 and $605,000, respectively, a fair value of $9,793 and $(2,845), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2010 and 2009 swaps in this strategy had a notional value of $1,997,409 and $2,219,332, respectively, a fair value of $177,154 and $(19,236), respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2010 and 2009 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $72,010 and $80,908, respectively, a fair value of $13,187 and $9,837, respectively, and a carrying value of $8,724 and $6,527, respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2010 of $20,500, a fair value of $465, and a carrying value of $343. As of December 31, 2009 the Company did not have any swaps used in replication transactions.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2010 and 2009 interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $54,077, a fair value of $84 and $688, respectively, and a carrying value of $84 and $688, respectively. For the year ended December 31, 2010 there were no realized gains and losses on interest rate caps. For the years ended December 31, 2009 and 2008 derivative contracts in this strategy reported losses of $(230) and $(5,450), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2010 and 2009 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $378,214 and $304,963, respectively, a fair value of $(1,725) and $(6,316), respectively, and a carrying value of $(1,725) and $(6,316), respectively. For the years ended December 31, 2010, 2009 and 2008 credit default swaps reported a gain of $1,329, $802 and $20,185, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009 credit default swaps in offsetting relationships had a notional value of $589,715 and $309,134, respectively, a fair value of $(4,120) and $(3,609), respectively, and a carrying value of $(4,120) and $(3,609), respectively. For the years ended December 31, 2010 and 2009 credit default swaps in offsetting relationships reported a loss of $(4) and a gain of $3, respectively, in realized capital gains and losses. For the year ended December 31, 2008 there were no realized gains and losses on credit default swaps in offsetting relationships.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen to U.S. dollars in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2010 and 2009 foreign currency swaps and forwards had a notional value of $1,743,275 and $2,384,822, respectively, a fair value of $63,965 and $6,900, respectively, and a carrying value of $63,965 and $6,900, respectively. For the years ended December 31, 2010, 2009 and 2008 derivative contracts in this strategy reported gains of $20,764 and $27,207 and a loss of $(773), respectively, in realized capital gains and losses.

GMWB HEDGING DERIVATIVES: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value of $11,930,602 and $9,016,065, respectively, a fair value of $384,420 and $(46,115), respectively, and a carrying value of $384,420 and $(46,115), respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported a loss of $(144,744), and gains of $75,643, and $1,006,992, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration risk between assets and liabilities. As of December 31, 2010 and 2009 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2010 interest rates swaps and futures reported a gain of $5,772 in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2010 and 2009 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(16,943) and $(11,661), respectively, and a carrying value of $(16,943) and $(11,661), respectively. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822 in realized capital gains and losses. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008 interest rate swaps in offsetting relationships reported a gain of $2,316 in realized capital gains and losses.

MACRO HEDGE PROGRAM: The Company purchases S&P 500 index swaps and options, foreign denominated equity options and forwards, as well as futures contracts to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets and changes in foreign currency rates. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value $21,580,047 and $13,436,955, respectively, a fair value of $362,651 and $185,534, respectively, and a carrying value of $362,651 and $185,534, respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported losses of $(535,737), $(228,653) and $(13,503), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. During 2010 the Company had terminated the warrant contracts. As of December 31, 2009 the warrants had a notional value of $500, a fair value of $67, and a carrying value of $67. There were no realized gains and losses during the years 2010, 2009 and 2008.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                                        WEIGHTED
                                                                                        AVERAGE
                                   NOTIONAL                           CARRYING          YEARS TO
                                  AMOUNT (2)        FAIR VALUE          VALUE           MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $142,872            $(380)           $(502)          2 years
 Below investment grade risk
  exposure                            20,866              (42)             (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           243,459            2,239            2,239           5 years
 Investment grade risk
  exposure                            70,000           (2,961)          (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                            50,000           43,400           49,880           6 years
                                   ---------          -------          -------          --------
                        TOTAL       $527,197          $42,256          $48,614
                                   ---------          -------          -------

                                            UNDERLYING REFERENCED
                                                   CREDIT
                                              OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING       OFFSETTING
                                   NOTIONAL           FAIR           CARRYING
                                  AMOUNT (3)        VALUE (3)        VALUE (3)
-----------------------------  --------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372            $(157)           $(157)
 Below investment grade risk
  exposure                           20,866           (3,077)          (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781           (1,136)          (1,136)
 Investment grade risk
  exposure                           70,000            2,961            2,961
Credit linked notes
 Below investment grade risk
  exposure                               --               --               --
                                   --------          -------          -------
                        TOTAL      $292,019          $(1,409)         $(1,409)
                                   --------          -------          -------

                            AS OF DECEMBER 31, 2009

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
                                  AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000          $(13)         $(13)          4 years
 Below investment grade risk
  exposure                           14,453          (194)         (194)          4 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           35,566         1,547         1,547           4 years
 Investment grade risk
  exposure                           70,000       (11,501)      (11,501)          8 years
                                   --------      --------      --------          --------
                        TOTAL      $155,019      $(10,161)     $(10,161)
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                             Corporate Credit                AAA
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit                 A-
 Investment grade risk
  exposure                                  CMBS Credit                AA+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
                                  AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000           $(833)          $(833)
 Below investment grade risk
  exposure                           14,453          (2,570)         (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           34,661          (1,547)         (1,547)
 Investment grade risk
  exposure                           70,000          11,501          11,501
                                   --------          ------          ------
                        TOTAL      $154,114          $6,551          $6,551
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $313,459 and $105,869 as of December 31, 2010 and 2009,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2010 and 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company had incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2010 and 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2010
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- exluding asset-backed          $811,351            $2,646           $(38,920)            $775,077
 -- Guaranteed and sponsored -- asset-backed                    842,971            19,961             (4,249)             858,683
States, municipalities and political subdivisions               184,201             1,483             (6,939)             178,745
International governments                                       104,746             5,004               (546)             109,204
All other corporate -- excluding asset-backed                 4,858,817           319,349            (39,143)           5,139,023
All other corporate -- asset-backed                           1,378,583            37,862            (94,423)           1,322,022
Hybrid securities                                                91,948                63            (11,555)              80,456
Short-term investments                                        1,377,157                --                 --            1,377,157
Affiliate bond                                                1,419,615            56,278                 --            1,475,893
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $11,069,389          $442,646          $(195,775)         $11,316,260
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                                              UNREALIZED         UNREALIZED             FAIR
                                                              COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stock -- unaffiliated                                     $5,487            $2,105                $(2)              $7,590
Common stock -- affiliated                                    1,077,880                --           (336,069)             741,811
                                                         --------------       -----------       ------------       --------------
                                    TOTAL COMMON STOCKS      $1,083,367            $2,105          $(336,071)            $749,401
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stock -- unafiliated                                   $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------
                                  TOTAL PREFERED STOCKS          $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------

                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- excluding asset-backed         $700,086            $2,209           $(19,381)            $682,914
 -- Guaranteed and sponsored -- asset-backed                    540,081            15,260             (1,083)             554,258
States, municipalities and political subdivisions                90,420               951            (10,165)              81,206
International governments                                        82,841             4,614             (1,275)              86,180
All other corporate -- excluding asset-backed                 3,933,824           210,001            (43,650)           4,100,175
All other corporate -- asset-backed                           1,636,174            25,792           (246,728)           1,415,238
Hybrid securities                                               144,409                --            (23,365)             121,044
Short-term investments                                        1,464,800                --                 --            1,464,800
Affiliate bond                                                1,468,810                --            (54,941)           1,413,869
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)          $9,919,684
                                                         --------------       -----------       ------------       --------------

                                                                               GROSS                 GROSS            ESTIMATED
                                                                            UNREALIZED             UNREALIZED           FAIR
                                                            COST               GAINS                 LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2009
Common stock -- unaffiliated                                   $5,441           $1,263                   $(17)             $6,687
Common stock -- affiliated                                  1,123,632           31,378                (49,782)          1,105,228
                                                        -------------        ---------             ----------       -------------
                                   TOTAL COMMON STOCKS     $1,129,073          $32,641               $(49,799)         $1,111,915
                                                        -------------        ---------             ----------       -------------

                                                                          GROSS                GROSS               ESTIMATED
                                                    STATEMENT           UNREALIZED           UNREALIZED              FAIR
                                                      VALUE               GAINS                LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2009
Prefered stock -- unafiliated                         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------
                       TOTAL PREFERRED STOCKS         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2010 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $1,938,947      $1,953,625
Due after one year through five years                  2,421,025       2,482,788
Due after five years through ten years                 3,997,270       4,098,886
Due after ten years                                    2,712,147       2,780,961
                                                  --------------  --------------
                                           TOTAL     $11,069,389     $11,316,260
                                                  --------------  --------------

At December 31, 2010 and 2009, securities with a statement value of $3,821 and $3,814, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 5.36% and 3.50% for loans during 2010 and the lending rate was 7.5% for the one new mortgage loan in 2009. During 2010 and 2009, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2010 and 2009, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47% and 79.23%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2010 and 2009, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2010 and 2009, there were impaired loans with a related allowance for credit losses of $2,561 and $42,212 with interest income recognized during the period the loans were impaired of $1,593 and $(64), respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2010, 2009 and 2008.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009 and 2008, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. Government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $1,232 and $135 for the years ended December 31, 2010, 2009 and 2008, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged of $260,874 and $340,474, respectively, was included in bonds, on the Statements of AdmitTed Assets, Liabilities and Surplus.

As of December 31, 2010 and 2009, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $840,946 and $269,334, respectively. At December 31, 2010 and 2009, cash collateral of $714,131 and $243,019 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in cash and short-term investments was $714,131 and $243,019 as of December 31, 2010 and 2009, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2010 and 2009. As of December 31, 2010 and 2009, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2010 and 2009.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010.

                                            LESS THAN 12 MONTHS
                                 AMORTIZED          FAIR         UNREALIZED
                                    COST           VALUE           LOSSES
-------------------------------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored         $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                      292,619         288,373         (4,246)
States, municipalities &
 political subdivisions              78,330          76,053         (2,277)
International Governments            13,533          13,371           (162)
All other corporate including
 international                    1,029,469         993,821        (35,648)
All other corporate-asset
 backed                             551,979         489,912        (62,067)
Hybrid securities                    11,530          11,410           (120)
                                 ----------      ----------      ---------
         TOTAL FIXED MATURITIES   2,415,427       2,271,987       (143,440)
Comon stock -- unaffiliated              --              --             --
Comon stock -- affiliated           832,517         634,250       (198,267)
Preferred stock -- unaffiliated       8,466           6,764         (1,702)
                                 ----------      ----------      ---------
                   TOTAL EQUITY     840,983         641,014       (199,969)
                                 ----------      ----------      ---------
               TOTAL SECURITIES  $3,256,410      $2,913,001      $(343,409)
                                 ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                     AMORTIZED            FAIR            UNREALIZED
                                       COST               VALUE             LOSSES
-------------------------------  -------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored                $ --               $ --               $ --
 -- guaranteed & sponsored --
  asset backed                             196                193                 (3)
States, municipalities &
 political subdivisions                 35,000             30,338             (4,662)
International Governments                5,000              4,616               (384)
All other corporate including
 international                          51,227             47,732             (3,495)
All other corporate-asset
 backed                                246,987            214,631            (32,356)
Hybrid securities                       78,482             67,047            (11,435)
                                     ---------          ---------          ---------
         TOTAL FIXED MATURITIES        416,892            364,557            (52,335)
Comon stock -- unaffiliated                  2                 --                 (2)
Comon stock -- affiliated              245,363            107,561           (137,802)
Preferred stock -- unaffiliated             --                 --                 --
                                     ---------          ---------          ---------
                   TOTAL EQUITY        245,365            107,561           (137,804)
                                     ---------          ---------          ---------
               TOTAL SECURITIES       $662,257           $472,118          $(190,139)
                                     ---------          ---------          ---------

                                                       TOTAL
                                     AMORTIZED          FAIR         UNREALIZED
                                        COST           VALUE           LOSSES
-------------------------------  --------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored             $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                          292,815         288,566         (4,249)
States, municipalities &
 political subdivisions                 113,330         106,391         (6,939)
International Governments                18,533          17,987           (546)
All other corporate including
 international                        1,080,696       1,041,553        (39,143)
All other corporate-asset
 backed                                 798,966         704,543        (94,423)
Hybrid securities                        90,012          78,457        (11,555)
                                     ----------      ----------      ---------
         TOTAL FIXED MATURITIES       2,832,319       2,636,544       (195,775)
Comon stock -- unaffiliated                   2              --             (2)
Comon stock -- affiliated             1,077,880         741,811       (336,069)
Preferred stock -- unaffiliated           8,466           6,764         (1,702)
                                     ----------      ----------      ---------
                   TOTAL EQUITY       1,086,348         748,575       (337,773)
                                     ----------      ----------      ---------
               TOTAL SECURITIES      $3,918,667      $3,385,119      $(533,548)
                                     ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to decline in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                                   LESS THAN 12 MONTHS
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,633          81,554         (1,079)
States, municipalities & political
 subdivisions                               27,640          26,382         (1,258)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             408,021         391,755        (16,266)
All other corporate-asset backed           683,679         578,444       (105,235)
Hybrid securities                               --              --             --
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   3,311,848       3,112,413       (199,435)
Common stock -- unaffiliated                    --              --             --
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated                 --              --             --
                                        ----------      ----------      ---------
                          TOTAL EQUITY     283,115         233,333        (49,782)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $3,594,963      $3,345,746      $(249,217)
                                        ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                    $ --            $ --           $ --
 -- guaranteed & sponsored -- asset
  backed                                       122             118             (4)
States, municipalities & political
 subdivisions                               36,135          27,228         (8,907)
International Governments                       --              --             --
All other corporate including
 international                             385,451         358,067        (27,384)
All other corporate-asset backed           603,351         461,858       (141,493)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                                  --              --             --
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   1,169,468         968,315       (201,153)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                      --              --             --
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY      53,886          43,194        (10,692)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $1,223,354      $1,011,509      $(211,845)
                                        ----------      ----------      ---------

                                                          TOTAL
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,755          81,672         (1,083)
States, municipalities & political
 subdivisions                               63,775          53,610        (10,165)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             793,472         749,822        (43,650)
All other corporate-asset backed         1,287,030       1,040,302       (246,728)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   4,481,316       4,080,728       (400,588)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY     337,001         276,527        (60,474)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $4,818,317      $4,357,255      $(461,062)
                                        ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to CMBS, asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments ("OTTI") on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43 -- Revised.

                                                   BOOK/ADJ.
                                                 CARRYING VALUE
           DATE OF                                 AMORTIZED
          FINANCIAL                               COST BEFORE       PRESENT VALUE
          STATEMENT                              CURRENT PERIOD     OF PROJECTED
        WHEN INITIALLY                                OTTI           CASH FLOWS
           REPORTED                CUSIP          (IN DOLLARS)      (IN DOLLARS)
---------------------------------------------------------------------------------
          9/30/2009                00503NAB7        $7,535,388        $1,959,990
          9/30/2009                00503NAC5           462,707           143,832
          9/30/2009                05947UHT8         3,987,817         3,981,363
          9/30/2009                059497BW6         9,725,618         9,468,201
          9/30/2009                059500BK3           324,723           301,919
          9/30/2009                07383FYN2         1,426,119         1,353,732
          9/30/2009                07388NAX4         8,656,256         6,740,942
          9/30/2009                1248MBAJ4           999,970           837,548
          9/30/2009                15188RAB8           985,186            77,012
          9/30/2009                15188RAC6           103,020            34,782
          9/30/2009                173067AJ8         1,373,631         1,082,028
          9/30/2009                22540VV33         2,653,742         2,644,326
          9/30/2009                22541NVA4         2,380,022         2,338,979
          9/30/2009                22545XBB8         2,034,495         1,474,961
          9/30/2009                36158YBE8           929,981           920,612
          9/30/2009                361849N65         1,365,928           690,903
          9/30/2009                46625MCY3           644,072           572,349
          9/30/2009                46625MKQ1         1,741,503         1,562,569
          9/30/2009                46625YJP9           787,944           729,302
          9/30/2009                46625YWE9         3,076,000         2,571,757
          9/30/2009                51804WAC4         1,081,428            30,116
          9/30/2009                51804XAU2           742,470            11,524
          9/30/2009                55312YBD3         2,224,569         1,767,229
          9/30/2009                75970JAU0            10,731             9,123
          9/30/2009                75970QAQ3           448,316           395,098
          9/30/2009                78402KAA3           769,074           135,713
          9/30/2009                78402KAB1           135,046            36,892
          9/30/2009                92978TBU4         5,534,393         3,809,262
          9/30/2009                93364LAD0         7,945,532         5,903,490
          12/31/2009               12669RAC1           999,360           351,328
          12/31/2009               23243NAF5         8,660,779         4,126,189
          12/31/2009               46627QBD9         1,806,424         1,169,582
          12/31/2009               75970JAU0             7,970               344
          12/31/2009               75970QAP5           307,481           137,383
          12/31/2009               75970QAQ3           319,219           158,497
          3/31/2010                00503NAB7         1,693,311         1,186,748
          3/31/2010                46627QBD9         1,160,155         1,142,892
          6/30/2010                00503NAB7         1,050,813           497,908
          6/30/2010                22541NNJ4         5,519,877         4,981,232
          6/30/2010                51804XAU2             5,042                --
          9/30/2010                00503NAB7           339,385                --
          12/31/2010               00503NAC5           112,678                --
          12/31/2010               46627QBD9         1,113,437         1,052,711
                                                  ------------      ------------
                                       TOTAL       $93,181,612       $66,390,368
                                                  ------------      ------------


           DATE OF
          FINANCIAL                                 AMORTIZED        FAIR
          STATEMENT              RECOGNIZED         COST AFTER     VALUE AT
        WHEN INITIALLY              OTTI               OTTI      TIME OF OTTI
           REPORTED             (IN DOLLARS)       (IN DOLLARS)  (IN DOLLARS)
------------------------------  ---------------------------------------------
          9/30/2009               $(5,575,398)       $1,959,990      $607,018
          9/30/2009                  (318,875)          143,832       605,000
          9/30/2009                    (6,454)        3,981,363     3,980,969
          9/30/2009                  (257,417)        9,468,201     8,381,882
          9/30/2009                   (22,804)          301,919       279,440
          9/30/2009                   (72,387)        1,353,732     1,587,169
          9/30/2009                (1,915,314)        6,740,942     6,301,194
          9/30/2009                  (162,422)          837,548       393,426
          9/30/2009                  (908,174)           77,012       251,926
          9/30/2009                   (68,238)           34,782       111,797
          9/30/2009                  (291,603)        1,082,028     1,532,755
          9/30/2009                    (9,416)        2,644,326     2,502,017
          9/30/2009                   (41,043)        2,338,979     2,347,354
          9/30/2009                  (559,534)        1,474,961     1,358,469
          9/30/2009                    (9,369)          920,612       866,016
          9/30/2009                  (675,025)          690,903       946,149
          9/30/2009                   (71,723)          572,349       526,565
          9/30/2009                  (178,934)        1,562,569     1,521,277
          9/30/2009                   (58,642)          729,302       741,670
          9/30/2009                  (504,243)        2,571,757     3,146,164
          9/30/2009                (1,051,312)           30,116        86,608
          9/30/2009                  (730,946)           11,524        36,450
          9/30/2009                  (457,340)        1,767,229     1,494,736
          9/30/2009                    (1,608)            9,123         1,859
          9/30/2009                   (53,218)          395,098       173,005
          9/30/2009                  (633,361)          135,713       135,000
          9/30/2009                   (98,154)           36,892        45,000
          9/30/2009                (1,725,131)        3,809,262     4,213,330
          9/30/2009                (2,042,042)        5,903,490     2,400,000
          12/31/2009                 (648,032)          351,328       351,285
          12/31/2009               (4,534,590)        4,126,189     2,820,805
          12/31/2009                 (636,842)        1,169,582     1,055,039
          12/31/2009                   (7,626)              344           169
          12/31/2009                 (170,098)          137,383       140,425
          12/31/2009                 (160,722)          158,497       153,320
          3/31/2010                  (506,563)        1,186,748       364,211
          3/31/2010                   (17,263)        1,142,892     1,142,892
          6/30/2010                  (552,905)          497,908       333,860
          6/30/2010                  (538,645)        4,981,232     4,846,253
          6/30/2010                    (5,042)               --            --
          9/30/2010                  (339,385)               --            --
          12/31/2010                 (112,678)               --            --
          12/31/2010                  (60,726)        1,052,711     1,613,441
                                -------------      ------------  ------------
                                 $(26,791,244)      $66,390,368   $59,395,945
                                -------------      ------------  ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
           Company has the ability to access at the measurement date. Level 1 securities include open- ended mutual funds reported in Separate Account assets.
Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Included in the Level 2 category are derivative instruments that have no significant unobservable market inputs.
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
           (including assumptions about risk). Level 3 securities include less liquid securities such as lower quality asset-backed securities. Also included in Level 3 are certain complex derivative securities, including a customized GMWB hedging derivative. Because Level 3 fair values, by their nature, contain one or more significant unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and liabilities carried at fair value by hierarchy level.

                                                                   QUOTED PRICES
                                                                     IN ACTIVE              SIGNIFICANT            SIGNIFICANT
                                                                    MARKETS FOR             OBSERVABLE            UNOBSERVABLE
                                                                 IDENTICAL ASSEDECEMBER 31, 2010PUTS                 INPUTS
                                                  TOTAL              (LEVEL 1)               (LEVEL 2)              (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed                   $644                 $ --                   $ --                   $644
Common Stocks                                        7,589                7,585                     --                      4
                                               -----------          -----------              ---------              ---------
                       TOTAL BONDS AND STOCKS        8,233                7,585                     --                    648
Derivative assets
Credit derivatives                                  (6,867)                  --                 (6,832)                   (35)
Foreign exchange derivatives                        78,416                   --                 78,416                     --
Interest rate derivatives                          (11,257)                  --                (11,342)                    85
Variable annuity hedging derivatives and
 macro hedge program                               805,570                   --                117,524                688,046
                                               -----------          -----------              ---------              ---------
                      TOTAL DERIVATIVE ASSETS      865,862                   --                177,766                688,096
Separate Account assets (1)                     58,399,199           58,399,199
                                               -----------          -----------
     TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE  $59,273,294          $58,406,784               $177,766               $688,744
                                               -----------          -----------              ---------              ---------
Liabilities accounted for at fair value
Derivative liabilities
Credit derivatives                                  $1,365                 $ --                   $129                 $1,236
Foreign exchange derivatives                        (5,727)                  --                 (5,727)                    --
Interest rate derivatives                           (5,602)                  --                 (5,602)                    --
Variable annuity hedging derivatives and
 macro hedge program                               (58,499)                  --                (81,298)                22,799
                                               -----------          -----------              ---------              ---------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE     $(68,463)                $ --               $(92,498)               $24,035
                                               -----------          -----------              ---------              ---------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums. The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2010, 97% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. The Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The table below provides a fair value roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

                                                        TOTAL REALIZED/UNREALIZED
                                    FAIR VALUE         GAINS (LOSSES) INCLUDED IN:
                                  AS OF JAN. 1,           NET
ASSET (LIABILITY)                      2010            INCOME (1)          SURPLUS
-----------------------------------------------------------------------------------------
ASSETS
All other corporate --                    $223             $(9)                $(341)
 asset-backed
Preferred Stocks                           405              --                    --
Common Stocks                                4              --                    --
                                    ----------            ----            ----------
       TOTAL BONDS AND STOCKS            $ 632            $ (9)               $ (341)
Derivatives
 Credit derivatives                         --              --                 1,079
 Interest rate derivatives                 688              --                  (603)
  Variable annuity hedging             326,145              --              (362,519)
   derivatives and macro
   hedge program
                                    ----------            ----            ----------
        TOTAL DERIVATIVES (3)         $326,833            $ --             $(362,043)
                                    ----------            ----            ----------

                                    PURCHASES,                                               FAIR VALUE
                                    ISSUANCES           TRANSFERS        TRANSFERS             AS OF
                                       AND                IN TO            OUT OF           DECEMBER 31,
ASSET (LIABILITY)                  SETTLEMENTS         LEVEL 3 (2)      LEVEL 3 (2)             2010
-----------------------------  -----------------------------------------------------------------------------
ASSETS
All other corporate --                    $408             $381              $(18)                 $644
 asset-backed
Preferred Stocks                          (162)              --              (243)                   --
Common Stocks                               --               --                --                     4
                                    ----------            -----            ------            ----------
       TOTAL BONDS AND STOCKS            $ 246            $ 381            $ (261)                $ 648
Derivatives
 Credit derivatives                        122               --                --                 1,201
 Interest rate derivatives                  --               --                --                    85
  Variable annuity hedging             747,219               --                --               710,845
   derivatives and macro
   hedge program
                                    ----------            -----            ------            ----------
        TOTAL DERIVATIVES (3)         $747,341             $ --              $ --              $712,131
                                    ----------            -----            ------            ----------

(1) All amounts in these columns are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

The following fair value measurement information as of December 31, 2009 is based on disclosure guidance developed by the NAIC/AICPA Task Force prior to the finalization of SSAP No. 100 (Fair Value Measurements).

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The following tables provide information as of December 31, 2009 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                        QUOTED PRICES
                                                          IN ACTIVE
                                                         MARKETS FOR                SIGNIFICANT               SIGNIFICANT
                                                          IDENTICAL                  OBSERVABLE              UNOBSERVABLE
                                                            ASSETS    DECEMBER 31, 2009INPUTS                   INPUTS
                                    TOTAL                 (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE
All other corporate --
 asset-backed                             $ --                    $ --                      $ --                     $ --
Common Stocks                            6,687                   6,683                        --                        4
                                --------------          --------------              ------------              -----------
        TOTAL BONDS AND STOCKS           6,687                   6,683                        --                        4
Derivative assets
GMWB hedging instruments               140,611                      --                        --                  140,611
Macro hedge program                    177,739                      --                    16,038                  161,701
Other derivative assets                 (2,339)                     --                   (12,981)                  10,642
                                --------------          --------------              ------------              -----------
       TOTAL DERIVATIVE ASSETS         316,011                      --                     3,057                  312,954
Separate Account assets (1)         59,063,044              59,063,044                        --                       --
                                --------------          --------------              ------------              -----------
 TOTAL ASSETS ACCOUNTED FOR AT
                    FAIR VALUE     $59,385,742             $59,069,727                    $3,057                 $312,958
                                --------------          --------------              ------------              -----------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE
Derivative liabilities
GMWB hedging instruments             $(186,725)                   $ --                 $(186,725)                    $ --
Macro hedge program                     21,139                      --                    (2,694)                  23,833
Other derivative liabilities           (24,938)                     --                   (14,984)                  (9,954)
                                --------------          --------------              ------------              -----------
   TOTAL LIABILITIES ACCOUNTED
             FOR AT FAIR VALUE       $(190,524)                   $ --                 $(204,403)                 $13,879
                                --------------          --------------              ------------              -----------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The table below provides a fair value rollforward for the year ending December 31, 2009 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                       COMMON         GMWB HEDGING          MACRO HEDGE             OTHER
                                       STOCK          INSTRUMENTS             PROGRAM            DERIVATIVES        TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09                      $4            $1,577,937              $134,852               $655         $1,713,48
                                        ----          ------------          ------------          ---------      ------------
Realized/unrealized gains (losses)
 included in:
 Net income                               --                    --                    --                 --                --
 Unrealized gains and losses              --              (493,111)             (240,114)               241          (732,984)
 Purchases, issuances, and
  settlements                             --              (944,215)              290,796               (208)         (653,627)
Transfers in (out) of Level 3             --                    --                    --                 --                --
                                        ----          ------------          ------------          ---------      ------------
Fair value at 12/31/09                     4               140,611               185,534                688           326,837
                                        ----          ------------          ------------          ---------      ------------
 TOTAL GAINS AND (LOSSES) INCLUDED
         IN INCOME ATTRIBUTABLE TO
 INSTRUMENTS HELD AT THE REPORTING
                              DATE      $ --             $(249,433)            $(192,831)           $(1,278)        $(443,542)
                                        ----          ------------          ------------          ---------      ------------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of Separate Account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS AS OF DECEMBER 31, 2009

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009:

                                                          AS OF DECEMBER 31, 2009
                                               QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                   $ --                               $12
Preferred Stock                  5,390                     --                             4,985

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT
                                  UNOBSERVABLE INPUTS              TOTAL GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                     $223                        $(5,189)
Preferred Stock                            405                        (16,058)

Bonds include those securities that are ineligible to be carried at amortized cost by the Securities Valuation Office ("SVO") and have a fair value that is less than amortized cost as of December 31, 2009. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market. The following table presents carrying amounts and fair values of the Company's financial instruments as of December 31, 2010 and December 31, 2009.

                                                              2010                                      2009
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
                                                   VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $11,069,389           11,316,260          $10,061,445            9,919,684
 Preferred stocks                                       8,902                7,200               73,901               67,721
 Common stocks                                        749,401              749,401            1,111,915            1,111,915
 Mortgage loans                                       436,752              446,075              490,227              446,456
 Derivative related assets (1)                        865,862              870,447              324,260              326,218
 Contract loans                                       364,509              360,979              352,829              352,829
 Separate Account assets                           58,399,199           58,399,199           59,063,044           59,063,044
Liabilities
 Liability for deposit type contracts                $(67,566)            $(67,566)            $(70,613)            $(70,613)
 Derivative related liabilities (1)                   (68,463)             (68,463)            (192,245)            (190,893)
 Separate Account liabilities                     (58,399,199)         (58,399,199)         (59,063,044)         (59,063,044)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2010 and 2009, with a fair value asset position of $856,795 and $316,011, respectively, and a liability position of $(68,463) and $(190,524), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2010 and 2009. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2010 and 2009, of $186,947 and $(22,081), respectively.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of liability for deposit type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

5. INCOME TAXES

A. The Components of the Net Deferred Tax Asset/(Liability) at period end and the change in those components are as follows:

1.

                                                2010
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax
 Assets (DTA)               $1,123,942          $156,549         $1,280,491
Statutory Valuation
 Allowance                          --                --                 --
                          ------------       -----------       ------------
Adjusted Gross Deferred
 Tax Assets                  1,123,942           156,549          1,280,491
Gross Deferred Tax
 Liabilities (DTL)            (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test            $658,652          $156,549           $815,201
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.a.
 Carryback Period                 $ --              $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one
 year                          450,572            10,219            460,791
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                      --                --            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                 352,723            10,219            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                 465,290                --            465,290
                          ------------       -----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period
                                    --                --                 --
Paragraph 10.e.ii.a.
 Additional DTA's
 Realized within three
 years                         205,146                --            205,146
Paragraph
 10.e.ii.b.Additional
 15% Surplus Limitation
 (see Note A below)                 --                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a.
 or b.)                        181,471                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset
 against DTL's                      --                --                 --
                          ------------       -----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b,
 c, ei, eii and eiii
 above)                        999,484            10,219          1,009,703
Deferred Tax Liability        (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Admitted Deferred
 Tax Asset/(Liability)        $534,194           $10,219           $544,413
                          ------------       -----------       ------------
Non-admitted Deferred
 Tax Asset                    $124,458          $146,330           $270,788
                          ------------       -----------       ------------

                                                 2009
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                         $914,270         $121,481         $1,035,751
Statutory Valuation
 Allowance                           --               --                 --
                            -----------       ----------       ------------
Adjusted Gross Deferred
 Tax Assets                     914,270          121,481          1,035,751
Gross Deferred Tax
 Liabilities (DTL)             (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test             $653,629         $121,481           $775,110
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                            $ --             $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one year       129,174            5,998            135,172
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                       --               --            464,467
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                  129,174            5,998            135,172
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                  260,641               --            260,641
                            -----------       ----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period                              --               --                 --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years             266,358               --            266,358
Paragraph
 10.e.ii.b.Additional 15%
 Surplus Limitation (see
 Note A below)                       --               --            561,528
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a. or
 b.)                            266,358               --            266,358
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset against
 DTL's                               --               --                 --
                            -----------       ----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b, c,
 ei, eii and eiii above)        656,173            5,998            662,171
Deferred Tax Liability         (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Admitted Deferred Tax
Asset/(Liability)              $395,532           $5,998           $401,530
                            -----------       ----------       ------------
Non-admitted Deferred Tax
 Asset                         $258,097         $115,483           $373,580
                            -----------       ----------       ------------

                                           CHANGE DURING 2010
                              ORDINARY           CAPITAL           TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                           $209,672         $35,068          $244,740
Statutory Valuation
 Allowance                             --              --                --
                              -----------       ---------       -----------
Adjusted Gross Deferred Tax
 Assets                           209,672          35,068           244,740
Gross Deferred Tax
 Liabilities (DTL)               (204,649)             --          (204,649)
                              -----------       ---------       -----------
Net Deferred Tax Asset
Before Admissibility Test          $5,023         $35,068           $40,091
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                              $ --            $ --              $ --
Paragraph 10.b.i. DTA's
 Realized within one year         321,398           4,221           325,619
Paragraph 10.b.ii. 10%
 Surplus Limitation (See
 Note A below)                         --              --          (101,525)
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.b.                  223,549           4,221           227,770
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                    204,649              --           204,649
                              -----------       ---------       -----------
Paragraph 10.e.i. Additional
 Carryback period
                                       --              --                --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years               (61,212)             --           (61,212)
Paragraph 10.e.ii.b.
 Additional 15% Surplus
 Limitation (See Note A
 below)                                --              --          (380,057)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.ii.            (84,887)             --           (84,887)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.iii.
 Offset against DTL's                  --              --                --
                              -----------       ---------       -----------
Admitted Deferred Tax Asset
 (sum of 10a, b, c, ei, eii
 and eiii above)                  343,311           4,221           347,532
Deferred Tax Liability           (204,649)             --          (204,649)
                              -----------       ---------       -----------
Change in Net Admitted
Deferred Tax
Asset/(Liability)                $138,662          $4,221          $142,883
                              -----------       ---------       -----------
Change in Non-admitted
 Deferred Tax Asset             $(133,639)        $30,847         $(102,792)
                              -----------       ---------       -----------

Note A -- Not applicable by component, only in total.

2. The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ending December 31, 2010.

3. The availability of tax-planning strategies resulted in an increase of the Company's adjusted gross DeferRed Tax Assets by approximately 0% of which approximately 0% and 0% was capital and ordinary for tax purposes, respectively. Available tax planning strategies increased the Company's net admitted deferred tax assets by approximately 14% of which approximately 2% and 12% was capital and ordinary for tax purposes, respectively.

4.   Risk Based Capital Level

                                                 WITH
                               PARAGRAPHS      PARAGRAPH
                                10.A.-C.         10.E.           DIFFERENCE
--------------------------------------------------------------------------------
Admitted Deferred Tax Assets       $362,942       $544,413         $181,471
Admitted Assets                  73,445,450     73,626,921          181,471
Statutory Surplus                 3,881,068      4,062,539          181,471
Total Adjusted Capital            3,898,066      4,079,537          181,471
Authorized Control Level
 used in 10.d.                      164,366        168,903            4,537

B.  Deferred Tax Liabilities are not recognized for the following amounts:

      Not applicable

C. The Components of Current Income Tax Expense are as follows:

                              2010              2009               2008
--------------------------------------------------------------------------------
Federal Taxes Before
 Capital Gains, NOL, and
 AMT                          $266,874          $611,746          $(479,071)
Foreign Taxes                  (33,836)               --                 --
NOL
 Limitation/(Utilization)      (91,112)         (219,123)           230,834
Alternative Minimum Tax          2,399                --             (6,233)
Prior Period Adjustments
 and Other                    (209,820)           54,085              8,725
                           -----------       -----------       ------------
    TOTAL CURRENT FEDERAL
    INCOME TAXES INCURRED     $(65,495)         $446,708          $(245,745)
                           -----------       -----------       ------------

The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                  2010              2009             CHANGE
--------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 ORDINARY ASSETS
  Reserves                                         $397,746         $338,545           $59,201
  Tax Deferred Acquisition Costs                    274,393          289,234           (14,841)
  Employee Benefits                                   6,407            4,544             1,863
  Bonds and Other Investments                       241,902           11,245           230,657
  Unrealized Ordinary Gains/(Losses)                 33,547           73,229           (39,682)
  Minimum Tax Credit/Foreign Tax Credits            156,094          165,638            (9,544)
  Other                                              13,853           31,835           (17,982)
                                              -------------      -----------       -----------
    SUBTOTAL GROSS ORDINARY DEFERRED TAX
                                   ASSET          1,123,942          914,270           209,672
 Adjustments to Gross Ordinary Deferred
  Tax Assets                                             --               --                --
                                              -------------      -----------       -----------
  TOTAL ADJUSTED GROSS ORDINARY DEFERRED
                              TAX ASSETS         $1,123,942         $914,270          $209,672
                                              -------------      -----------       -----------
 Non-admitted Ordinary Deferred Tax
  Assets                                           $124,458         $258,097         $(133,639)
                                              -------------      -----------       -----------
 Admitted Ordinary Deferred Tax Assets             $999,484         $656,173          $343,311
                                              -------------      -----------       -----------
 CAPITAL ASSETS
  Bonds and Other Investments                      $108,023         $106,353            $1,670
  Unrealized Gains/(Losses)                          48,526           15,128            33,398
                                              -------------      -----------       -----------
     SUBTOTAL GROSS CAPITAL DEFERRED TAX
                                   ASSET            156,549          121,481            35,068
 Adjustments to Gross Capital Deferred
  Tax Assets                                             --               --                --
   TOTAL ADJUSTED GROSS CAPITAL DEFERRED
                              TAX ASSETS          $ 156,549        $ 121,481          $ 35,068
 Nonadmitted Capital Deferred Tax Assets           $146,330         $115,483           $30,847
                                              -------------      -----------       -----------
 Admitted Capital Deferred Tax Assets               $10,219           $5,998            $4,221
                                              -------------      -----------       -----------
      TOTAL ADMITTED DEFERRED TAX ASSETS         $1,009,703         $662,171          $347,532
                                              -------------      -----------       -----------

                                              2010               2009              CHANGE
------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
 ORDINARY LIABILITIES
  Bonds and Other Investments                 $(242,823)         $(162,543)         $(80,280)
  Employee Benefits                              (2,094)            (2,380)              286
  Deferred and Uncollected                      (23,194)           (24,376)            1,182
  Reserves                                     (176,330)           (65,192)         (111,138)
  Other                                         (20,849)            (6,150)          (14,699)
                                          -------------      -------------      ------------
       TOTAL GROSS ORDINARY DEFERRED TAX
                             LIABILITIES      $(465,290)         $(260,641)        $(204,649)
                                          -------------      -------------      ------------
      TOTAL ADJUSTED DEFERRED TAX ASSETS    $ 1,280,491        $ 1,035,751         $ 244,740
          TOTAL DEFERRED TAX LIABILITIES       (465,290)          (260,641)         (204,649)
                                          -------------      -------------      ------------
       NET ADJUSTED DEFERRED TAX ASSETS/
                           (LIABILITIES)       $815,201           $775,110            40,091
                                          -------------      -------------      ------------
Adjust for the Change in Deferred Tax on
 Unrealized Gains/Losses                                                               6,285
Adjust for the Stock Compensation
 Transfer                                                                                665
Other Adjustments                                                                         --
Adjusted Change in Net Deferred Income
 Tax                                                                                 $47,041

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The sum of the income tax incurred and the change in the deferred tax asset/liability is different from the result obtained by applying the statutory federal income tax rate to the pre-tax net income. The significant items causing this difference are as follows:

                                               2010           % OF PRE-TAX       2009
                                            TAX EFFECT           INCOME       TAX EFFECT
---------------------------------------------------------------------------------------------
Statutory Tax -- 35%                           $13,797             35.00%        $998,990
Tax Preferred Investments                      (92,800)          (235.41)%        (97,710)
Affiliated Dividends                           (49,000)          (124.30)%             --
Foreign Tax Credits                                 --              0.00%              --
IMR Adjustments                                 18,492             46.91%              --
IRS Audit Adjustments                             (887)            (2.25)%        (17,055)
Correction of Deferred
Balances                                        18,171             46.10%              --
Gain on Reinsurance
Booked to Surplus                                   --              0.00%              --
Change in Basis of Reserves
Booked to Surplus                                   --              0.00%              --
All Other                                        4,664             11.83%         (14,118)
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------
Federal and Foreign Income
Taxes Incurred                                $(65,495)          (166.14)%       $446,708
Federal Income Tax on Net
Capital Gains                                   24,973             63.35%          (1,061)
Change in Net Deferred
Income Taxes                                   (47,041)          (119.33)%        424,460
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------

                                         % OF PRE-TAX        2008           % OF PRE-TAX
                                            INCOME        TAX EFFECT           INCOME
--------------------------------------  --------------------------------------------------
Statutory Tax -- 35%                          35.00%        $(780,261)           35.00%
Tax Preferred Investments                     (3.42)%        (105,214)            4.72%
Affiliated Dividends                           0.00%               --             0.00%
Foreign Tax Credits                            0.00%          (12,910)            0.58%
IMR Adjustments                                0.00%               --             0.00%
IRS Audit Adjustments                         (0.60)%              --             0.00%
Correction of Deferred
Balances                                       0.00%               --             0.00%
Gain on Reinsurance
Booked to Surplus                              0.00%            2,846            (0.13)%
Change in Basis of Reserves
Booked to Surplus                              0.00%           (8,377)            0.38%
All Other                                     (0.49)%         (11,547)            0.52%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------
Federal and Foreign Income
Taxes Incurred                                15.66%        $(245,745)           11.02%
Federal Income Tax on Net
Capital Gains                                 (0.04)%            (467)            0.02%
Change in Net Deferred
Income Taxes                                  14.87%         (669,251)           30.03%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------

E. 1. At December 31, 2010, the Company had $0 of net operating loss carryforward and $0 of foreign tax credit carryforward.

       2. The amount of federal income taxes incurRed in the current year and prior years that will be available for recoupment in the event of future net losses are:

2010                                                                    $168,857
2009                                                                    $192,718
2008                                                                        $ --

     3.   The aggregate amounts of deposits reported as admitted assets under
          Section 6603 of the Internal Revenue Service ("IRS") Code was $0 as of December 31, 2010.

F. 1. The Company's federal income tax return is consolidated within The Hartford consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                        Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company                Hartford Lloyd's Corporation
Hartford Casualty Insurance Company                    1st AgChoice, Inc.
Hartford Underwriters Insurance Company                ClaimPlace, Inc.
Twin City Fire Insurance Company                       Access CoverageCorp, Inc.
Pacific Insurance Company, Limited                     Access CoverageCorp Technologies, Inc.
Trumbull Insurance Company                             Hartford Casualty General Agency, Inc.
Hartford Insurance Company of Illinois                 Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Strategic Investments LLC
Hartford Insurance Company of the Southcast            Hartford Life, Inc.
Hartford Lloyd's Insurance Company                     Hartford Life and Accident Insurance Company
Property & Casualty Insurance Co. of Hartford          Hartford Life International Ltd.
Sentinel Insurance Company, Ltd.                       Hartford Equity Sales Company, Inc.
First State Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Insurance Company                          Hartford Securities Distribution Company, Inc.
New England Reinsurance Corporation                    The Evergreen Group, Incorporated
Fencourt Reinsurance Company, Ltd.                     Hartford Administrative Services Company
Heritage Reinsurance Co., Ltd.                         Woodbury Financial Services, Inc.
New Ocean Insurance Co., Ltd.                          Hartford Life, Ltd.
Hartford Investment Management Co.                     Hartford Life Alliance, LLC
HARCO Property Services, Inc.                          Hartford Life Insurance Company
Four Thirty Seven Land Company, Inc.                   Hartford Life and Annuity Insurance Company
HRA, Inc.                                              Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           Hartford Hedge Fund Company, LLC
Hartford Technology Services Company                   American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Specialty Company                             Federal Trust Corporation
Federal Trust Bank                                     White River Life Reinsurance Company
Federal Trust Mortgage Company                         Hartford of Texas General Agency, Inc.
FTB Financial Services, Inc

     2.   Federal Income Tax Allocation

           The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by The Hartford's Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6.  REINSURANCE

The amount of reinsurance recoverables from and payables to reinsurers were $30,695 and $263,290 respectively, as of December 31, 2010 and $46,981 and $401,012 respectively, as of December 31, 2009.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate Reserves for Life and
Accident and Health Policies                                        $9,741,575    $3,144,059     $(4,095,902)          $8,789,732
Policy and Contract Claim Liabilities                                   54,934        10,325         (23,616)              41,643
Premium and Annuity Considerations                                   2,667,556       652,324      (2,209,840)           1,110,040
Death, Annuity, Disability and Other Benefits                          487,561       390,966        (172,286)             706,241
Surrenders and Other Fund Withdrawals                                8,302,517       209,026      (8,228,197)             283,346

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and
Accident and Health Policies                                   $8,933,892    $2,900,085     $(3,700,222  )        $8,133,755
Policy and Contract Claim Liabilities                              57,231         8,119         (31,367  )            33,983
Premium and Annuity Considerations                              3,748,791       332,507     (59,184,583  )       (55,103,285  )
Death, Annuity, Disability and Other Benefits                     414,537       348,187        (135,526  )           627,198
Surrenders and Other Fund Withdrawals                           7,148,344       295,272      (2,041,820  )         5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and
Accident and Health Policies                                       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                   55,343        11,186         (32,693)              33,836
Premium and Annuity Considerations                                   7,861,654     2,322,174        (831,321)           9,352,507
Death, Annuity, Disability and Other Benefits                          515,171       343,069        (200,178)             658,062
Surrenders and Other Fund Withdrawals                                9,660,930       429,781        (125,658)           9,965,053

  a.   EXTERNAL REINSURANCE

       The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $234,315 in 2010, a decrease of $3,087 from the 2009 balance of $237,402. The total amount of reinsurance credits taken for this agreement is $360,485 in 2010, a decrease of $4,749 from the 2009 balance of $365,234.

The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance arrangements with Hartford Life Insurance K.K.("HLIKK") a Japanese based affiliate and a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed GMDB on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $160,823, $161,329 and $110,364 for the year ended December 31, 2010,
    2009 and 2008, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle GMAB, GMIB and GMDB riders. The GMAB provides the policyholder with GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $824, $11,357 and $2,040,623 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,413, $3,398 and $1,203 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,952, $2,772 and $696 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into a modified coinsurance ("MODCO") reinsurance agreement with affiliate Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd., effective November 1, 2010, where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement, the Company recorded a net receivable of $21,952 and collected premiums of $344,271 for the year ended December 31, 2010.

C. REINSURANCE CEDED TO WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a MODCO and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under MODCO, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through MODCO adjustments. The Company reported $589,622 in amounts receivable from reinsurers and $380,050, a reinsurance payable, in other liabilities, for a net receivable position from WRR of $209,572 and paid premiums of $58,332,509 for the year ended December 31, 2009.

Effective November 1, 2010, the Company amended it's existing MODCO reinsurance agreement and coinsurance with funds withheld reinsurance arrangement with WRR to cede, on a MODCO basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR treaties, for the year ended December 31, 2010, the Company recorded a net payable of $247,758 within other liabilities; a liability for funds held under reinsurance treaties of $237,537 and paid premiums of $1,558,884.

D. REINSURANCE CEDED TO CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company entered into a coinsurance with funds withheld and a MODCO reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring yearly renewable term ("YRT) reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus. The Company reported paid premiums of $348,509, $567,248 and $522,811 for years ended December 31, 2010, 2009 and 2008, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2010
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $2,589               $2,935
Ordinary Renewal                                14,840               22,579
Group Life                                          60                   41
                                             ---------            ---------
                                      TOTAL    $17,489              $25,555
                                             ---------            ---------

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473               $3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2010 and 2009, the Company reported $26,596 and $20,453, respectively, as a receivable from and $45,866 and $46,166, respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POST EMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

For the years ended December 31, 2010, 2009 and 2008, the Company incurred expense related to the Pension Plans of approximately $15,266, $19,400 and $10,523, respectively, related to their allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax efFective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2010, 2009 and 2008, the Company incurRed expense related to the other postretirement benefit plans of approximately $1,568, $2,140 and $1,907, respectively.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2010, 2009 and 2008 was $5,756, $5,996 and $4,825, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid by State of Connecticut life insurance companies to shareholders is restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are not cumulative. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations. In 2010 and 2009, ordinary dividends of $72,000 and $0, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $768,662 in 2011.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $58,419,988 and $59,079,204 as of December 31, 2010 and 2009, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2010 and 2009, the Company Separate Account statement included legally insulated assets of $58,419,988 and $59,079,204, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the statutory statements of operations.

Separate Account fees, net of minimum guarantees, were $1,172,978, $1,165,306 and $1,363,868 for the years ended December 31, 2010, 2009 and 2008, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2010 is as follows:

                                                        NONINDEXED
                                                        GUARANTEED        NONINDEXED
                                                        LESS THAN         GUARANTEED          NONGUARANTEED
                                                         OR EQUAL         MORE THAN              SEPARATE
                                        INDEXED           TO 4%               4%                 ACCOUNTS              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits
 for the year ended 2010
                                          $ --             $ --              $ --                 $1,066,846           $1,066,846
                                          ----             ----              ----             --------------       --------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                --               --                --                 57,145,012           57,145,012
  Amortized cost                            --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                     TOTAL RESERVES         --               --                --                 57,145,012           57,145,012
                                          ----             ----              ----             --------------       --------------
 By withdrawal characteristics:
  Subject to discretionary
   withdrawal                               --               --                --                         --                   --
  With FV                                   --               --                --                         --                   --
  At BV without FV adjustment and
   with surrender charge of 5% or
   more                                     --               --                --                         --                   --
  At fair value                             --               --                --                 57,039,179           57,039,179
  At BV without FV adjustment and
   with surrender charge of less
   than 5%                                  --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                           SUBTOTAL         --               --                --                 57,039,179           57,039,179
  Not subject to discretionary
   withdrawal                               --               --                --                    105,833              105,833
                                          ----             ----              ----             --------------       --------------
                              TOTAL       $ --             $ --              $ --                $57,145,012          $57,145,012
                                          ----             ----              ----             --------------       --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                           $1,066,846           $1,658,014           $3,572,439
Transfer from Separate Accounts                                         (7,208,445  )        (5,464,863  )        (5,260,541  )
                                                                    --------------  ---  --------------  ---  --------------
Net Transfer (from) to Separate Accounts                                (6,141,599  )        (3,806,849  )        (1,688,102  )
Internal Exchanges & Other Separate Account Activity                        (2,822  )              (672  )            16,421
                                                                    --------------  ---  --------------  ---  --------------
Transfer (from) to Separate Accounts on the Statement of
 Operations                                                            $(6,144,421  )       $(3,807,521  )       $(1,671,681  )
                                                                    --------------  ---  --------------  ---  --------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford Mutual Funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against Hartford Investment Financial Services, LLC in the United States District Court for the District of New Jersey on behalf of six additional Hartford Mutual Funds. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiff in the New Jersey action seeks recovery of lost earnings. HIFSCO disputes the allegations, has moved to dismiss the Delaware action, and intends to move to dismiss the New Jersey action.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $169, $(19) and $202 in 2010, 2009 and 2008 respectively, of which $34, $498 and $108 in 2010, 2009 and 2008 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $2,739 and $3,614 as of December 31, 2010 and 2009, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for space and equipment used by The Hartford's life insurance companies was $6,942, $9,705 and $6,142 in 2010, 2009 and 2008, respectively. Future minimum rental commitments are as follows:

2011                                                                 $5,779
2012                                                                  4,014
2013                                                                  2,921
2014                                                                  1,256
2015                                                                    186
Thereafter                                                               (4)
                                                                  ---------
Total                                                               $14,152
                                                                  ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $5,283 and $2,714 in 2010, 2009 and 2008, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the IRS as part of The Hartford's consolidated tax return. With few exceptions, the Company is no longer subject to income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, The Hartford's management is working with the IRS on a possible settlement of a dividends received deduction ("DRD") issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the Statement of Operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account DRD is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual curRent year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $88,631, $113,431 and $112,175 related to the Separate Account DRD in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(4,169), $15,720 and $6,960 in 2010, 2009 and 2008,
respectively.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit against its U.S. tax liability for foreign taxes paid by the Company including payments from its Separate Account assets. The Separate Account foreign tax credit is estimated for the curRent year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through by the mutual funds. The Company recorded benefits of $2,396, $11,125 and $11,244 related to Separate Account foreign tax credit in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (expenses) related to true-ups of prior years' tax returns of $(3,504), $1,541 and $2,772 in 2010, 2009 and 2008, respectively.

(E) FUNDING OBLIGATION

At December 31, 2010, the Company had outstanding commitments totaling $123,736 of which $6,661 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $117,075 of outstanding commitments is related to various private placement and mortgage loan commitments with a commitment period that expires in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferRed premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 Connecticut Audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company has recorded an adjustment to "Capital and Surplus" of $(7,208) representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571 in "Change in Nonadmitted assets" and $(21,779) in "Correction of prior year error". The change in calculation and accounting had an immaterial effect on the Company's net income for the years ending December 31, 2008, 2009 and in 2010 decreased net income by approximately $1,973. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2009 and 2010.

14.  SALE OF AFFILIATE

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000 which was net of capital gains tax withheld of $5,000. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44,000 after-tax.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704 for the sale of HICC and $20,043 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2010 and 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R Adoption                              266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2010 and 2009 Annual Statements, as filed:

                                                                                         CAPITAL AND
                                            COST OF                                        PAID IN             NET CASH FROM
                                          INVESTMENTS              NET CASH             SURPLUS, LESS          FINANCING AND
                                          ACQUIRED --                FROM                 TREASURY             MISCELLANEOUS
                                             STOCK                INVESTMENTS               STOCK                 SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
 Receipt of WRR                               (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)               486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2010, through April 11, 2011, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizes the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(5)
       (6)    (a) Certificate of Incorporation of Hartford.(6)
       (6)    (b) Bylaws of Hartford.(6)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    (a) Form of Fund Participation Agreement.(7)
              (b) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(8)
              (c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(8)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   (a) Consent of Deloitte & Touche LLP.
              (b) Independent Auditors' Consent
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(4) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-91933 filed on December 1, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-91933 filed on February 22, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement File No. 333-136543, filed May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-119418, filed on September 17, 2007.

(8) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITORS

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman                  Senior Vice President
Jared A. Collins                    Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Robert E. Primmer                   Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Terence Shields                     Corporate Secretary, Assistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Mark M. Socha                       Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115

* Denotes Board of Directors

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-168986, filed on April 15, 2011.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2011, there were 366,280 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD:

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Executive Vice President/Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle (1)            Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey (1)                   Director
Vernon Meyer (1)                  Senior Vice President
Robert W. Paiano (4)              Treasurer
Sharon A. Ritchey (1)             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine (1)                Chief Legal Officer -- Broker/Dealer and Secretary
Martin A. Swanson (1)             Vice President/Marketing
Diane E. Tatelman (1)             Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2011.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT ONE
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       Chief Executive Officer and
       Chairman of the Board, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Chief Financial Officer,
 Senior Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                    *By:      /s/ Richard J. Wirth
                                                                        ---------------------------------------------
David N. Levenson, Chief Executive Officer,                             Richard J. Wirth
 President, Chairman of the Board, Director*                            Attorney-in-Fact
Gregory McGreevey, Executive Vice President,                  Date:     April 22, 2011
 Chief Investment Officer, Director*

333-91933

                                 EXHIBIT INDEX

   (9)         Opinion and Consent of Richard J. Wirth, Assistant General
               Counsel.
  (10)  (a)    Consent of Deloitte & Touche LLP.
  (10)  (b)    Independent Auditors' Consent
  (99)         Copy of Power of Attorney.